UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00945

Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT
VIRTUS EQUITY TRUST

March 31, 2021
Virtus KAR Capital Growth Fund
Virtus KAR Equity Income Fund
Virtus KAR Global Quality Dividend Fund
Virtus KAR Mid-Cap Core Fund
Virtus KAR Mid-Cap Growth Fund
Virtus KAR Small-Cap Core Fund
Virtus KAR Small-Cap Growth Fund
Virtus KAR Small-Cap Value Fund
Virtus KAR Small-Mid Cap Core Fund
Virtus KAR Small-Mid Cap Growth Fund
Virtus SGA Emerging Markets Growth Fund
Virtus SGA Global Growth Fund
Virtus SGA New Leaders Growth Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2021.
Monetary support and fiscal stimulus drove strong returns for global markets during the period as optimism about vaccinations increased and economic indicators improved. For the six months, U.S. small-cap stocks, which gained 48.06% as measured by the Russell 2000® Index, strongly outperformed large-capitalization stocks, which returned 19.07%, as measured by the S&P 500® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 20.08%, and emerging markets, as measured by the MSCI Emerging Markets Index (net), gained 22.43%.
In fixed income markets, the yield on the 10-year Treasury rose sharply to 1.74% on March 31, 2021, from 0.69% on September 30, 2020, based on inflation fears. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, was down 2.73% for the six-month period, but non-investment grade bonds, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, were up 7.36%.
On behalf of the Virtus Funds and our investment managers, I thank you for entrusting us with your assets. To learn more about the other investment strategies we offer, please visit Virtus.com. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2021
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2020 TO March 31, 2021
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 1,106.10	1.19%	$ 6.25
	Class C	1,000.00	1,101.90	1.96	10.27
	Class I	1,000.00	1,107.30	1.00	5.25
	Class R6	1,000.00	1,108.70	0.73	3.84
KAR Equity Income Fund
	Class A	1,000.00	1,182.30	1.20	6.53
	Class C	1,000.00	1,178.10	1.95	10.59
	Class I	1,000.00	1,183.70	0.95	5.17
	Class R6	1,000.00	1,183.50	0.91	4.95
KAR Global Quality Dividend Fund
	Class A	1,000.00	1,160.10	1.34	7.22
	Class C	1,000.00	1,156.20	2.10	11.29
	Class I	1,000.00	1,162.10	1.10	5.93
	Class R6	1,000.00	1,164.20	0.78	4.21
KAR Mid-Cap Core Fund
	Class A	1,000.00	1,243.20	1.20	6.71
	Class C	1,000.00	1,238.50	1.95	10.88
	Class I	1,000.00	1,245.00	0.95	5.32
	Class R6	1,000.00	1,245.10	0.87	4.87
KAR Mid-Cap Growth Fund
	Class A	1,000.00	1,119.30	1.22	6.45
	Class C	1,000.00	1,115.20	1.97	10.39
	Class I	1,000.00	1,120.60	0.98	5.18
	Class R6	1,000.00	1,121.60	0.83	4.39
KAR Small-Cap Core Fund
	Class A	1,000.00	1,242.50	1.27	7.10
	Class C	1,000.00	1,237.80	2.00	11.16
	Class I	1,000.00	1,244.20	1.00	5.60
	Class R6	1,000.00	1,244.80	0.92	5.15
KAR Small-Cap Growth Fund
	Class A	1,000.00	1,141.00	1.33	7.10
	Class C	1,000.00	1,136.90	2.05	10.92
	Class I	1,000.00	1,142.60	1.07	5.72
	Class R6	1,000.00	1,143.00	0.98	5.24

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2020 TO March 31, 2021
		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
KAR Small-Cap Value Fund
	Class A	$1,000.00	$1,395.20	1.19%	$ 7.11
	Class C	1,000.00	1,390.10	1.95	11.62
	Class I	1,000.00	1,397.50	0.96	5.74
	Class R6	1,000.00	1,397.20	0.87	5.20
KAR Small-Mid Cap Core Fund
	Class A	1,000.00	1,240.50	1.30	7.26
	Class C	1,000.00	1,235.20	2.05	11.42
	Class I	1,000.00	1,241.30	1.05	5.87
	Class R6	1,000.00	1,241.80	0.97	5.42
KAR Small-Mid Cap Growth Fund**
	Class A	1,000.00	979.00	1.30	3.98
	Class C	1,000.00	977.00	2.05	6.27
	Class I	1,000.00	980.00	1.05	3.22
	Class R6	1,000.00	980.00	0.99	3.03
SGA Emerging Markets Growth Fund
	Class A	1,000.00	1,183.20	1.48	8.06
	Class C	1,000.00	1,179.10	2.23	12.12
	Class I	1,000.00	1,185.20	1.23	6.70
	Class R6	1,000.00	1,186.50	1.05	5.72
SGA Global Growth Fund
	Class A	1,000.00	1,130.30	1.38	7.33
	Class C	1,000.00	1,126.30	2.11	11.19
	Class I	1,000.00	1,131.60	1.13	6.01
	Class R6	1,000.00	1,132.90	0.90	4.79
SGA New Leaders Growth Fund***
	Class A	1,000.00	1,039.00	1.39	5.20
	Class C	1,000.00	1,036.00	2.14	8.00
	Class I	1,000.00	1,040.00	1.14	4.27
	Class R6	1,000.00	1,041.00	0.91	3.41

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	December 9, 2020, is the date the Fund started accruing expenses. Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (113) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
***	November 18, 2020, is the date the Fund started accruing expenses. Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (134) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2020 TO March 31, 2021
		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 1,019.00	1.19%	$ 5.99
	Class C	1,000.00	1,015.16	1.96	9.85
	Class I	1,000.00	1,019.95	1.00	5.04
	Class R6	1,000.00	1,021.29	0.73	3.68
KAR Equity Income Fund
	Class A	1,000.00	1,018.95	1.20	6.04
	Class C	1,000.00	1,015.21	1.95	9.80
	Class I	1,000.00	1,020.19	0.95	4.78
	Class R6	1,000.00	1,020.39	0.91	4.58
KAR Global Quality Dividend Fund
	Class A	1,000.00	1,018.25	1.34	6.74
	Class C	1,000.00	1,014.46	2.10	10.55
	Class I	1,000.00	1,019.45	1.10	5.54
	Class R6	1,000.00	1,021.04	0.78	3.93
KAR Mid-Cap Core Fund
	Class A	1,000.00	1,018.95	1.20	6.04
	Class C	1,000.00	1,015.21	1.95	9.80
	Class I	1,000.00	1,020.19	0.95	4.78
	Class R6	1,000.00	1,020.59	0.87	4.38
KAR Mid-Cap Growth Fund
	Class A	1,000.00	1,018.85	1.22	6.14
	Class C	1,000.00	1,015.11	1.97	9.90
	Class I	1,000.00	1,020.04	0.98	4.94
	Class R6	1,000.00	1,020.79	0.83	4.18
KAR Small-Cap Core Fund
	Class A	1,000.00	1,018.60	1.27	6.39
	Class C	1,000.00	1,014.96	2.00	10.05
	Class I	1,000.00	1,019.95	1.00	5.04
	Class R6	1,000.00	1,020.34	0.92	4.63
KAR Small-Cap Growth Fund
	Class A	1,000.00	1,018.30	1.33	6.69
	Class C	1,000.00	1,014.71	2.05	10.30
	Class I	1,000.00	1,019.60	1.07	5.39
	Class R6	1,000.00	1,020.04	0.98	4.94
KAR Small-Cap Value Fund
	Class A	1,000.00	1,019.00	1.19	5.99
	Class C	1,000.00	1,015.21	1.95	9.80
	Class I	1,000.00	1,020.14	0.96	4.84
	Class R6	1,000.00	1,020.59	0.87	4.38
KAR Small-Mid Cap Core Fund
	Class A	1,000.00	1,018.45	1.30	6.54
	Class C	1,000.00	1,014.71	2.05	10.30
	Class I	1,000.00	1,019.70	1.05	5.29
	Class R6	1,000.00	1,020.09	0.97	4.89
KAR Small-Mid Cap Growth Fund**
	Class A	1,000.00	1,011.45	1.30	4.05
	Class C	1,000.00	1,009.13	2.05	6.38
	Class I	1,000.00	1,012.23	1.05	3.27
	Class R6	1,000.00	1,012.41	0.99	3.08
SGA Emerging Markets Growth Fund
	Class A	1,000.00	1,017.55	1.48	7.44
	Class C	1,000.00	1,013.81	2.23	11.20
	Class I	1,000.00	1,018.80	1.23	6.19
	Class R6	1,000.00	1,019.70	1.05	5.29

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2020 TO March 31, 2021
		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
SGA Global Growth Fund
	Class A	$1,000.00	$1,018.05	1.38%	$ 6.94
	Class C	1,000.00	1,014.41	2.11	10.60
	Class I	1,000.00	1,019.30	1.13	5.69
	Class R6	1,000.00	1,020.44	0.90	4.53
SGA New Leaders Growth Fund***
	Class A	1,000.00	1,013.25	1.39	5.14
	Class C	1,000.00	1,010.50	2.14	7.90
	Class I	1,000.00	1,014.17	1.14	4.21
	Class R6	1,000.00	1,015.02	0.91	3.37

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	December 9, 2020, is the date the Fund started accruing expenses. Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (113) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
***	November 18, 2020, is the date the Fund started accruing expenses. Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (134) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2021
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR (“American Depositary Receipt”)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.

VIRTUS EQUITY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2021
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of March 31, 2021.
KAR Capital Growth Fund
Information Technology	35%
Consumer Discretionary	25
Communication Services	14
Industrials	10
Financials	5
Health Care	5
Consumer Staples	5
Other	1
Total	100%
KAR Equity Income Fund
Financials	17%
Industrials	15
Information Technology	12
Health Care	11
Communication Services	11
Consumer Staples	10
Utilities	9
Other (includes short-term investment)	15
Total	100%

KAR Global Quality Dividend Fund
Financials	20%
Communication Services	15
Industrials	14
Consumer Staples	10
Information Technology	10
Health Care	10
Utilities	9
Other	12
Total	100%
KAR Mid-Cap Core Fund
Industrials	31%
Information Technology	21
Health Care	16
Financials	13
Consumer Discretionary	9
Consumer Staples	3
Communication Services	2
Other (includes short-term investment and securities lending collateral)	5
Total	100%

KAR Mid-Cap Growth Fund
Information Technology	35%
Consumer Discretionary	20
Industrials	11
Health Care	10
Consumer Staples	8
Financials	8
Communication Services	2
Short-Term Investment	6
Total	100%
KAR Small-Cap Core Fund
Industrials	44%
Financials	21
Information Technology	10
Communication Services	9
Health Care	4
Consumer Discretionary	3
Consumer Staples	2
Other (includes short-term investment)	7
Total	100%

KAR Small-Cap Growth Fund
Information Technology	32%
Communication Services	18
Financials	17
Consumer Discretionary	14
Industrials	9
Consumer Staples	5
Health Care	4
Other (includes short-term investment and securities lending collateral)	1
Total	100%
KAR Small-Cap Value Fund
Industrials	30%
Consumer Discretionary	21
Financials	16
Information Technology	12
Materials	8
Consumer Staples	6
Real Estate	4
Other (includes short-term investment)	3
Total	100%

VIRTUS EQUITY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
March 31, 2021
KAR Small-Mid Cap Core Fund
Information Technology	27%
Industrials	18
Consumer Discretionary	18
Financials	13
Health Care	12
Materials	8
Short-Term Investment	4
Total	100%
KAR Small-Mid Cap Growth Fund
Industrials	24%
Information Technology	23
Health Care	18
Consumer Discretionary	10
Financials	8
Communication Services	5
Consumer Staples	5
Other (includes short-term investment and securities lending collateral)	7
Total	100%

SGA Emerging Markets Growth Fund
Consumer Discretionary	30%
Consumer Staples	22
Financials	20
Communication Services	7
Health Care	6
Information Technology	5
Industrials	4
Other (includes short-term investment)	6
Total	100%
SGA Global Growth Fund
Information Technology	30%
Consumer Discretionary	17
Health Care	14
Communication Services	12
Financials	7
Industrials	6
Consumer Staples	6
Other (includes short-term investment)	8
Total	100%

SGA New Leaders Growth Fund
Information Technology	25%
Health Care	20
Consumer Discretionary	17
Consumer Staples	11
Industrials	10
Financials	8
Communication Services	5
Other (includes short-term investment)	4
Total	100%

KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Communication Services—13.5%
Activision Blizzard, Inc.	105,600	$ 9,821
Facebook, Inc. Class A(1)	144,090	42,439
Netflix, Inc.(1)	47,430	24,742
Tencent Holdings Ltd. ADR	307,890	24,570
		101,572

Consumer Discretionary—24.7%
Airbnb, Inc. Class A(1)	38,173	7,174
Alibaba Group Holding Ltd. Sponsored ADR(1)	139,100	31,538
Amazon.com, Inc.(1)	19,932	61,671
Home Depot, Inc. (The)	34,165	10,429
Las Vegas Sands Corp.(1)	173,123	10,519
Marriott International, Inc. Class A(1)	64,820	9,601
MercadoLibre, Inc.(1)	12,960	19,079
NIKE, Inc. Class B	147,400	19,588
Ross Stores, Inc.	95,546	11,457
Trip.com Group Ltd. ADR(1)	139,950	5,546
		186,602

Consumer Staples—4.9%
Estee Lauder Cos., Inc. (The) Class A	30,364	8,832
McCormick & Co., Inc.	76,630	6,832
Monster Beverage Corp.(1)	116,623	10,623
Procter & Gamble Co. (The)	78,670	10,654
		36,941

	Shares	Value

Financials—5.3%
Bank of America Corp.	388,065	$ 15,014
CME Group, Inc. Class A	33,880	6,920
MarketAxess Holdings, Inc.	25,940	12,916
Progressive Corp. (The)	50,550	4,833
		39,683

Health Care—5.0%
Danaher Corp.	64,202	14,451
HealthEquity, Inc.(1)	73,390	4,990
Zoetis, Inc. Class A	115,857	18,245
		37,686

Industrials—9.8%
CoStar Group, Inc.(1)	18,311	15,050
Equifax, Inc.	34,070	6,171
Fair Isaac Corp.(1)	19,250	9,356
Kansas City Southern	55,720	14,706
Roper Technologies, Inc.	29,909	12,063
Uber Technologies, Inc.(1)	312,331	17,025
		74,371

Information Technology—34.9%
Accenture plc Class A	42,978	11,873
Amphenol Corp. Class A	269,346	17,769
Avalara, Inc.(1)	154,550	20,622
Bill.com Holdings, Inc.(1)	314,000	45,687
Duck Creek Technologies, Inc.(1)	367,685	16,597
NVIDIA Corp.	63,593	33,954
Paycom Software, Inc.(1)	74,552	27,589
Snowflake, Inc. Class A(1)	24,216	5,552
Trade Desk, Inc. (The) Class A(1)	49,080	31,983
	Shares	Value

Information Technology—continued
Visa, Inc. Class A	154,974	$ 32,813
Workday, Inc. Class A(1)	76,751	19,067
		263,506

Materials—1.2%
Ecolab, Inc.	43,946	9,408
Total Common Stocks (Identified Cost $234,355)		749,769

Total Long-Term Investments—99.3% (Identified Cost $234,355)		749,769

TOTAL INVESTMENTS—99.3% (Identified Cost $234,355)		$749,769
Other assets and liabilities, net—0.7%		5,298
NET ASSETS—100.0%		$755,067

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	89%
China	8
Brazil	3
Total	100%
† % of total investments as of March 31, 2021.
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$749,769	$749,769
Total Investments	$749,769	$749,769
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—10.5%
AT&T, Inc.	137,840	$ 4,172
Omnicom Group, Inc.	75,220	5,578
Verizon Communications, Inc.	87,660	5,097
		14,847

Consumer Discretionary—4.9%
Home Depot, Inc. (The)	4,898	1,495
Leggett & Platt, Inc.	85,560	3,906
McDonald’s Corp.	6,500	1,457
		6,858

Consumer Staples—9.5%
Clorox Co. (The)	5,850	1,128
Coca-Cola Co. (The)	71,980	3,794
Kimberly-Clark Corp.	24,660	3,429
PepsiCo, Inc.	25,600	3,621
Procter & Gamble Co. (The)	10,920	1,479
		13,451

Financials—16.8%
Bank of Hawaii Corp.	71,109	6,364
PNC Financial Services Group, Inc. (The)	42,332	7,425
U.S. Bancorp	64,565	3,571
Zurich Insurance Group AG ADR	148,875	6,391
		23,751

Health Care—11.2%
Johnson & Johnson	8,763	1,440
Merck & Co., Inc.	42,920	3,309
Patterson Cos., Inc.	193,120	6,170
Pfizer, Inc.	135,010	4,892
		15,811

	Shares	Value

Industrials—15.2%
3M Co.	30,880	$ 5,950
Fastenal Co.	41,144	2,069
MSC Industrial Direct Co., Inc. Class A	39,110	3,527
Snap-on, Inc.	17,620	4,066
Watsco, Inc.	22,543	5,878
		21,490

Information Technology—12.3%
Analog Devices, Inc.	9,826	1,524
Cisco Systems, Inc.	105,810	5,472
International Business Machines Corp.	47,050	6,270
Paychex, Inc.	42,760	4,191
		17,457

Materials—7.5%
Eastman Chemical Co.	54,060	5,953
Sonoco Products Co.	72,550	4,593
		10,546

Real Estate—1.7%
Crown Castle International Corp.	13,710	2,360
Utilities—9.3%
Fortis, Inc.	86,810	3,765
NextEra Energy, Inc.	35,610	2,692
Southern Co. (The)	73,350	4,559
WEC Energy Group, Inc.	23,000	2,153
		13,169

Total Common Stocks (Identified Cost $119,581)		139,740

Total Long-Term Investments—98.9% (Identified Cost $119,581)		139,740

	Shares	Value

Short-Term Investment—1.1%
Money Market Mutual Fund—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(1)	1,591,465	$ 1,591
Total Short-Term Investment (Identified Cost $1,591)		1,591

TOTAL INVESTMENTS—100.0% (Identified Cost $121,172)		$141,331
Other assets and liabilities, net—0.0%		3
NET ASSETS—100.0%		$141,334

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Switzerland	5
Canada	3
Total	100%
† % of total investments as of March 31, 2021.
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$139,740	$139,740
Money Market Mutual Fund	1,591	1,591
Total Investments	$141,331	$141,331
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.7%
Communication Services—15.2%
AT&T, Inc.	49,261	$ 1,491
BCE, Inc.	40,675	1,836
Spark New Zealand Ltd.	505,005	1,580
Verizon Communications, Inc.	15,937	927
		5,834

Consumer Discretionary—2.8%
Leggett & Platt, Inc.	23,506	1,073
Consumer Staples—9.9%
Coca-Cola Co. (The)	19,211	1,013
Danone SA	11,502	789
PepsiCo, Inc.	4,723	668
Tate & Lyle plc	124,642	1,318
		3,788

Financials—19.3%
Bank of Hawaii Corp.	9,241	827
PNC Financial Services Group, Inc. (The)	5,861	1,028
Royal Bank of Canada	19,805	1,826
Tokio Marine Holdings, Inc.	22,020	1,047
U.S. Bancorp	17,650	977
Zurich Insurance Group AG	1,380	589
Zurich Insurance Group AG ADR	25,695	1,103
		7,397

Health Care—9.4%
Johnson & Johnson	1,199	197
Merck & Co., Inc.	9,461	729
Patterson Cos., Inc.	36,386	1,163
	Shares	Value

Health Care—continued
Pfizer, Inc.	31,426	$ 1,139
Sonic Healthcare Ltd.	14,342	382
		3,610

Industrials—13.8%
3M Co.	4,325	833
Adecco Group AG	19,526	1,315
BAE Systems plc	199,883	1,392
MSC Industrial Direct Co., Inc. Class A	10,763	971
Watsco, Inc.	3,093	806
		5,317

Information Technology—9.8%
Analog Devices, Inc.	1,280	199
Cisco Systems, Inc.	21,811	1,128
International Business Machines Corp.	12,526	1,669
Paychex, Inc.	7,684	753
		3,749

Materials—8.3%
Amcor plc	116,235	1,358
Eastman Chemical Co.	9,972	1,098
Kemira OYJ	25,245	387
Sonoco Products Co.	5,717	362
		3,205

Real Estate—1.2%
Crown Castle International Corp.	2,767	476
Utilities—9.0%
Fortis, Inc.	33,673	1,460
	Shares	Value

Utilities—continued
NextEra Energy, Inc.	2,537	$ 192
Southern Co. (The)	22,782	1,416
WEC Energy Group, Inc.	4,164	390
		3,458

Total Common Stocks (Identified Cost $31,988)		37,907

Total Long-Term Investments—98.7% (Identified Cost $31,988)		37,907

TOTAL INVESTMENTS—98.7% (Identified Cost $31,988)		$37,907
Other assets and liabilities, net—1.3%		499
NET ASSETS—100.0%		$38,406

Abbreviation:
ADR	American Depositary Receipt

Country Weightings†
United States	58%
Canada	14
Switzerland	10
United Kingdom	7
New Zealand	4
Japan	3
France	2
Other	2
Total	100%
† % of total investments as of March 31, 2021.
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$37,907	$37,907
Total Investments	$37,907	$37,907
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—95.9%
Communication Services—2.0%
Autohome, Inc. ADR	231,101	$ 21,555
Consumer Discretionary—9.3%
Ross Stores, Inc.	377,671	45,286
SiteOne Landscape Supply, Inc.(1)	204,865	34,979
Tractor Supply Co.	118,358	20,959
		101,224

Consumer Staples—3.3%
Lamb Weston Holdings, Inc.	456,649	35,381
Financials—13.0%
Broadridge Financial Solutions, Inc.	248,706	38,077
First Financial Bankshares, Inc.	532,520	24,884
Houlihan Lokey, Inc. Class A	418,251	27,818
LPL Financial Holdings, Inc.	156,617	22,265
Moody’s Corp.	92,063	27,491
		140,535

Health Care—15.6%
Cooper Cos., Inc. (The)	90,654	34,819
Elanco Animal Health, Inc.(1)	1,212,782	35,716
Globus Medical, Inc. Class A(1)	724,122	44,657
West Pharmaceutical Services, Inc.	189,210	53,316
		168,508

Industrials—30.6%
Allegion plc	262,163	32,933
AMETEK, Inc.	456,484	58,307
Equifax, Inc.	177,654	32,178
Exponent, Inc.	316,630	30,856
HEICO Corp. Class A	312,918	35,547
Lennox International, Inc.	64,687	20,156
Nordson Corp.	127,573	25,346
	Shares	Value

Industrials—continued
Old Dominion Freight Line, Inc.	135,564	$ 32,591
Pentair plc	479,083	29,856
Verisk Analytics, Inc. Class A	192,188	33,958
		331,728

Information Technology—20.7%
Amphenol Corp. Class A	326,456	21,536
Aspen Technology, Inc.(1)	275,671	39,788
Bentley Systems, Inc. Class B(2)	516,456	24,237
Brooks Automation, Inc.	622,595	50,835
Dolby Laboratories, Inc. Class A	313,956	30,994
Zebra Technologies Corp. Class A(1)	117,826	57,167
		224,557

Real Estate—1.4%
Equity LifeStyle Properties, Inc.	241,665	15,380
Total Common Stocks (Identified Cost $694,784)		1,038,868

Total Long-Term Investments—95.9% (Identified Cost $694,784)		1,038,868

Short-Term Investment—3.5%
Money Market Mutual Fund—3.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	37,500,467	37,500
Total Short-Term Investment (Identified Cost $37,500)		37,500

	Shares	Value

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)(4)	270,887	$ 271
Total Securities Lending Collateral (Identified Cost $271)		271

TOTAL INVESTMENTS—99.4% (Identified Cost $732,555)		$1,076,639
Other assets and liabilities, net—0.6%		7,008
NET ASSETS—100.0%		$1,083,647

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,038,868	$1,038,868
Securities Lending Collateral	271	271
Money Market Mutual Fund	37,500	37,500
Total Investments	$1,076,639	$1,076,639
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Preferred Stock—1.2%
Information Technology—1.2%
Security Scorecard, Inc. Series E, 0.000%(1)(2)(3)	2,639,750	$ 40,000
Total Preferred Stock (Identified Cost $40,000)		40,000

Common Stocks—92.5%
Communication Services—2.2%
Autohome, Inc. ADR	498,553	46,500
ZoomInfo Technologies, Inc. Class A(2)	534,182	26,122
		72,622

Consumer Discretionary—20.3%
Domino’s Pizza, Inc.	108,304	39,833
DraftKings, Inc. Class A(2)	697,725	42,791
MercadoLibre, Inc.(2)	117,619	173,152
New Oriental Education & Technology Group, Inc. Sponsored ADR(2)	1,796,170	25,146
Olo, Inc. Class A(2)	563,050	14,859
Pool Corp.	159,159	54,948
Rollins, Inc.	1,127,475	38,808
Ross Stores, Inc.	444,301	53,276
SiteOne Landscape Supply, Inc.(2)	649,900	110,964
Trip.com Group Ltd. ADR(2)	1,541,869	61,104
Wynn Resorts Ltd.(2)	420,082	52,666
		667,547

Consumer Staples—7.7%
Brown-Forman Corp. Class B	788,717	54,398
Freshpet, Inc.(2)	474,380	75,336
McCormick & Co., Inc.	338,322	30,165
Monster Beverage Corp.(2)	483,651	44,056
National Beverage Corp.	1,028,890	50,323
		254,278

Financials—7.7%
Goosehead Insurance, Inc. Class A	652,468	69,931
MarketAxess Holdings, Inc.	145,736	72,565
Signature Bank	287,250	64,947
T. Rowe Price Group, Inc.	256,124	43,951
		251,394

	Shares	Value

Health Care—10.0%
Elanco Animal Health, Inc.(2)	1,086,239	$ 31,990
HealthEquity, Inc.(2)	921,842	62,685
IDEXX Laboratories, Inc.(2)	89,260	43,676
Mettler-Toledo International, Inc.(2)	38,431	44,414
Silk Road Medical, Inc.(2)	792,890	40,160
Teladoc Health, Inc.(2)	300,882	54,685
Zoetis, Inc. Class A	326,017	51,341
		328,951

Industrials—10.5%
CoStar Group, Inc.(2)	61,693	50,705
Equifax, Inc.	280,040	50,724
Fair Isaac Corp.(2)	184,987	89,913
Kansas City Southern	305,931	80,741
Lyft, Inc. Class A(2)	627,226	39,628
Roper Technologies, Inc.	83,187	33,553
		345,264

Information Technology—34.1%
Amphenol Corp. Class A	803,900	53,033
Avalara, Inc.(2)	685,464	91,461
Bill.com Holdings, Inc.(2)	809,049	117,717
Coupa Software, Inc.(2)	102,339	26,043
Datadog, Inc. Class A(2)	543,609	45,304
DocuSign, Inc.(2)	464,458	94,030
Dynatrace, Inc.(2)	781,857	37,717
FleetCor Technologies, Inc.(2)	202,572	54,417
Gartner, Inc.(2)	337,417	61,596
nCino, Inc.(2)	867,259	57,864
Okta, Inc.(2)	355,610	78,387
Paycom Software, Inc.(2)	224,256	82,988
Square, Inc. Class A(2)	213,905	48,567
Teradyne, Inc.	473,018	57,557
Trade Desk, Inc. (The) Class A(2)	261,983	170,724
Workday, Inc. Class A(2)	173,430	43,085
		1,120,490

Total Common Stocks (Identified Cost $2,062,412)		3,040,546

Total Long-Term Investments—93.7% (Identified Cost $2,102,412)		3,080,546

	Shares	Value

Short-Term Investment—5.9%
Money Market Mutual Fund—5.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	195,654,387	$ 195,654
Total Short-Term Investment (Identified Cost $195,654)		195,654

TOTAL INVESTMENTS—99.6% (Identified Cost $2,298,066)		$3,276,200
Other assets and liabilities, net—0.4%		13,197
NET ASSETS—100.0%		$3,289,397

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	All or a portion of the security is restricted.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
Brazil	5
China	4
Total	100%
† % of total investments as of March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$3,040,546	$3,040,546	$ —
Preferred Stock	40,000	—	40,000
Money Market Mutual Fund	195,654	195,654	—
Total Investments	$3,276,200	$3,236,200	$40,000
There were no securities valued using significant observable inputs (Level 2) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stock
Investments in Securities
Balance as of September 30, 2020:	$ —	$ —
Purchases	40,000	40,000
Balance as of March 31, 2021	$40,000	$40,000
Security Scorecard, Inc. Series E
The significant unobservable inputs used in the fair value measurement of this non-public preferred stock is based on the cost of the most recent investment by the Fund. Significant changes in the financial statement performance of this company, an increase or decrease in additional share classes or changes in the shares issued and outstanding, together or in isolation, could result in a significantly lower or higher fair value measurement.
See Notes to Financial Statements

KAR Small-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—94.9%
Communication Services—8.9%
Autohome, Inc. ADR	842,195	$ 78,551
Rightmove plc(1)	11,399,000	91,491
		170,042

Consumer Discretionary—3.3%
Acushnet Holdings Corp.	1,523,361	62,960
Consumer Staples—2.3%
PriceSmart, Inc.	459,189	44,427
Energy—1.4%
Dril-Quip, Inc.(1)	799,140	26,555
Financials—20.9%
Artisan Partners Asset Management, Inc. Class A	891,600	46,515
FactSet Research Systems, Inc.	169,940	52,442
First Hawaiian, Inc.	3,561,808	97,487
Moelis & Co. Class A	1,199,440	65,825
Primerica, Inc.	612,512	90,542
RLI Corp.	419,203	46,770
		399,581

Health Care—4.2%
Atrion Corp.	48,880	31,347
CorVel Corp.(1)	481,080	49,354
		80,701

Industrials—42.6%
Donaldson Co., Inc.	482,200	28,045
	Shares	Value

Industrials—continued
EMCOR Group, Inc.	853,970	$ 95,781
FTI Consulting, Inc.(1)	821,194	115,058
Graco, Inc.	1,161,110	83,159
Landstar System, Inc.	522,209	86,196
RBC Bearings, Inc.(1)	247,448	48,690
Simpson Manufacturing Co., Inc.	815,217	84,562
Teledyne Technologies, Inc.(1)	320,000	132,368
Toro Co. (The)	763,701	78,768
Watts Water Technologies, Inc. Class A	523,774	62,230
		814,857

Information Technology—10.0%
Aspen Technology, Inc.(1)	589,600	85,097
Jack Henry & Associates, Inc.	207,800	31,527
Manhattan Associates, Inc.(1)	646,720	75,912
		192,536

Materials—1.3%
AptarGroup, Inc.	182,012	25,786
Total Common Stocks (Identified Cost $1,107,481)		1,817,445

Total Long-Term Investments—94.9% (Identified Cost $1,107,481)		1,817,445

	Shares	Value

Short-Term Investment—2.7%
Money Market Mutual Fund—2.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	52,248,047	$ 52,248
Total Short-Term Investment (Identified Cost $52,248)		52,248

TOTAL INVESTMENTS—97.6% (Identified Cost $1,159,729)		$1,869,693
Other assets and liabilities, net—2.4%		45,129
NET ASSETS—100.0%		$1,914,822

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
United Kingdom	5
China	4
Total	100%
† % of total investments as of March 31, 2021.
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,817,445	$1,817,445
Money Market Mutual Fund	52,248	52,248
Total Investments	$1,869,693	$1,869,693
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—97.8%
Communication Services—18.1%
Auto Trader Group plc(1)(2)	58,074,329	$ 443,859
Autohome, Inc. ADR	3,441,161	320,957
MediaAlpha, Inc. Class A(1)(2)	4,646,036	164,609
Rightmove plc(2)	40,235,150	322,936
		1,252,361

Consumer Discretionary—13.8%
Fox Factory Holding Corp.(1)(2)	3,832,978	487,018
Ollie’s Bargain Outlet Holdings, Inc.(1)(2)	4,783,672	416,180
Olo, Inc. Class A(2)(3)	1,921,045	50,696
		953,894

Consumer Staples—4.6%
Chefs’ Warehouse, Inc. (The)(1)(2)	2,808,023	85,532
Grocery Outlet Holding Corp.(2)	4,110,075	151,621
PriceSmart, Inc.	863,298	83,524
		320,677

Financials—17.1%
FactSet Research Systems, Inc.	713,708	220,243
Goosehead Insurance, Inc. Class A	1,205,700	129,227
Interactive Brokers Group, Inc. Class A	3,437,856	251,101
MarketAxess Holdings, Inc.	390,985	194,679
Morningstar, Inc.	1,459,942	328,546
Oportun Financial Corp.(1)(2)	2,635,930	54,590
ServisFirst Bancshares, Inc.	171,908	10,543
		1,188,929

Health Care—3.7%
Mesa Laboratories, Inc.	85,353	20,783
National Research Corp.(1)(2)	2,409,518	112,838
	Shares	Value

Health Care—continued
U.S. Physical Therapy, Inc.(1)	1,185,000	$ 123,359
		256,980

Industrials—9.1%
AAON, Inc.(1)	4,009,400	280,698
HEICO Corp. Class A	1,847,383	209,863
Omega Flex, Inc.(1)	908,755	143,474
		634,035

Information Technology—31.4%
Aspen Technology, Inc.(2)	1,673,926	241,598
Avalara, Inc.(2)	1,650,000	220,159
Bill.com Holdings, Inc.(2)	3,368,005	490,045
Blackline, Inc.(1)(2)	3,134,403	339,769
Duck Creek Technologies, Inc.(1)(2)	8,694,221	392,457
nCino, Inc.(2)	2,821,202	188,231
NVE Corp.(1)	482,690	33,836
Paycom Software, Inc.(2)	438,353	162,217
SPS Commerce, Inc.(2)	1,095,164	108,761
		2,177,073

Total Common Stocks (Identified Cost $3,601,525)		6,783,949

Total Long-Term Investments—97.8% (Identified Cost $3,601,525)		6,783,949

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	41,362,730	41,363
Total Short-Term Investment (Identified Cost $41,363)		41,363

	Shares	Value

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)(5)	15,125,000	$ 15,125
Total Securities Lending Collateral (Identified Cost $15,125)		15,125

TOTAL INVESTMENTS—98.6% (Identified Cost $3,658,013)		$6,840,437
Other assets and liabilities, net—1.4%		99,531
NET ASSETS—100.0%		$6,939,968

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Affiliated company. See Note 3H in Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	84%
United Kingdom	11
China	5
Total	100%
† % of total investments as of March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,783,949	$6,783,949
Securities Lending Collateral	15,125	15,125
Money Market Mutual Fund	41,363	41,363
Total Investments	$6,840,437	$6,840,437
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Financial Statements

KAR Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—96.1%
Consumer Discretionary—20.9%
Cheesecake Factory, Inc. (The)(1)	1,080,715	$ 63,233
Leslie’s, Inc.(1)	1,874,923	45,917
SiteOne Landscape Supply, Inc.(1)	363,793	62,114
Terminix Global Holdings, Inc.(1)	1,018,011	48,528
Thor Industries, Inc.	530,006	71,413
		291,205

Consumer Staples—5.8%
National Beverage Corp.	805,770	39,410
WD-40 Co.	136,951	41,932
		81,342

Financials—15.8%
Bank of Hawaii Corp.	548,815	49,114
First Financial Bankshares, Inc.	441,223	20,618
Houlihan Lokey, Inc. Class A	755,090	50,221
Primerica, Inc.	247,835	36,635
RLI Corp.	354,789	39,584
Stock Yards Bancorp, Inc.	451,556	23,056
		219,228

Health Care—1.3%
Anika Therapeutics, Inc.(1)	431,193	17,588
Industrials—29.6%
Albany International Corp. Class A	534,578	44,621
Armstrong World Industries, Inc.	466,420	42,020
	Shares	Value

Industrials—continued
Construction Partners, Inc. Class A(1)	809,235	$ 24,180
CoreLogic, Inc.	587,351	46,548
Graco, Inc.	608,104	43,552
John Bean Technologies Corp.	257,448	34,328
Landstar System, Inc.	269,688	44,515
RBC Bearings, Inc.(1)	252,052	49,596
UniFirst Corp.	120,387	26,932
Watsco, Inc.	210,780	54,961
		411,253

Information Technology—11.4%
American Software, Inc. Class A	945,934	19,581
Badger Meter, Inc.	185,169	17,234
Brooks Automation, Inc.	793,057	64,753
EVERTEC, Inc.	1,011,795	37,659
Jack Henry & Associates, Inc.	132,485	20,100
		159,327

Materials—7.6%
Scotts Miracle-Gro Co. (The)	433,513	106,198
Real Estate—3.7%
MGM Growth Properties LLC Class A	1,559,190	50,861
Total Common Stocks (Identified Cost $801,623)		1,337,002

Total Long-Term Investments—96.1% (Identified Cost $801,623)		1,337,002

	Shares	Value

Short-Term Investment—2.4%
Money Market Mutual Fund—2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	33,659,039	$ 33,659
Total Short-Term Investment (Identified Cost $33,659)		33,659

TOTAL INVESTMENTS—98.5% (Identified Cost $835,282)		$1,370,661
Other assets and liabilities, net—1.5%		20,912
NET ASSETS—100.0%		$1,391,573

Abbreviation:
LLC	Limited Liability Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,337,002	$1,337,002
Money Market Mutual Fund	33,659	33,659
Total Investments	$1,370,661	$1,370,661
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Mid Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—95.1%
Consumer Discretionary—17.4%
Bright Horizons Family Solutions, Inc.(1)	183,210	$ 31,411
Pool Corp.	102,468	35,376
Rollins, Inc.	512,711	17,648
SiteOne Landscape Supply, Inc.(1)	255,926	43,697
Thor Industries, Inc.	318,111	42,862
		170,994

Financials—12.6%
Berkley (W.R.) Corp.	437,297	32,950
Interactive Brokers Group, Inc. Class A	399,833	29,204
LPL Financial Holdings, Inc.	206,687	29,383
MSCI, Inc. Class A	77,858	32,644
		124,181

Health Care—12.4%
Charles River Laboratories International, Inc.(1)	147,752	42,823
Chemed Corp.	46,089	21,192
Cooper Cos., Inc. (The)	92,176	35,404
Elanco Animal Health, Inc.(1)	745,388	21,952
		121,371

Industrials—18.3%
Allegion plc	227,027	28,519
Copart, Inc.(1)	247,883	26,923
Equifax, Inc.	145,459	26,347
	Shares	Value

Industrials—continued
Exponent, Inc.	189,347	$ 18,452
Fair Isaac Corp.(1)	36,642	17,810
Lennox International, Inc.	96,290	30,003
Nordson Corp.	156,579	31,109
		179,163

Information Technology—27.0%
ANSYS, Inc.(1)	60,610	20,581
Aspen Technology, Inc.(1)	174,830	25,233
Bentley Systems, Inc. Class B	659,288	30,940
CDW Corp.	217,099	35,984
Duck Creek Technologies, Inc.(1)	422,785	19,085
FLIR Systems, Inc.	428,322	24,187
Jack Henry & Associates, Inc.	119,791	18,175
Teradyne, Inc.	313,662	38,166
Zebra Technologies Corp. Class A(1)	109,627	53,189
		265,540

Materials—7.4%
Scotts Miracle-Gro Co. (The)	296,440	72,619
Total Common Stocks (Identified Cost $747,656)		933,868

Total Long-Term Investments—95.1% (Identified Cost $747,656)		933,868

	Shares	Value

Short-Term Investment—4.3%
Money Market Mutual Fund—4.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	42,176,725	$ 42,177
Total Short-Term Investment (Identified Cost $42,177)		42,177

TOTAL INVESTMENTS—99.4% (Identified Cost $789,833)		$976,045
Other assets and liabilities, net—0.6%		5,633
NET ASSETS—100.0%		$981,678

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$933,868	$933,868
Money Market Mutual Fund	42,177	42,177
Total Investments	$976,045	$976,045
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Financial Statements

KAR Small-Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—96.4%
Communication Services—5.7%
MediaAlpha, Inc. Class A(1)	3,236	$ 115
Rightmove plc ADR(1)	7,523	122
		237

Consumer Discretionary—10.9%
Ollie’s Bargain Outlet Holdings, Inc.(1)	1,625	141
Olo, Inc. Class A(1)	3,558	94
SiteOne Landscape Supply, Inc.(1)	1,289	220
		455

Consumer Staples—5.1%
Grocery Outlet Holding Corp.(1)	2,756	102
Lamb Weston Holdings, Inc.	1,438	111
		213

Financials—8.2%
FactSet Research Systems, Inc.	338	105
Lemonade, Inc.(1)(2)	441	41
MarketAxess Holdings, Inc.	342	170
Oscar Health, Inc. Class A(1)	1,081	29
		345

Health Care—18.3%
Cooper Cos., Inc. (The)	260	100
Elanco Animal Health, Inc.(1)	3,350	99
Globus Medical, Inc. Class A(1)	1,769	109
HealthEquity, Inc.(1)	2,155	146
Silk Road Medical, Inc.(1)	2,782	141
	Shares	Value

Health Care—continued
West Pharmaceutical Services, Inc.	599	$ 169
		764

Industrials—24.4%
Copart, Inc.(1)	1,331	145
Fair Isaac Corp.(1)	239	116
HEICO Corp. Class A	1,372	156
Old Dominion Freight Line, Inc.	946	227
Teledyne Technologies, Inc.(1)	358	148
TransUnion	1,327	119
Verisk Analytics, Inc. Class A	603	107
		1,018

Information Technology—23.8%
Avalara, Inc.(1)	1,002	134
Bentley Systems, Inc. Class B(2)	3,886	182
Duck Creek Technologies, Inc.(1)	2,534	114
Five9, Inc.(1)	1,201	188
Jack Henry & Associates, Inc.	803	122
nCino, Inc.(1)	1,381	92
Tyler Technologies, Inc.(1)	377	160
		992

Total Common Stocks (Identified Cost $4,107)		4,024

Total Long-Term Investments—96.4% (Identified Cost $4,107)		4,024

	Shares	Value

Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	108,686	$ 109
Total Short-Term Investment (Identified Cost $109)		109

Securities Lending Collateral—4.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)(4)	193,699	194
Total Securities Lending Collateral (Identified Cost $194)		194

TOTAL INVESTMENTS—103.7% (Identified Cost $4,410)		$4,327
Other assets and liabilities, net—(3.7)%		(153)
NET ASSETS—100.0%		$4,174

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$4,024	$4,024
Securities Lending Collateral	194	194
Money Market Mutual Fund	109	109
Total Investments	$4,327	$4,327
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

SGA Emerging Markets Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—96.5%
Communication Services—7.0%
Kakao Corp.	478	$ 210
Tencent Holdings Ltd.	3,226	253
		463

Consumer Discretionary—30.4%
Alibaba Group Holding Ltd.(1)	12,436	352
Fast Retailing Co. Ltd.	138	110
Huazhu Group Ltd. ADR(1)	4,742	260
JD.com, Inc. ADR(1)	2,553	215
MercadoLibre, Inc.(1)	161	237
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	15,888	223
TAL Education Group ADR(1)	3,795	204
Trip.com Group Ltd. ADR(1)	6,027	239
Yum China Holdings, Inc.	3,100	184
		2,024

Consumer Staples—21.5%
Budweiser Brewing Co. APAC Ltd.	77,855	232
CP ALL PCL(1)	188,933	419
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	3,036	229
Raia Drogasil S.A.	34,838	156
Unicharm Corp.	2,483	104
Wal-Mart de Mexico SAB de C.V.	91,303	288
		1,428

Financials—19.5%
AIA Group Ltd.	21,143	257
Bank Central Asia Tbk PT	58,794	126
HDFC Bank Ltd. ADR(1)	4,047	314
Ping An Insurance Group Co. of China Ltd. Class H	14,055	167
Sanlam Ltd.	41,508	167
XP, Inc. Class A(1)	7,076	267
		1,298

	Shares	Value

Health Care—6.5%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	134,375	$ 265
Wuxi Biologics Cayman, Inc.(1)	13,380	168
		433

Industrials—4.1%
Kansas City Southern	1,023	270
Information Technology—4.7%
Infosys Ltd. Sponsored ADR	16,675	312
Materials—2.8%
Asian Paints Ltd.	5,402	187
Total Common Stocks (Identified Cost $4,928)		6,415

Total Long-Term Investments—96.5% (Identified Cost $4,928)		6,415

Short-Term Investment—3.3%
Money Market Mutual Fund—3.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	216,718	217
Total Short-Term Investment (Identified Cost $217)		217

TOTAL INVESTMENTS—99.8% (Identified Cost $5,145)		$6,632
Other assets and liabilities, net—0.2%		16
NET ASSETS—100.0%		$6,648

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	35%
India	13
Brazil	9
Mexico	8
Hong Kong	8
United States	7
Thailand	6
Other	14
Total	100%
† % of total investments as of March 31, 2021.
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,415	$6,415
Money Market Mutual Fund	217	217
Total Investments	$6,632	$6,632
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—97.5%
Communication Services—11.5%
Alphabet, Inc. Class C(1)	2,342	$ 4,845
Facebook, Inc. Class A(1)	18,730	5,517
Tencent Holdings Ltd.	48,671	3,819
Walt Disney Co. (The)(1)	21,642	3,993
		18,174

Consumer Discretionary—17.2%
Alibaba Group Holding Ltd. Sponsored ADR(1)	26,241	5,950
Amazon.com, Inc.(1)	1,742	5,390
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	395,419	5,536
NIKE, Inc. Class B	34,258	4,552
Yum! Brands, Inc.	52,215	5,649
		27,077

Consumer Staples—6.2%
CP ALL PCL(1)	2,194,564	4,863
Heineken NV	47,357	4,866
		9,729

Financials—6.9%
AIA Group Ltd.	414,717	5,030
HDFC Bank Ltd. ADR(1)	75,157	5,839
		10,869

Health Care—13.7%
Abbott Laboratories	43,702	5,237
Alcon, Inc.(1)	44,384	3,115
Illumina, Inc.(1)	7,107	2,730
Intuitive Surgical, Inc.(1)	3,908	2,888
Novo Nordisk A/S Class B	66,135	4,481
	Shares	Value

Health Care—continued
Regeneron Pharmaceuticals, Inc.(1)	6,701	$ 3,170
		21,621

Industrials—6.4%
IHS Markit Ltd.	53,461	5,174
Kansas City Southern	18,436	4,866
		10,040

Information Technology—29.8%
Autodesk, Inc.(1)	17,768	4,924
Dassault Systemes SE	18,597	3,978
FleetCor Technologies, Inc.(1)	19,393	5,209
Infosys Ltd. Sponsored ADR	230,113	4,308
Microsoft Corp.	26,610	6,274
PayPal Holdings, Inc.(1)	19,547	4,747
salesforce.com, Inc.(1)	21,658	4,589
SAP SE Sponsored ADR	24,932	3,061
Visa, Inc. Class A	27,597	5,843
Workday, Inc. Class A(1)	16,500	4,099
		47,032

Materials—2.5%
Linde plc	14,059	3,938
Real Estate—3.3%
Equinix, Inc.	7,563	5,140
Total Common Stocks (Identified Cost $106,925)		153,620

Total Long-Term Investments—97.5% (Identified Cost $106,925)		153,620

	Shares	Value

Short-Term Investment—2.3%
Money Market Mutual Fund—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	3,518,879	$ 3,519
Total Short-Term Investment (Identified Cost $3,519)		3,519

TOTAL INVESTMENTS—99.8% (Identified Cost $110,444)		$157,139
Other assets and liabilities, net—0.2%		381
NET ASSETS—100.0%		$157,520

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	60%
China	9
India	7
United Kingdom	6
Hong Kong	3
Netherlands	3
Thailand	3
Other	9
Total	100%
† % of total investments as of March 31, 2021.
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$153,620	$153,620
Money Market Mutual Fund	3,519	3,519
Total Investments	$157,139	$157,139
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

SGA New Leaders Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.3%
Communication Services—4.9%
Kakao Corp.	254	$ 112
Match Group, Inc.(1)	1,139	156
		268

Consumer Discretionary—16.9%
Huazhu Group Ltd. ADR(1)	2,919	160
MercadoLibre, Inc.(1)	60	89
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	11,357	159
TAL Education Group ADR(1)	3,132	169
Trip.com Group Ltd. ADR(1)	4,574	181
Yum! Brands, Inc.	1,555	168
		926

Consumer Staples—10.5%
CP ALL PCL(1)	112,820	250
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	1,993	150
Raia Drogasil S.A.	20,245	90
Unicharm Corp.	2,018	85
		575

Financials—8.3%
First Republic Bank	963	161
MSCI, Inc. Class A	371	155
XP, Inc. Class A(1)	3,771	142
		458

Health Care—19.8%
Alcon, Inc.(1)	2,446	172
IDEXX Laboratories, Inc.(1)	223	109
IQVIA Holdings, Inc.(1)	899	173
M3, Inc.	1,301	89
ResMed, Inc.	555	108
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	84,713	167
STERIS plc	781	149
Wuxi Biologics Cayman, Inc.(1)	9,761	122
		1,089

	Shares	Value

Industrials—9.9%
CoStar Group, Inc.(1)	201	$ 165
IHS Markit Ltd.	1,628	158
Kansas City Southern	844	223
		546

Information Technology—25.4%
Adyen NV(1)	53	118
Autodesk, Inc.(1)	787	218
EPAM Systems, Inc.(1)	604	240
FleetCor Technologies, Inc.(1)	798	214
Okta, Inc.(1)	761	168
RingCentral, Inc. Class A(1)	670	200
Workday, Inc. Class A(1)	949	236
		1,394

Real Estate—2.6%
Equinix, Inc.	209	142
Total Common Stocks (Identified Cost $5,219)		5,398

Total Long-Term Investments—98.3% (Identified Cost $5,219)		5,398

Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	66,934	67
Total Short-Term Investment (Identified Cost $67)		67

TOTAL INVESTMENTS—99.5% (Identified Cost $5,286)		$5,465
Other assets and liabilities, net—0.5%		26
NET ASSETS—100.0%		$5,491

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	59%
China	15
Brazil	6
Thailand	5
Japan	3
Switzerland	3
Mexico	3
Other	6
Total	100%
† % of total investments as of March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

SGA New Leaders Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$5,398	$5,398
Money Market Mutual Fund	67	67
Total Investments	$5,465	$5,465
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Assets
Investment in securities at value(1)(2)	$ 749,769	$ 141,331	$ 37,907	$ 1,076,639
Foreign currency at value(3)	—	—	— (a)	—
Cash	5,930	—	409	5,523
Receivables
Fund shares sold	214	2	— (a)	2,998
Dividends	145	238	130	398
Tax reclaims	—	—	30	—
Securities lending income	— (a)	—	1	— (a)
Prepaid Trustees’ retainer	10	1	— (a)	14
Prepaid expenses	41	87	27	83
Other assets	68	12	3	96
Total assets	756,177	141,671	38,507	1,085,751
Liabilities
Payables
Fund shares repurchased	181	134	34	750
Collateral on securities loaned	—	—	—	271
Investment advisory fees	448	76	19	626
Distribution and service fees	155	31	6	66
Administration and accounting fees	62	12	4	90
Transfer agent and sub-transfer agent fees and expenses	99	24	9	189
Professional fees	15	9	19	15
Trustee deferred compensation plan	68	12	3	96
Interest expense and/or commitment fees	1	— (a)	— (a)	1
Other accrued expenses	81	39	7	—
Total liabilities	1,110	337	101	2,104
Net Assets	$ 755,067	$ 141,334	$ 38,406	$ 1,083,647
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 220,069	$ 120,965	$ 36,233	$ 733,913
Accumulated earnings (loss)	534,998	20,369	2,173	349,734
Net Assets	$ 755,067	$ 141,334	$ 38,406	$ 1,083,647
Net Assets:
Class A	$ 690,390	$ 123,908	$ 24,197	$ 74,028
Class C	$ 10,368	$ 5,704	$ 1,082	$ 59,598
Class I	$ 54,036	$ 10,235	$ 11,175	$ 923,017
Class R6	$ 273	$ 1,487	$ 1,952	$ 27,004
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	26,583,969	6,159,847	1,675,622	1,501,600
Class C	550,062	330,753	77,405	1,316,656
Class I	1,997,884	510,506	773,732	18,301,030
Class R6	9,985	74,407	134,651	534,002
Net Asset Value and Redemption Price Per Share:*
Class A	$ 25.97	$ 20.12	$ 14.44	$ 49.30
Class C	$ 18.85	$ 17.25	$ 13.97	$ 45.26
Class I	$ 27.05	$ 20.05	$ 14.44	$ 50.44
Class R6	$ 27.34	$ 19.98	$ 14.50	$ 50.57
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2021
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 27.48	$ 21.29	$ 15.28	$ 52.17
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 234,355	$ 121,172	$ 31,988	$ 732,555
(2) Market value of securities on loan	$ —	$ —	$ —	$ 275
(3) Foreign currency at cost	$ —	$ —	$ —(a)	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2021
(Reported in thousands except shares and per share amounts)
	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund
Assets
Investment in unaffiliated securities at value(1)(2)	$ 3,276,200	$ 1,869,693	$ 3,762,218	$ 1,370,661
Investment in affiliated securities at value(3)	—	—	3,078,219	—
Foreign currency at value(4)	—	— (a)	—	—
Cash	2,304	43,897	127,426	15,708
Receivables
Investment securities sold	4,297	—	—	—
Fund shares sold	12,375	3,823	5,138	6,888
Dividends	428	189	453	1,266
Securities lending income	—	—	1	—
Prepaid Trustees’ retainer	61	21	99	20
Prepaid expenses	267	54	160	99
Other assets	301	172	655	124
Total assets	3,296,233	1,917,849	6,974,369	1,394,766
Liabilities
Payables
Fund shares repurchased	3,450	1,048	10,980	1,209
Investment securities purchased	—	—	—	635
Collateral on securities loaned	—	—	15,125	—
Investment advisory fees	2,023	1,218	5,004	817
Distribution and service fees	243	108	480	46
Administration and accounting fees	284	157	612	121
Transfer agent and sub-transfer agent fees and expenses	525	265	1,427	225
Professional fees	9	17	12	15
Trustee deferred compensation plan	301	172	655	124
Interest expense and/or commitment fees	1	2	8	1
Other accrued expenses	—	40	98	—
Total liabilities	6,836	3,027	34,401	3,193
Net Assets	$ 3,289,397	$ 1,914,822	$ 6,939,968	$ 1,391,573
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 2,306,601	$ 1,049,274	$ 3,659,459	$ 853,814
Accumulated earnings (loss)	982,796	865,548	3,280,509	537,759
Net Assets	$ 3,289,397	$ 1,914,822	$ 6,939,968	$ 1,391,573
Net Assets:
Class A	$ 574,437	$ 136,862	$ 832,585	$ 130,907
Class C	$ 136,615	$ 91,116	$ 331,785	$ 23,200
Class I	$ 2,424,843	$ 1,279,687	$ 5,599,822	$ 1,209,433
Class R6	$ 153,502	$ 407,157	$ 175,776	$ 28,033
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	8,849,471	2,954,238	16,334,421	4,727,726
Class C	2,715,197	2,451,734	7,470,827	858,956
Class I	36,005,718	25,911,178	106,733,141	43,697,889
Class R6	2,264,854	8,210,060	3,338,845	1,011,930
Net Asset Value and Redemption Price Per Share:*
Class A	$ 64.91	$ 46.33	$ 50.97	$ 27.69
Class C	$ 50.32	$ 37.16	$ 44.41	$ 27.01
Class I	$ 67.35	$ 49.39	$ 52.47	$ 27.68
Class R6	$ 67.78	$ 49.59	$ 52.65	$ 27.70
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2021
(Reported in thousands except shares and per share amounts)
	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 68.69	$ 49.03	$ 53.94	$ 29.30
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 2,298,066	$ 1,159,729	$ 2,137,383	$ 835,282
(2) Market value of securities on loan	$ —	$ —	$ 13,195	$ —
(3) Investment in affiliated securities at cost	$ —	$ —	$ 1,520,630	$ —
(4) Foreign currency at cost	$ —	$ —(a)	$ —	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2021
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund	SGA Emerging Markets Growth Fund	SGA Global Growth Fund
Assets
Investment in securities at value(1)(2)	$ 976,045	$ 4,327	$ 6,632	$ 157,139
Foreign currency at value(3)	—	—	—	44
Cash	648	—	— (a)	—
Receivables
Fund shares sold	6,984	16	1	377
Receivable from adviser	—	6	7	—
Dividends	206	— (a)	1	21
Tax reclaims	—	—	— (a)	53
Prepaid Trustees’ retainer	15	—	— (a)	2
Prepaid expenses	108	20	38	40
Other assets	82	— (a)	1	14
Total assets	984,088	4,369	6,680	157,690
Liabilities
Payables
Fund shares repurchased	869	—	—	2
Investment securities purchased	555	—	—	—
Foreign capital gains tax	—	—	7	—
Collateral on securities loaned	—	194	—	—
Investment advisory fees	620	—	6	94
Distribution and service fees	26	— (a)	— (a)	12
Administration and accounting fees	82	— (a)	1	14
Transfer agent and sub-transfer agent fees and expenses	162	— (a)	— (a)	8
Professional fees	14	1	16	20
Trustee deferred compensation plan	82	— (a)	1	14
Interest expense and/or commitment fees	—	—	— (a)	— (a)
Other accrued expenses	—	—	1	6
Total liabilities	2,410	195	32	170
Net Assets	$ 981,678	$ 4,174	$ 6,648	$ 157,520
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 782,714	$ 4,281	$ 4,861	$ 105,939
Accumulated earnings (loss)	198,964	(107)	1,787	51,581
Net Assets	$ 981,678	$ 4,174	$ 6,648	$ 157,520
Net Assets:
Class A	$ 41,248	$ 431	$ 220	$ 31,573
Class C	$ 22,331	$ 103	$ 165	$ 6,154
Class I	$ 906,077	$ 995	$ 435	$ 39,484
Class R6	$ 12,022	$ 2,645	$ 5,828	$ 80,309
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	2,304,785	44,085	15,929	1,087,512
Class C	1,276,635	10,516	12,091	225,726
Class I	50,300,098	101,548	31,395	1,352,100
Class R6	665,980	270,000	418,764	2,672,300
Net Asset Value and Redemption Price Per Share:*
Class A	$ 17.90	$ 9.79	$ 13.81	$ 29.03
Class C	$ 17.49	$ 9.77	$ 13.62	$ 27.26
Class I	$ 18.01	$ 9.80	$ 13.87	$ 29.20
Class R6	$ 18.05	$ 9.80	$ 13.92	$ 30.05
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2021
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund	SGA Emerging Markets Growth Fund	SGA Global Growth Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 18.94	$ 10.36	$ 14.61	$ 30.72
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 789,833	$ 4,410	$ 5,145	$ 110,444
(2) Market value of securities on loan	$ —	$ 197	$ —	$ —
(3) Foreign currency at cost	$ —	$ —	$ —	$ 45

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2021
(Reported in thousands except shares and per share amounts)
SGA New Leaders Growth Fund
Assets
Investment in securities at value(1)	$ 5,465
Receivables
Receivable from adviser	6
Dividends	1
Tax reclaims	— (a)
Prepaid expenses	24
Other assets	— (a)
Total assets	5,496
Liabilities
Payables
Distribution and service fees	— (a)
Administration and accounting fees	1
Transfer agent and sub-transfer agent fees and expenses	— (a)
Professional fees	4
Trustee deferred compensation plan	— (a)
Total liabilities	5
Net Assets	$ 5,491
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 5,268
Accumulated earnings (loss)	223
Net Assets	$ 5,491
Net Assets:
Class A	$ 107
Class C	$ 106
Class I	$ 159
Class R6	$ 5,119
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	10,284
Class C	10,224
Class I	15,285
Class R6	491,787
Net Asset Value and Redemption Price Per Share:*
Class A	$ 10.39
Class C	$ 10.36
Class I	$ 10.40
Class R6	$ 10.41
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.99
Maximum Sales Charge - Class A	5.50%
(1) Investment in securities at cost	$ 5,286

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2021
($ reported in thousands)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund
Investment Income
Dividends	$ 1,537	$ 2,404	$ 686	$ 3,299	$ 5,613
Securities lending, net of fees	— (1)	2	2	4	—
Foreign taxes withheld	—	(5)	(34)	—	—
Total investment income	1,537	2,401	654	3,303	5,613
Expenses
Investment advisory fees	2,663	512	137	3,817	11,448
Distribution and service fees, Class A	868	148	29	84	724
Distribution and service fees, Class C	67	32	7	282	674
Administration and accounting fees	388	72	22	487	1,626
Transfer agent fees and expenses	195	36	11	203	690
Sub-transfer agent fees and expenses, Class A	110	34	7	29	236
Sub-transfer agent fees and expenses, Class C	4	2	1	25	58
Sub-transfer agent fees and expenses, Class I	26	3	7	361	1,160
Custodian fees	— (1)	1	— (1)	— (1)	1
Printing fees and expenses	22	5	2	24	71
Professional fees	16	12	13	15	22
Interest expense and/or commitment fees	2	— (1)	— (1)	2	6
Registration fees	28	24	19	57	140
Trustees’ fees and expenses	27	5	1	30	87
Miscellaneous expenses	117	27	12	26	75
Total expenses	4,533	913	268	5,442	17,018
Less net expenses reimbursed and/or waived by investment adviser(2)	— (1)	(84)	(32)	(546)	(38)
Less low balance account fees	(11)	(1)	(1)	—	(1)
Net expenses	4,522	828	235	4,896	16,979
Net investment income (loss)	(2,985)	1,573	419	(1,593)	(11,366)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	31,560	(558)	899	12,978	28,605
Foreign currency transactions	— (1)	—	(10)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	45,854	21,810	4,036	186,076	284,448
Foreign currency transactions	—	—	(1)	—	—
Net realized and unrealized gain (loss) on investments	77,414	21,252	4,924	199,054	313,053
Net increase (decrease) in net assets resulting from operations	$74,429	$22,825	$5,343	$197,461	$301,687

(1)	Amount is less than $500.
(2)	See Note 4D in the Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2021
($ reported in thousands)
	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund(1)
Investment Income
Dividends	$ 7,105	$ 6,954	$ 10,520	$ 2,085	$ 2
Dividends from affiliated	—	2,651	—	—	—
Securities lending, net of fees	—	21	—	—	— (2)
Total investment income	7,105	9,626	10,520	2,085	2
Expenses
Investment advisory fees	6,726	29,490	4,008	2,658	8
Distribution and service fees, Class A	155	1,077	134	37	— (2)
Distribution and service fees, Class C	480	1,772	103	80	1
Administration and accounting fees	909	3,697	588	367	3
Transfer agent fees and expenses	385	1,558	245	153	1
Sub-transfer agent fees and expenses, Class A	58	442	35	15	— (2)
Sub-transfer agent fees and expenses, Class C	38	132	7	5	— (2)
Sub-transfer agent fees and expenses, Class I	453	2,679	422	302	— (2)
Custodian fees	1	3	— (2)	— (2)	— (2)
Printing fees and expenses	47	199	30	13	10
Professional fees	20	49	15	13	11
Interest expense and/or commitment fees	4	17	2	1	—
Registration fees	42	94	49	47	9
Trustees’ fees and expenses	65	256	32	14	— (2)
Miscellaneous expenses	79	272	31	12	1
Total expenses	9,462	41,737	5,701	3,717	44
Less net expenses reimbursed and/or waived by investment adviser(3)	—	—	—	—	(32)
Less low balance account fees	—	(1)	— (2)	— (2)	—
Plus net expenses recaptured	—	—	—	117	—
Net expenses	9,462	41,736	5,701	3,834	12
Net investment income (loss)	(2,357)	(32,110)	4,819	(1,749)	(10)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	169,410	165,410	26,828	15,522	(14)
Net change in unrealized appreciation (depreciation) on:
Investments	215,354	355,134	325,197	128,680	(83)
Affiliated investments	—	446,618	—	—	—
Net realized and unrealized gain (loss) on investments	384,764	967,162	352,025	144,202	(97)
Net increase (decrease) in net assets resulting from operations	$382,407	$935,052	$356,844	$142,453	$(107)

(1)	Inception date December 8, 2020.
(2)	Amount is less than $500.
(3)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2021
($ reported in thousands)
	SGA Emerging Markets Growth Fund	SGA Global Growth Fund	SGA New Leaders Growth Fund(1)
Investment Income
Dividends	$ 16	$ 350	$ 6
Securities lending, net of fees	—	1	—
Foreign taxes withheld	(1)	(14)	— (2)
Total investment income	15	337	6
Expenses
Investment advisory fees	31	589	16
Distribution and service fees, Class A	— (2)	37	— (2)
Distribution and service fees, Class C	1	30	— (2)
Administration and accounting fees	8	79	5
Transfer agent fees and expenses	1	32	1
Sub-transfer agent fees and expenses, Class A	— (2)	20	— (2)
Sub-transfer agent fees and expenses, Class C	— (2)	1	— (2)
Sub-transfer agent fees and expenses, Class I	— (2)	19	— (2)
Custodian fees	— (2)	— (2)	— (2)
Printing fees and expenses	1	6	11
Professional fees	13	10	14
Interest expense and/or commitment fees	— (2)	— (2)	—
Registration fees	22	32	12
Trustees’ fees and expenses	— (2)	5	— (2)
Miscellaneous expenses	2	9	2
Total expenses	79	869	61
Less net expenses reimbursed and/or waived by investment adviser(3)	(44)	(61)	(42)
Less low balance account fees	—	— (2)	—
Net expenses	35	808	19
Net investment income (loss)	(20)	(471)	(13)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	350	5,739	56
Foreign currency transactions	— (2)	(5)	1
Foreign capital gains tax	(1)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	678	12,249	179
Foreign currency transactions	— (2)	(1)	— (2)
Foreign capital gains tax	(5)	—	—
Net realized and unrealized gain (loss) on investments	1,022	17,982	236
Net increase (decrease) in net assets resulting from operations	$1,002	$17,511	$223

(1)	Inception date November 17, 2020.
(2)	Amount is less than $500.
(3)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	KAR Capital Growth Fund		KAR Equity Income Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (2,985)	$ (3,646)	$ 1,573	$ 912
Net realized gain (loss)	31,560	18,655	(558)	44,684
Net change in unrealized appreciation (depreciation)	45,854	220,795	21,810	(31,713)
Increase (decrease) in net assets resulting from operations	74,429	235,804	22,825	13,883
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(21,796)	(13,917)	(31,394)	(1,182)
Class C	(600)	(341)	(1,891)	(14)
Class I	(1,595)	(673)	(2,982)	(133)
Class R6	(9)	(6)	(333)	(13)
Total dividends and distributions to shareholders	(24,000)	(14,937)	(36,600)	(1,342)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	3,171	(34,651)	21,888	(12,326)
Class C	(3,586)	792	148	(2,051)
Class I	4,056	11,756	1,138	(1,330)
Class R6	(28)	149	844	(222)
Increase (decrease) in net assets from capital transactions	3,613	(21,954)	24,018	(15,929)
Net increase (decrease) in net assets	54,042	198,913	10,243	(3,388)
Net Assets
Beginning of period	701,025	502,112	131,091	134,479
End of Period	$ 755,067	$ 701,025	$ 141,334	$ 131,091
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Global Quality Dividend Fund		KAR Mid-Cap Core Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 419	$ 867	$ (1,593)	$ (1,651)
Net realized gain (loss)	889	(2,753)	12,978	3,785
Net change in unrealized appreciation (depreciation)	4,035	(2,982)	186,076	85,472
Increase (decrease) in net assets resulting from operations	5,343	(4,868)	197,461	87,606
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(576)	(669)	(464)	(222)
Class C	(27)	(45)	(429)	(207)
Class I	(334)	(228)	(5,392)	(1,612)
Class R6	(3)	(3)	(165)	(56)
Total dividends and distributions to shareholders	(940)	(945)	(6,450)	(2,097)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(760)	(3,290)	3,795	3,463
Class C	(557)	(1,314)	(789)	523
Class I	(380)	4,427	103,490	256,818
Class R6	1,795	—	2,342	6,369
Increase (decrease) in net assets from capital transactions	98	(177)	108,838	267,173
Net increase (decrease) in net assets	4,501	(5,990)	299,849	352,682
Net Assets
Beginning of period	33,905	39,895	783,798	431,116
End of Period	$ 38,406	$ 33,905	$ 1,083,647	$ 783,798
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Mid-Cap Growth Fund		KAR Small-Cap Core Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (11,366)	$ (9,574)	$ (2,357)	$ (4,034)
Net realized gain (loss)	28,605	1,409	169,410	120,343
Net change in unrealized appreciation (depreciation)	284,448	614,023	215,354	29,309
Increase (decrease) in net assets resulting from operations	301,687	605,858	382,407	145,618
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(606)	(1,240)	(9,053)	(5,631)
Class C	(180)	(384)	(8,780)	(5,334)
Class I	(2,375)	(2,476)	(85,597)	(48,638)
Class R6	(139)	(25)	(26,170)	(5,252)
Total dividends and distributions to shareholders	(3,300)	(4,125)	(129,600)	(64,855)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	35,596	167,734	7,469	(24,683)
Class C	12,074	40,327	(10,178)	(18,869)
Class I	369,493	1,098,875	23,992	(187,888)
Class R6	41,693	89,984	62,108	179,793
Increase (decrease) in net assets from capital transactions	458,856	1,396,920	83,391	(51,647)
Net increase (decrease) in net assets	757,243	1,998,653	336,198	29,116
Net Assets
Beginning of period	2,532,154	533,501	1,578,624	1,549,508
End of Period	$ 3,289,397	$ 2,532,154	$ 1,914,822	$ 1,578,624
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Cap Growth Fund		KAR Small-Cap Value Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (32,110)	$ (45,327)	$ 4,819	$ 5,818
Net realized gain (loss)	165,410	811,834	26,828	(13,648)
Net change in unrealized appreciation (depreciation)	801,752	814,401	325,197	79,242
Increase (decrease) in net assets resulting from operations	935,052	1,580,908	356,844	71,412
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(79,097)	(11,736)	(662)	(469)
Class C	(37,125)	(5,279)	(11)	—
Class I	(537,686)	(65,197)	(8,138)	(4,156)
Class R6	(14,092)	(823)	(189)	(105)
Total dividends and distributions to shareholders	(668,000)	(83,035)	(9,000)	(4,730)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	30,735	(146,328)	14,009	(2,705)
Class C	1,267	(45,805)	510	(112)
Class I	119,619	60,051	195,894	169,955
Class R6	79,424	30,011	9,794	(95)
Increase (decrease) in net assets from capital transactions	231,045	(102,071)	220,207	167,043
Net increase (decrease) in net assets	498,097	1,395,802	568,051	233,725
Net Assets
Beginning of period	6,441,871	5,046,069	823,522	589,797
End of Period	$ 6,939,968	$ 6,441,871	$ 1,391,573	$ 823,522
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Mid Cap Core Fund		KAR Small-Mid Cap Growth Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	From Inception December 8, 2020 to March 31, 2021 (Unaudited)
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (1,749)	$ 47	$ (10)
Net realized gain (loss)	15,522	(843)	(14)
Net change in unrealized appreciation (depreciation)	128,680	55,857	(83)
Increase (decrease) in net assets resulting from operations	142,453	55,061	(107)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class I	(57)	—	—
Class R6	(3)	—	—
Total dividends and distributions to shareholders	(60)	—	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	15,552	16,375	449
Class C	9,073	8,117	105
Class I	335,012	363,831	1,027
Class R6	1,438	4,224	2,700
Increase (decrease) in net assets from capital transactions	361,075	392,547	4,281
Net increase (decrease) in net assets	503,468	447,608	4,174
Net Assets
Beginning of period	478,210	30,602	—
End of Period	$ 981,678	$ 478,210	$ 4,174
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	SGA Emerging Markets Growth Fund		SGA Global Growth Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (20)	$ (3)	$ (471)	$ (283)
Net realized gain (loss)	349	106	5,734	5,395
Net change in unrealized appreciation (depreciation)	673	815	12,248	20,280
Increase (decrease) in net assets resulting from operations	1,002	918	17,511	25,392
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(4)	(—) (1)	(963)	—
Class C	(3)	(—) (1)	(211)	—
Class I	(8)	(—) (1)	(1,091)	(3)
Class R6	(110)	(1)	(2,435)	(34)
Total Dividends and Distributions to Shareholders	(125)	(1)	(4,700)	(37)
Change in Net Assets From Capital Transactions (See Note 6):
Class A	24	43	2,533	19,110
Class C	1	16	478	699
Class I	143	100	9,225	9,377
Class R6	217	(31)	854	15,808
Increase (decrease) in net assets from share transactions	385	128	13,090	44,994
Net increase (decrease) in net assets	1,262	1,045	25,901	70,349
Net Assets
Beginning of period	5,386	4,341	131,619	61,270
End of Period	$6,648	$5,386	$157,520	$131,619

(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
SGA New Leaders Growth Fund
Since Inception March 31, 2021 (Unaudited)
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (13)
Net realized gain (loss)	57
Net change in unrealized appreciation (depreciation)	179
Increase (decrease) in net assets resulting from operations	223
Change in Net Assets From Capital Transactions (See Note 6):
Class A	103
Class C	103
Class I	155
Class R6	4,907
Increase (decrease) in net assets from share transactions	5,268
Net increase (decrease) in net assets	5,491
Net Assets
Beginning of period	—
End of Period	$5,491
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Capital Growth Fund
Class A
10/1/20 to 3/31/21(6)	$24.20	(0.10)	2.70	2.60	—	—	(0.83)	(0.83)	1.77	$25.97	10.61%	$ 690,390	1.19% (7)	1.19%	(0.78) %	4%
10/1/19 to 9/30/20	16.67	(0.12)	8.16	8.04	—	—	(0.51)	(0.51)	7.53	24.20	49.20	640,963	1.22 (7)	1.23	(0.63)	4
10/1/18 to 9/30/19	18.37	(0.07)	(0.08)	(0.15)	—	—	(1.55)	(1.55)	(1.70)	16.67	1.10	471,071	1.23 (7)	1.24	(0.43)	12
10/1/17 to 9/30/18	16.18	(0.08)	3.13	3.05	—	—	(0.86)	(0.86)	2.19	18.37	19.56	508,124	1.22 (7)	1.22	(0.49)	17
4/1/17 to 9/30/17(8)	14.10	(0.03)	2.27	2.24	—	—	(0.16)	(0.16)	2.08	16.18	15.93	446,720	1.30 (7)	1.30	(0.40)	13
4/1/16 to 3/31/17	13.66	(0.05)	1.64	1.59	—	—	(1.15)	(1.15)	0.44	14.10	12.34 (9)	402,118	1.33 (7)(9)(10)	1.34	(0.40) (9)	21
4/1/15 to 3/31/16	14.23	(0.05)	0.13	0.08	—	—	(0.65)	(0.65)	(0.57)	13.66	0.39	401,617	1.30 (7)	1.30	(0.32)	20
Class C
10/1/20 to 3/31/21(6)	$17.83	(0.15)	2.00	1.85	—	—	(0.83)	(0.83)	1.02	$18.85	10.19%	$ 10,368	1.96% (7)	1.97%	(1.56) %	4%
10/1/19 to 9/30/20	12.49	(0.20)	6.05	5.85	—	—	(0.51)	(0.51)	5.34	17.83	48.09	13,183	2.00 (7)	2.00	(1.41)	4
10/1/18 to 9/30/19	14.34	(0.15)	(0.15)	(0.30)	—	—	(1.55)	(1.55)	(1.85)	12.49	0.26	8,632	2.02 (7)	2.02	(1.22)	12
10/1/17 to 9/30/18	12.91	(0.17)	2.46	2.29	—	—	(0.86)	(0.86)	1.43	14.34	18.58	14,408	1.99 (7)	2.00	(1.26)	17
4/1/17 to 9/30/17(8)	11.32	(0.07)	1.82	1.75	—	—	(0.16)	(0.16)	1.59	12.91	15.51	14,052	2.08 (7)	2.08	(1.18)	13
4/1/16 to 3/31/17	11.27	(0.13)	1.33	1.20	—	—	(1.15)	(1.15)	0.05	11.32	11.47 (9)	13,345	2.08 (7)(9)(10)	2.09	(1.16) (9)	21
4/1/15 to 3/31/16	11.93	(0.12)	0.11	(0.01)	—	—	(0.65)	(0.65)	(0.66)	11.27	(0.31)	19,832	2.05 (7)	2.06	(1.07)	20
Class I
10/1/20 to 3/31/21(6)	$25.15	(0.08)	2.81	2.73	—	—	(0.83)	(0.83)	1.90	$27.05	10.73%	$ 54,036	1.00% (7)	1.00%	(0.59) %	4%
10/1/19 to 9/30/20	17.36	(0.09)	8.39	8.30	—	—	(0.51)	(0.51)	7.79	25.15	48.72	46,600	1.01 (7)	1.02	(0.44)	4
10/1/18 to 9/30/19	19.02	(0.04)	(0.07)	(0.11)	—	—	(1.55)	(1.55)	(1.66)	17.36	1.29	22,315	1.02 (7)	1.03	(0.21)	12
10/1/17 to 9/30/18	16.69	(0.05)	3.24	3.19	—	—	(0.86)	(0.86)	2.33	19.02	19.81	17,125	0.99 (7)	0.99	(0.26)	17
4/1/17 to 9/30/17(8)	14.52	(0.01)	2.34	2.33	—	—	(0.16)	(0.16)	2.17	16.69	16.09	12,466	1.08 (7)	1.08	(0.18)	13
4/1/16 to 3/31/17	14.00	(0.01)	1.68	1.67	—	—	(1.15)	(1.15)	0.52	14.52	12.61 (9)	10,180	1.08 (7)(9)(10)	1.09	(0.15) (9)	21
4/1/15 to 3/31/16	14.53	(0.01)	0.13	0.12	—	—	(0.65)	(0.65)	(0.53)	14.00	0.66	8,227	1.05 (7)	1.05	(0.07)	20
Class R6
10/1/20 to 3/31/21(6)	$25.38	(0.04)	2.83	2.79	—	—	(0.83)	(0.83)	1.96	$27.34	10.87%	$ 273	0.73%	0.91%	(0.32) %	4%
10/1/19 to 9/30/20	17.37	(0.01)	8.53	8.52	—	—	(0.51)	(0.51)	8.01	25.38	49.99	279	0.72	0.94	(0.06)	4
10/1/18 to 9/30/19	19.04	(0.05)	(0.07)	(0.12)	—	—	(1.55)	(1.55)	(1.67)	17.37	1.25	94	0.78 (11)	0.94	(0.27)	12
1/30/18 (12) to 9/30/18	18.46	(—) (13)	0.58	0.58	—	—	—	—	0.58	19.04	3.14	6,458	0.80 (11)	0.91	(0.03)	17 (14)

KAR Equity Income Fund
Class A
10/1/20 to 3/31/21(6)	$23.03	0.25	3.45	3.70	(0.27)	—	(6.34)	(6.61)	(2.91)	$20.12	18.23%	$ 123,908	1.20%	1.32%	2.31%	10%
10/1/19 to 9/30/20	20.62	0.15	2.47	2.62	(0.21)	—	—	(0.21)	2.41	23.03	12.75	113,585	1.23 (10)	1.38	0.72	118
10/1/18 to 9/30/19	21.05	0.16	(0.38)	(0.22)	(0.21)	—	—	(0.21)	(0.43)	20.62	(0.85)	115,121	1.20	1.34	0.80	26
10/1/17 to 9/30/18	20.26	0.14	2.02	2.16	(0.06)	—	(1.31)	(1.37)	0.79	21.05	10.84	118,904	1.20	1.31	0.71	24
4/1/17 to 9/30/17(8)	20.27	0.06	1.72	1.78	(0.06)	—	(1.73)	(1.79)	(0.01)	20.26	9.26	120,445	1.23 (11)	1.39	0.63	110
4/1/16 to 3/31/17	18.14	0.15	2.68	2.83	(0.22)	—	(0.48)	(0.70)	2.13	20.27	15.85 (9)	113,442	1.26 (9)(10)	1.40	0.81	496
4/1/15 to 3/31/16	20.97	0.14	0.56	0.70	(0.15)	—	(3.38)	(3.53)	(2.83)	18.14	4.02	101,113	1.25	1.38	0.74	312
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Equity Income Fund (Continued)
Class C
10/1/20 to 3/31/21(6)	$20.51	0.15	3.03	3.18	(0.10)	—	(6.34)	(6.44)	(3.26)	$17.25	17.81%	$ 5,704	1.95%	2.08%	1.61%	10%
10/1/19 to 9/30/20	18.36	(0.01)	2.19	2.18	(0.03)	—	—	(0.03)	2.15	20.51	11.91	6,394	1.97 (10)	2.13	(0.03)	118
10/1/18 to 9/30/19	18.71	0.01	(0.33)	(0.32)	(0.03)	—	—	(0.03)	(0.35)	18.36	(1.65)	7,769	1.95	2.10	0.07	26
10/1/17 to 9/30/18	18.23	(0.01)	1.80	1.79	—	—	(1.31)	(1.31)	0.48	18.71	10.00	30,576	1.95	2.06	(0.03)	24
4/1/17 to 9/30/17(8)	18.44	(0.02)	1.56	1.54	(0.02)	—	(1.73)	(1.75)	(0.21)	18.23	8.85	32,710	1.98 (11)	2.15	(0.17)	110
4/1/16 to 3/31/17	16.48	0.01	2.44	2.45	(0.01)	—	(0.48)	(0.49)	1.96	18.44	15.01 (9)	37,269	2.00 (9)(10)	2.15	0.04	496
4/1/15 to 3/31/16	19.42	— (13)	0.51	0.51	(0.07)	—	(3.38)	(3.45)	(2.94)	16.48	3.27	36,236	2.00	2.13	0.01	312
Class I
10/1/20 to 3/31/21(6)	$23.00	0.28	3.44	3.72	(0.33)	—	(6.34)	(6.67)	(2.95)	$20.05	18.37%	$ 10,235	0.95%	1.08%	2.58%	10%
10/1/19 to 9/30/20	20.60	0.20	2.46	2.66	(0.26)	—	—	(0.26)	2.40	23.00	12.98	10,319	0.98 (10)	1.13	0.97	118
10/1/18 to 9/30/19	21.03	0.21	(0.38)	(0.17)	(0.26)	—	—	(0.26)	(0.43)	20.60	(0.58)	10,654	0.95	1.09	1.06	26
10/1/17 to 9/30/18	20.22	0.19	2.01	2.20	(0.08)	—	(1.31)	(1.39)	0.81	21.03	11.10	15,028	0.95	1.08	0.92	24
4/1/17 to 9/30/17(8)	20.22	0.09	1.71	1.80	(0.07)	—	(1.73)	(1.80)	—	20.22	9.41	32,485	0.98 (11)	1.15	0.91	110
4/1/16 to 3/31/17	18.13	0.21	2.66	2.87	(0.30)	—	(0.48)	(0.78)	2.09	20.22	16.16 (9)	21,011	1.01 (9)(10)	1.15	1.13	496
4/1/15 to 3/31/16	20.96	0.21	0.53	0.74	(0.19)	—	(3.38)	(3.57)	(2.83)	18.13	4.25	11,991	1.00	1.13	1.13	312
Class R6
10/1/20 to 3/31/21(6)	$22.96	0.25	3.46	3.71	(0.35)	—	(6.34)	(6.69)	(2.98)	$19.98	18.35%	$ 1,487	0.91%	1.01%	2.44%	10%
10/1/19 to 9/30/20	20.56	0.21	2.47	2.68	(0.28)	—	—	(0.28)	2.40	22.96	13.08	793	0.93 (10)	1.05	1.01	118
10/1/18 to 9/30/19	21.03	0.20	(0.37)	(0.17)	(0.30)	—	—	(0.30)	(0.47)	20.56	(0.56)	935	0.91	1.03	1.02	26
1/30/18 (12) to 9/30/18	20.70	0.15	0.18	0.33	—	—	—	—	0.33	21.03	1.59	4,999	0.91	1.00	1.16	24

KAR Global Quality Dividend Fund
Class A
10/1/20 to 3/31/21(6)	$12.76	0.15	1.87	2.02	(0.34)	—	—	(0.34)	1.68	$14.44	16.01%	$ 24,197	1.34%	1.51%	2.25%	19%
10/1/19 to 9/30/20	14.78	0.31	(1.99)	(1.68)	(0.34)	—	—	(0.34)	(2.02)	12.76	(11.69)	22,089	1.35	1.61	2.32	53
10/1/18 to 9/30/19	14.98	0.38	0.85	1.23	(0.39)	—	(1.04)	(1.43)	(0.20)	14.78	9.64	29,367	1.35	1.56	2.71	35
10/1/17 to 9/30/18	16.20	0.40	0.25	0.65	(0.65)	—	(1.22)	(1.87)	(1.22)	14.98	4.24	26,351	1.35	1.50	2.63	33
4/1/17 to 9/30/17(8)	16.81	0.30	0.41	0.71	(0.27)	—	(1.05)	(1.32)	(0.61)	16.20	4.31	44,188	1.35	1.56	3.65	13
4/1/16 to 3/31/17	15.09	0.20	1.66	1.86	(0.14)	—	—	(0.14)	1.72	16.81	12.42	46,670	1.36 (10)	1.48	1.29	119
4/1/15 to 3/31/16	15.40	0.14	(0.37)	(0.23)	(0.08)	—	—	(0.08)	(0.31)	15.09	(1.53)	50,081	1.35	1.44	0.94	25
Class C
10/1/20 to 3/31/21(6)	$12.29	0.10	1.80	1.90	(0.22)	—	—	(0.22)	1.68	$13.97	15.62%	$ 1,082	2.10%	2.28%	1.50%	19%
10/1/19 to 9/30/20	14.23	0.20	(1.92)	(1.72)	(0.22)	—	—	(0.22)	(1.94)	12.29	(12.34)	1,467	2.10	2.35	1.53	53
10/1/18 to 9/30/19	14.52	0.24	0.83	1.07	(0.32)	—	(1.04)	(1.36)	(0.29)	14.23	8.74	3,178	2.10	2.29	1.79	35
10/1/17 to 9/30/18	15.82	0.32	0.22	0.54	(0.62)	—	(1.22)	(1.84)	(1.30)	14.52	3.56	5,127	2.10	2.25	2.16	33
4/1/17 to 9/30/17(8)	16.38	0.23	0.39	0.62	(0.13)	—	(1.05)	(1.18)	(0.56)	15.82	3.86	6,107	2.10	2.33	2.87	13
4/1/16 to 3/31/17	14.68	0.08	1.62	1.70	—	—	—	—	1.70	16.38	11.58	6,950	2.11 (10)	2.23	0.54	119
4/1/15 to 3/31/16	15.03	0.01	(0.35)	(0.34)	(0.01)	—	—	(0.01)	(0.35)	14.68	(2.26)	8,211	2.10	2.18	0.10	25
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Global Quality Dividend Fund (Continued)
Class I
10/1/20 to 3/31/21(6)	$12.77	0.17	1.88	2.05	(0.38)	—	—	(0.38)	1.67	$14.44	16.21%	$ 11,175	1.10%	1.29%	2.49%	19%
10/1/19 to 9/30/20	14.79	0.35	(1.99)	(1.64)	(0.38)	—	—	(0.38)	(2.02)	12.77	(11.47)	10,259	1.10	1.40	2.66	53
10/1/18 to 9/30/19	15.02	0.42	0.83	1.25	(0.44)	—	(1.04)	(1.48)	(0.23)	14.79	9.85	7,246	1.10	1.36	3.00	35
10/1/17 to 9/30/18	16.20	0.47	0.23	0.70	(0.66)	—	(1.22)	(1.88)	(1.18)	15.02	4.56	4,843	1.10	1.29	3.14	33
4/1/17 to 9/30/17(8)	16.84	0.29	0.44	0.73	(0.32)	—	(1.05)	(1.37)	(0.64)	16.20	4.41	6,524	1.10	1.33	3.53	13
4/1/16 to 3/31/17	15.12	0.25	1.65	1.90	(0.18)	—	—	(0.18)	1.72	16.84	12.66	7,096	1.11 (10)	1.23	1.59	119
4/1/15 to 3/31/16	15.40	0.17	(0.35)	(0.18)	(0.10)	—	—	(0.10)	(0.28)	15.12	(1.21)	6,496	1.10	1.18	1.15	25
Class R6
10/1/20 to 3/31/21(6)	$12.81	0.16	1.92	2.08	(0.39)	—	—	(0.39)	1.69	$14.50	16.42%	$ 1,952	0.78%	1.16%	2.26%	19%
10/1/19 to 9/30/20	14.80	0.39	(1.99)	(1.60)	(0.39)	—	—	(0.39)	(1.99)	12.81	(11.18)	90	0.78	1.27	2.92	53
8/1/19 (12) to 9/30/19	14.23	0.08	0.49	0.57	—	—	—	—	0.57	14.80	4.01	104	0.78	1.27	3.39	35 (14)

KAR Mid-Cap Core Fund
Class A
10/1/20 to 3/31/21(6)	$39.93	(0.12)	9.81	9.69	—	—	(0.32)	(0.32)	9.37	$49.30	24.32%	$ 74,028	1.20%	1.31%	(0.51) %	7%
10/1/19 to 9/30/20	35.05	(0.16)	5.19	5.03	—	—	(0.15)	(0.15)	4.88	39.93	14.39	56,677	1.20	1.34	(0.44)	19
10/1/18 to 9/30/19	33.71	(0.08)	1.65	1.57	—	—	(0.23)	(0.23)	1.34	35.05	4.79	46,934	1.20	1.36	(0.23)	28
10/1/17 to 9/30/18	27.95	(0.09)	5.85	5.76	—	—	—	—	5.76	33.71	20.61	33,120	1.20	1.39	(0.29)	21
4/1/17 to 9/30/17(8)	25.80	(0.05)	2.29	2.24	—	—	(0.09)	(0.09)	2.15	27.95	8.70	26,238	1.20	1.49	(0.35)	11
4/1/16 to 3/31/17	22.60	(0.08)	3.28	3.20	—	—	—	—	3.20	25.80	14.16	20,615	1.26 (10)(11)	1.55	(0.32)	28
4/1/15 to 3/31/16	23.00	(0.06)	(0.20)	(0.26)	—	—	(0.14)	(0.14)	(0.40)	22.60	(1.14)	20,639	1.35	1.64	(0.27)	21
Class C
10/1/20 to 3/31/21(6)	$36.82	(0.27)	9.03	8.76	—	—	(0.32)	(0.32)	8.44	$45.26	23.85%	$ 59,598	1.95%	2.06%	(1.27) %	7%
10/1/19 to 9/30/20	32.58	(0.40)	4.79	4.39	—	—	(0.15)	(0.15)	4.24	36.82	13.51	49,164	1.95	2.10	(1.19)	19
10/1/18 to 9/30/19	31.58	(0.30)	1.53	1.23	—	—	(0.23)	(0.23)	1.00	32.58	4.03	43,268	1.95	2.11	(0.98)	28
10/1/17 to 9/30/18	26.38	(0.31)	5.51	5.20	—	—	—	—	5.20	31.58	19.71	30,661	1.95	2.14	(1.04)	21
4/1/17 to 9/30/17(8)	24.45	(0.14)	2.16	2.02	—	—	(0.09)	(0.09)	1.93	26.38	8.28	17,870	1.95	2.25	(1.10)	11
4/1/16 to 3/31/17	21.57	(0.24)	3.12	2.88	—	—	—	—	2.88	24.45	13.35	14,279	2.00 (10)(11)	2.28	(1.04)	28
4/1/15 to 3/31/16	22.12	(0.22)	(0.19)	(0.41)	—	—	(0.14)	(0.14)	(0.55)	21.57	(1.91)	6,670	2.10	2.38	(1.03)	21
Class I
10/1/20 to 3/31/21(6)	$40.79	(0.06)	10.03	9.97	—	—	(0.32)	(0.32)	9.65	$50.44	24.50%	$ 923,017	0.95%	1.06%	(0.26) %	7%
10/1/19 to 9/30/20	35.72	(0.07)	5.29	5.22	—	—	(0.15)	(0.15)	5.07	40.79	14.65	658,291	0.95	1.09	(0.18)	19
10/1/18 to 9/30/19	34.26	0.01	1.68	1.69	—	—	(0.23)	(0.23)	1.46	35.72	5.06	329,591	0.95	1.11	0.03	28
10/1/17 to 9/30/18	28.34	(0.01)	5.93	5.92	—	—	—	—	5.92	34.26	20.93	167,649	0.95	1.14	(0.03)	21
4/1/17 to 9/30/17(8)	26.12	(0.01)	2.32	2.31	—	—	(0.09)	(0.09)	2.22	28.34	8.82	69,955	0.95	1.25	(0.10)	11
4/1/16 to 3/31/17	22.82	(0.01)	3.31	3.30	—	—	—	—	3.30	26.12	14.46	50,922	0.99 (10)(11)	1.26	(0.02)	28
4/1/15 to 3/31/16	23.17	(0.01)	(0.20)	(0.21)	—	—	(0.14)	(0.14)	(0.35)	22.82	(0.92)	7,570	1.10	1.38	(0.03)	21
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Mid-Cap Core Fund (Continued)
Class R6
10/1/20 to 3/31/21(6)	$40.89	(0.04)	10.04	10.00	—	—	(0.32)	(0.32)	9.68	$50.57	24.51%	$ 27,004	0.87%	0.98%	(0.18) %	7%
10/1/19 to 9/30/20	35.77	(0.04)	5.31	5.27	—	—	(0.15)	(0.15)	5.12	40.89	14.77	19,666	0.87	1.00	(0.10)	19
10/1/18 to 9/30/19	34.28	0.04	1.68	1.72	—	—	(0.23)	(0.23)	1.49	35.77	5.15	11,323	0.87	1.01	0.11	28
1/30/18 (12) to 9/30/18	32.78	0.02	1.48	1.50	—	—	—	—	1.50	34.28	4.58	2,474	0.87	1.06	0.10	21 (14)

KAR Mid-Cap Growth Fund
Class A
10/1/20 to 3/31/21(6)	$58.05	(0.29)	7.22	6.93	—	—	(0.07)	(0.07)	6.86	$64.91	11.93%	$ 574,437	1.22% (7)	1.22%	(0.87) %	7%
10/1/19 to 9/30/20	37.39	(0.42)	21.34	20.92	—	—	(0.26)	(0.26)	20.66	58.05	56.23	482,266	1.28 (7)(15)	1.26	(0.90)	14
10/1/18 to 9/30/19	35.55	(0.31)	2.79	2.48	—	—	(0.64)	(0.64)	1.84	37.39	7.46	181,184	1.40 (7)(15)	1.33	(0.87)	28
10/1/17 to 9/30/18	27.74	(0.28)	9.65	9.37	—	—	(1.56)	(1.56)	7.81	35.55	35.38	131,422	1.40 (15)	1.37	(0.88)	19
4/1/17 to 9/30/17(8)	24.56	(0.12)	3.43	3.31	—	—	(0.13)	(0.13)	3.18	27.74	13.48	84,912	1.40	1.49	(0.88)	12
4/1/16 to 3/31/17	21.92	(0.16)	3.15	2.99	—	—	(0.35)	(0.35)	2.64	24.56	13.81 (9)	80,648	1.41 (9)(10)	1.52	(0.75) (9)	20
4/1/15 to 3/31/16	22.80	(0.18)	(0.36)	(0.54)	—	—	(0.34)	(0.34)	(0.88)	21.92	(2.51)	76,660	1.39	1.49	(0.84)	26
Class C
10/1/20 to 3/31/21(6)	$45.18	(0.42)	5.63	5.21	—	—	(0.07)	(0.07)	5.14	$50.32	11.52%	$ 136,615	1.97% (7)	1.97%	(1.62) %	7%
10/1/19 to 9/30/20	29.38	(0.60)	16.66	16.06	—	—	(0.26)	(0.26)	15.80	45.18	55.01	112,165	2.03 (7)(15)	2.02	(1.65)	14
10/1/18 to 9/30/19	28.30	(0.47)	2.19	1.72	—	—	(0.64)	(0.64)	1.08	29.38	6.67	40,450	2.15 (7)(15)	2.12	(1.62)	28
10/1/17 to 9/30/18	22.54	(0.42)	7.74	7.32	—	—	(1.56)	(1.56)	5.76	28.30	34.40	12,571	2.15	2.17	(1.63)	19
4/1/17 to 9/30/17(8)	20.06	(0.17)	2.78	2.61	—	—	(0.13)	(0.13)	2.48	22.54	13.01	4,971	2.15	2.28	(1.63)	12
4/1/16 to 3/31/17	18.09	(0.27)	2.59	2.32	—	—	(0.35)	(0.35)	1.97	20.06	13.03 (9)	5,350	2.16 (9)(10)	2.27	(1.50) (9)	20
4/1/15 to 3/31/16	19.02	(0.29)	(0.30)	(0.59)	—	—	(0.34)	(0.34)	(0.93)	18.09	(3.23)	5,319	2.14	2.24	(1.60)	26
Class I
10/1/20 to 3/31/21(6)	$60.16	(0.22)	7.48	7.26	—	—	(0.07)	(0.07)	7.19	$67.35	12.06%	$2,424,843	0.98% (7)	0.98%	(0.63) %	7%
10/1/19 to 9/30/20	38.70	(0.33)	22.05	21.72	—	—	(0.26)	(0.26)	21.46	60.16	56.39	1,837,262	1.03 (7)	1.03	(0.66)	14
10/1/18 to 9/30/19	36.66	(0.22)	2.90	2.68	—	—	(0.64)	(0.64)	2.04	38.70	7.79	309,892	1.11 (7)(15)	1.11	(0.58)	28
10/1/17 to 9/30/18	28.49	(0.22)	9.95	9.73	—	—	(1.56)	(1.56)	8.17	36.66	35.72	56,787	1.15 (15)	1.13	(0.65)	19
4/1/17 to 9/30/17(8)	25.20	(0.09)	3.51	3.42	—	—	(0.13)	(0.13)	3.29	28.49	13.58	4,419	1.15	1.27	(0.63)	12
4/1/16 to 3/31/17	22.42	(0.11)	3.24	3.13	—	—	(0.35)	(0.35)	2.78	25.20	14.13 (9)	3,872	1.16 (9)(10)	1.27	(0.50) (9)	20
4/1/15 to 3/31/16	23.26	(0.13)	(0.37)	(0.50)	—	—	(0.34)	(0.34)	(0.84)	22.42	(2.24)	2,961	1.14	1.24	(0.60)	26
Class R6
10/1/20 to 3/31/21(6)	$60.49	(0.17)	7.53	7.36	—	—	(0.07)	(0.07)	7.29	$67.78	12.16%	$ 153,502	0.83%	0.88%	(0.48) %	7%
10/1/19 to 9/30/20	38.85	(0.28)	22.18	21.90	—	—	(0.26)	(0.26)	21.64	60.49	56.64	100,461	0.83	0.93	(0.51)	14
10/1/18 to 9/30/19	36.71	(0.13)	2.91	2.78	—	—	(0.64)	(0.64)	2.14	38.85	8.05	1,975	0.85 (11)(15)	1.01	(0.34)	28
1/30/18 (12) to 9/30/18	31.74	(0.09)	5.06	4.97	—	—	—	—	4.97	36.71	15.66	117	0.93 (11)	1.09	(0.40)	19 (14)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Small-Cap Core Fund
Class A
10/1/20 to 3/31/21(6)	$40.21	(0.11)	9.60	9.49	—	—	(3.37)	(3.37)	6.12	$46.33	24.25%	$ 136,862	1.27%	1.27%	(0.51) %	13%
10/1/19 to 9/30/20	38.20	(0.17)	3.84	3.67	—	—	(1.66)	(1.66)	2.01	40.21	9.78	112,178	1.28	1.28	(0.46)	19
10/1/18 to 9/30/19	35.42	(0.08)	4.14	4.06	—	—	(1.28)	(1.28)	2.78	38.20	12.50	133,702	1.29	1.29	(0.24)	9
10/1/17 to 9/30/18	28.05	(0.03)	7.44	7.41	—	—	(0.04)	(0.04)	7.37	35.42	26.42	153,109	1.29	1.29	(0.08)	13
4/1/17 to 9/30/17(8)	24.21	(0.06)	3.91	3.85	—	—	(0.01)	(0.01)	3.84	28.05	15.92	79,752	1.33	1.33	(0.49)	2
4/1/16 to 3/31/17	21.39	(0.07)	4.26	4.19	—	—	(1.37)	(1.37)	2.82	24.21	20.26 (9)	62,122	1.37 (9)(10)	1.37	(0.31) (9)	24
4/1/15 to 3/31/16	25.65	(0.05)	0.01	(0.04)	(0.05)	—	(4.17)	(4.22)	(4.26)	21.39	0.02	53,722	1.37	1.37	(0.21)	33
Class C
10/1/20 to 3/31/21(6)	$32.95	(0.21)	7.79	7.58	—	—	(3.37)	(3.37)	4.21	$37.16	23.78%	$ 91,116	2.00%	2.00%	(1.15) %	13%
10/1/19 to 9/30/20	31.81	(0.37)	3.17	2.80	—	—	(1.66)	(1.66)	1.14	32.95	8.98	89,553	2.01	2.01	(1.20)	19
10/1/18 to 9/30/19	29.95	(0.28)	3.42	3.14	—	—	(1.28)	(1.28)	1.86	31.81	11.69	106,191	2.03	2.03	(0.99)	9
10/1/17 to 9/30/18	23.90	(0.23)	6.32	6.09	—	—	(0.04)	(0.04)	6.05	29.95	25.52	122,439	2.02	2.02	(0.82)	13
4/1/17 to 9/30/17(8)	20.71	(0.14)	3.34	3.20	—	—	(0.01)	(0.01)	3.19	23.90	15.47	56,526	2.08	2.08	(1.23)	2
4/1/16 to 3/31/17	18.61	(0.21)	3.68	3.47	—	—	(1.37)	(1.37)	2.10	20.71	19.39 (9)	44,789	2.12 (9)(10)	2.12	(1.10) (9)	24
4/1/15 to 3/31/16	22.98	(0.19)	(0.01)	(0.20)	—	—	(4.17)	(4.17)	(4.37)	18.61	(0.73)	31,711	2.12	2.12	(0.95)	33
Class I
10/1/20 to 3/31/21(6)	$42.67	(0.05)	10.20	10.15	(0.06)	—	(3.37)	(3.43)	6.72	$49.39	24.42%	$1,279,687	1.00%	1.00%	(0.20) %	13%
10/1/19 to 9/30/20	40.33	(0.07)	4.08	4.01	(0.01)	—	(1.66)	(1.67)	2.34	42.67	10.11	1,082,010	1.00	1.00	(0.18)	19
10/1/18 to 9/30/19	37.26	— (13)	4.39	4.39	(0.04)	—	(1.28)	(1.32)	3.07	40.33	12.83	1,202,004	1.02	1.02	0.01	9
10/1/17 to 9/30/18	29.44	0.06	7.80	7.86	—	—	(0.04)	(0.04)	7.82	37.26	26.73	1,231,686	1.01	1.01	0.18	13
4/1/17 to 9/30/17(8)	25.37	(0.03)	4.11	4.08	—	—	(0.01)	(0.01)	4.07	29.44	16.10	474,552	1.08	1.08	(0.23)	2
4/1/16 to 3/31/17	22.30	(0.03)	4.47	4.44	—	—	(1.37)	(1.37)	3.07	25.37	20.57 (9)	338,491	1.12 (9)(10)	1.12	(0.11) (9)	24
4/1/15 to 3/31/16	26.58	0.01	0.01	0.02	(0.13)	—	(4.17)	(4.30)	(4.28)	22.30	0.28	189,167	1.12	1.12	0.04	33
Class R6
10/1/20 to 3/31/21(6)	$42.84	(0.04)	10.25	10.21	(0.09)	—	(3.37)	(3.46)	6.75	$49.59	24.48%	$ 407,157	0.92%	0.92%	(0.15) %	13%
10/1/19 to 9/30/20	40.50	(0.06)	4.10	4.04	(0.04)	—	(1.66)	(1.70)	2.34	42.84	10.15	294,883	0.93	0.93	(0.14)	19
10/1/18 to 9/30/19	37.40	0.04	4.40	4.44	(0.06)	—	(1.28)	(1.34)	3.10	40.50	12.94	107,611	0.94	0.94	0.10	9
10/1/17 to 9/30/18	29.52	0.09	7.83	7.92	—	—	(0.04)	(0.04)	7.88	37.40	26.86	88,563	0.94	0.94	0.25	13
4/1/17 to 9/30/17(8)	25.44	(0.02)	4.11	4.09	—	—	(0.01)	(0.01)	4.08	29.52	16.14	44,565	0.99	0.99	(0.14)	2
4/1/16 to 3/31/17	22.33	— (13)	4.48	4.48	—	—	(1.37)	(1.37)	3.11	25.44	20.68 (9)	31,338	1.01 (9)(10)	1.01	0.01 (9)	24
4/1/15 to 3/31/16	26.59	0.07	(0.01)	0.06	(0.15)	—	(4.17)	(4.32)	(4.26)	22.33	0.41	20,811	1.01	1.02	0.33	33
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Small-Cap Growth Fund
Class A
10/1/20 to 3/31/21(6)	$49.00	(0.29)	7.42	7.13	—	—	(5.16)	(5.16)	1.97	$50.97	14.10%	$ 832,585	1.33% (7)	1.33%	(1.07) %	5%
10/1/19 to 9/30/20	37.44	(0.41)	12.59	12.18	—	—	(0.62)	(0.62)	11.56	49.00	32.91	772,158	1.35 (7)	1.35	(0.99)	17
10/1/18 to 9/30/19	33.57	(0.23)	4.78	4.55	—	(0.04)	(0.64)	(0.68)	3.87	37.44	14.12	735,210	1.37 (7)	1.37	(0.66)	16
10/1/17 to 9/30/18	25.43	(0.11)	8.25	8.14	—	—	—	—	8.14	33.57	32.01	866,966	1.37 (7)	1.37	(0.37)	13
4/1/17 to 9/30/17(8)	21.12	(0.09)	4.40	4.31	— (13)	—	—	— (13)	4.31	25.43	20.41	263,281	1.50 (15)	1.46	(0.81)	1
4/1/16 to 3/31/17	17.67	(0.14)	4.14	4.00	—	—	(0.55)	(0.55)	3.45	21.12	23.25 (9)	184,302	1.50 (9)(10)	1.51	(0.73) (9)	21
4/1/15 to 3/31/16	17.54	(0.10)	0.73	0.63	—	—	(0.50)	(0.50)	0.13	17.67	3.69	88,715	1.49	1.53	(0.59)	27
Class C
10/1/20 to 3/31/21(6)	$43.40	(0.42)	6.59	6.17	—	—	(5.16)	(5.16)	1.01	$44.41	13.69%	$ 331,785	2.05% (7)	2.05%	(1.79) %	5%
10/1/19 to 9/30/20	33.46	(0.63)	11.19	10.56	—	—	(0.62)	(0.62)	9.94	43.40	31.97	322,672	2.07 (7)	2.07	(1.72)	17
10/1/18 to 9/30/19	30.30	(0.44)	4.28	3.84	—	(0.04)	(0.64)	(0.68)	3.16	33.46	13.28	291,693	2.10 (7)	2.10	(1.40)	16
10/1/17 to 9/30/18	23.13	(0.31)	7.48	7.17	—	—	—	—	7.17	30.30	31.00	301,749	2.10 (7)	2.10	(1.10)	13
4/1/17 to 9/30/17(8)	19.28	(0.17)	4.02	3.85	— (13)	—	—	— (13)	3.85	23.13	19.97	93,560	2.25 (15)	2.21	(1.56)	1
4/1/16 to 3/31/17	16.30	(0.26)	3.79	3.53	—	—	(0.55)	(0.55)	2.98	19.28	22.30 (9)	58,327	2.26 (9)(10)	2.26	(1.49) (9)	21
4/1/15 to 3/31/16	16.33	(0.21)	0.68	0.47	—	—	(0.50)	(0.50)	(0.03)	16.30	2.97	19,525	2.25	2.28	(1.34)	27
Class I
10/1/20 to 3/31/21(6)	$50.25	(0.22)	7.60	7.38	—	—	(5.16)	(5.16)	2.22	$52.47	14.26%	$5,599,822	1.07% (7)	1.07%	(0.80) %	5%
10/1/19 to 9/30/20	38.28	(0.31)	12.90	12.59	—	—	(0.62)	(0.62)	11.97	50.25	33.27	5,251,980	1.09 (7)	1.09	(0.74)	17
10/1/18 to 9/30/19	34.21	(0.14)	4.89	4.75	—	(0.04)	(0.64)	(0.68)	4.07	38.28	14.44	3,973,860	1.11 (7)	1.11	(0.40)	16
10/1/17 to 9/30/18	25.86	(0.03)	8.38	8.35	—	—	—	—	8.35	34.21	32.29	4,121,658	1.10 (7)	1.10	(0.10)	13
4/1/17 to 9/30/17(8)	21.45	(0.07)	4.48	4.41	— (13)	—	—	— (13)	4.41	25.86	20.56	1,087,430	1.25 (15)	1.21	(0.55)	1
4/1/16 to 3/31/17	17.89	(0.10)	4.21	4.11	—	—	(0.55)	(0.55)	3.56	21.45	23.59 (9)	489,593	1.26 (9)(10)	1.26	(0.50) (9)	21
4/1/15 to 3/31/16	17.70	(0.05)	0.74	0.69	—	—	(0.50)	(0.50)	0.19	17.89	4.00	98,270	1.25	1.29	(0.31)	27
Class R6
10/1/20 to 3/31/21(6)	$50.39	(0.20)	7.62	7.42	—	—	(5.16)	(5.16)	2.26	$52.65	14.30%	$ 175,776	0.98% (7)	0.98%	(0.71) %	5%
10/1/19 to 9/30/20	38.35	(0.29)	12.95	12.66	—	—	(0.62)	(0.62)	12.04	50.39	33.39	95,061	0.99 (7)	0.99	(0.68)	17
10/1/18 to 9/30/19	34.23	(0.12)	4.92	4.80	—	(0.04)	(0.64)	(0.68)	4.12	38.35	14.58	45,306	1.00 (7)	1.00	(0.31)	16
1/30/18 (12) to 9/30/18	29.81	0.01	4.41	4.42	—	—	—	—	4.42	34.23	14.83	13,800	1.00 (7)	1.00	0.05	13

KAR Small-Cap Value Fund
Class A
10/1/20 to 3/31/21(6)	$19.97	0.08	7.79	7.87	(0.15)	—	—	(0.15)	7.72	$27.69	39.52%	$ 130,907	1.19% (7)	1.19%	0.66%	7%
10/1/19 to 9/30/20	18.33	0.12	1.63	1.75	(0.11)	—	—	(0.11)	1.64	19.97	9.57	83,622	1.23 (7)	1.23	0.66	19
10/1/18 to 9/30/19	19.44	0.14	(0.93)	(0.79)	(0.13)	—	(0.19)	(0.32)	(1.11)	18.33	(3.82)	79,027	1.24 (7)	1.24	0.80	14
10/1/17 to 9/30/18	18.41	0.10	1.23	1.33	(0.01)	—	(0.29)	(0.30)	1.03	19.44	7.27	83,276	1.27 (7)	1.27	0.55	6
4/1/17 to 9/30/17(8)	17.61	0.03	1.44	1.47	(0.02)	—	(0.65)	(0.67)	0.80	18.41	8.56	87,399	1.32 (7)	1.32	0.29	10
4/1/16 to 3/31/17	15.67	0.22	3.16	3.38	(0.26)	—	(1.18)	(1.44)	1.94	17.61	22.86	89,050	1.32 (7)(10)	1.32	1.35	22
4/1/15 to 3/31/16	16.61	0.07	0.07	0.14	(0.10)	—	(0.98)	(1.08)	(0.94)	15.67	0.94	71,280	1.30 (7)	1.30	0.49	15
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Cap Value Fund (Continued)
Class C
10/1/20 to 3/31/21(6)	$19.44	(0.01)	7.59	7.58	(0.01)	—	—	(0.01)	7.57	$27.01	39.01%	$ 23,200	1.95% (7)	1.95%	(0.11) %	7%
10/1/19 to 9/30/20	17.88	(0.01)	1.57	1.56	—	—	—	—	1.56	19.44	8.72	16,233	1.98 (7)	1.98	(0.08)	19
10/1/18 to 9/30/19	18.96	0.01	(0.90)	(0.89)	—	—	(0.19)	(0.19)	(1.08)	17.88	(4.56)	15,361	1.99 (7)	1.99	0.09	14
10/1/17 to 9/30/18	18.08	(0.03)	1.20	1.17	—	—	(0.29)	(0.29)	0.88	18.96	6.54	29,922	1.97 (7)	1.97	(0.14)	6
4/1/17 to 9/30/17(8)	17.35	(0.04)	1.42	1.38	—	—	(0.65)	(0.65)	0.73	18.08	8.17	29,795	2.06 (7)	2.06	(0.45)	10
4/1/16 to 3/31/17	15.45	0.10	3.11	3.21	(0.13)	—	(1.18)	(1.31)	1.90	17.35	21.95	29,416	2.07 (7)(10)	2.07	0.65	22
4/1/15 to 3/31/16	16.41	(0.04)	0.06	0.02	—	—	(0.98)	(0.98)	(0.96)	15.45	0.17	23,602	2.05 (7)	2.05	(0.26)	15
Class I
10/1/20 to 3/31/21(6)	$19.97	0.11	7.80	7.91	(0.20)	—	—	(0.20)	7.71	$27.68	39.75%	$1,209,433	0.96% (7)	0.96%	0.88%	7%
10/1/19 to 9/30/20	18.34	0.18	1.60	1.78	(0.15)	—	—	(0.15)	1.63	19.97	9.75	711,421	0.99 (7)	0.99	0.94	19
10/1/18 to 9/30/19	19.49	0.18	(0.94)	(0.76)	(0.20)	—	(0.19)	(0.39)	(1.15)	18.34	(3.57)	484,123	1.01 (7)	1.01	1.02	14
10/1/17 to 9/30/18	18.41	0.16	1.23	1.39	(0.02)	—	(0.29)	(0.31)	1.08	19.49	7.62	475,103	0.99 (7)	0.99	0.84	6
4/1/17 to 9/30/17(8)	17.62	0.05	1.43	1.48	(0.04)	—	(0.65)	(0.69)	0.79	18.41	8.72	300,259	1.07 (7)	1.07	0.55	10
4/1/16 to 3/31/17	15.69	0.26	3.17	3.43	(0.32)	—	(1.18)	(1.50)	1.93	17.62	23.20	242,661	1.07 (7)(10)	1.07	1.63	22
4/1/15 to 3/31/16	16.64	0.11	0.07	0.18	(0.15)	—	(0.98)	(1.13)	(0.95)	15.69	1.17	144,487	1.05 (7)	1.05	0.74	15
Class R6
10/1/20 to 3/31/21(6)	$20.00	0.13	7.79	7.92	(0.22)	—	—	(0.22)	7.70	$27.70	39.72%	$ 28,033	0.87% (7)	0.87%	1.01%	7%
10/1/19 to 9/30/20	18.36	0.19	1.62	1.81	(0.17)	—	—	(0.17)	1.64	20.00	9.90	12,246	0.89 (7)	0.89	1.01	19
10/1/18 to 9/30/19	19.51	0.20	(0.94)	(0.74)	(0.22)	—	(0.19)	(0.41)	(1.15)	18.36	(3.47)	11,286	0.90 (7)	0.90	1.11	14
10/1/17 to 9/30/18	18.42	0.18	1.22	1.40	(0.02)	—	(0.29)	(0.31)	1.09	19.51	7.69	21,746	0.90 (7)	0.90	0.96	6
4/1/17 to 9/30/17(8)	17.63	0.05	1.44	1.49	(0.05)	—	(0.65)	(0.70)	0.79	18.42	8.78	10,165	0.99 (7)	0.99	0.52	10
11/3/16 (12) to 3/31/17	14.90	0.05	3.15	3.20	(0.22)	—	(0.25)	(0.47)	2.73	17.63	21.58	122	0.98 (7)	0.98	0.68	22 (14)

KAR Small-Mid Cap Core Fund
Class A
10/1/20 to 3/31/21(6)	$14.43	(0.06)	3.53	3.47	—	—	—	—	3.47	$17.90	24.05%	$ 41,248	1.30% (7)	1.29%	(0.72) %	7%
10/1/19 to 9/30/20	11.53	(0.03)	2.93	2.90	—	—	—	—	2.90	14.43	25.15	19,735	1.30	1.39	(0.23)	31
10/1/18 to 9/30/19	10.79	(0.03)	0.89	0.86	—	—	(0.12)	(0.12)	0.74	11.53	8.32	1,473	1.30	2.25	(0.28)	21
3/7/18 (12) to 9/30/18	10.00	(0.02)	0.81	0.79	—	—	—	—	0.79	10.79	7.90	158	1.30	5.84	(0.38)	16 (14)
Class C
10/1/20 to 3/31/21(6)	$14.16	(0.12)	3.45	3.33	—	—	—	—	3.33	$17.49	23.52%	$ 22,331	2.05% (7)	2.01%	(1.46) %	7%
10/1/19 to 9/30/20	11.40	(0.12)	2.88	2.76	—	—	—	—	2.76	14.16	24.21	10,210	2.05	2.08	(0.97)	31
10/1/18 to 9/30/19	10.75	(0.11)	0.88	0.77	—	—	(0.12)	(0.12)	0.65	11.40	7.50	1,106	2.05	2.92	(1.05)	21
3/7/18 (12) to 9/30/18	10.00	(0.07)	0.82	0.75	—	—	—	—	0.75	10.75	7.50	135	2.05	6.48	(1.14)	16 (14)
Class I
10/1/20 to 3/31/21(6)	$14.51	(0.04)	3.54	3.50	— (13)	—	—	—	3.50	$18.01	24.13%	$ 906,077	1.05% (7)	1.02%	(0.46) %	7%
10/1/19 to 9/30/20	11.56	0.01	2.94	2.95	—	—	—	—	2.95	14.51	25.52	439,899	1.05	1.09	0.07	31
10/1/18 to 9/30/19	10.81	(0.01)	0.89	0.88	(0.01)	—	(0.12)	(0.13)	0.75	11.56	8.51	24,898	1.05	1.99	(0.05)	21
3/7/18 (12) to 9/30/18	10.00	(0.01)	0.82	0.81	—	—	—	—	0.81	10.81	8.10	214	1.05	5.74	(0.13)	16 (14)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Mid Cap Core Fund (Continued)
Class R6
10/1/20 to 3/31/21(6)	$14.54	(0.03)	3.55	3.52	(0.01)	—	—	(0.01)	3.51	$18.05	24.18%	$ 12,022	0.97% (7)	0.93%	(0.39) %	7%
10/1/19 to 9/30/20	11.57	— (13)	2.97	2.97	—	—	—	—	2.97	14.54	25.67	8,366	0.97	0.99	0.03	31
10/1/18 to 9/30/19	10.81	0.01	0.88	0.89	(0.01)	—	(0.12)	(0.13)	0.76	11.57	8.61	3,125	0.97	1.91	0.06	21
3/7/18 (12) to 9/30/18	10.00	(—) (13)	0.81	0.81	—	—	—	—	0.81	10.81	8.10	2,919	0.97	5.20	(0.07)	16 (14)

KAR Small-Mid Cap Growth Fund
Class A
12/8/20 (12) to 3/31/21(6)	$10.00	(0.03)	(0.18)	(0.21)	—	—	—	—	(0.21)	$ 9.79	(2.10) %	$ 431	1.30%	4.25%	(1.09) %	9%
Class C
12/8/20 (12) to 3/31/21(6)	$10.00	(0.06)	(0.17)	(0.23)	—	—	—	—	(0.23)	$ 9.77	(2.30) %	$ 103	2.05%	5.03%	(1.88) %	9%
Class I
12/8/20 (12) to 3/31/21(6)	$10.00	(0.03)	(0.17)	(0.20)	—	—	—	—	(0.20)	$ 9.80	(2.00) %	$ 995	1.05%	3.96%	(0.84) %	9%
Class R6
12/8/20 (12) to 3/31/21(6)	$10.00	(0.03)	(0.17)	(0.20)	—	—	—	—	(0.20)	$ 9.80	(2.00) %	$ 2,645	0.99%	4.03%	(0.82) %	9%

SGA Emerging Markets Growth Fund
Class A
10/1/20 to 3/31/21(6)	$11.90	(0.07)	2.25	2.18	—	—	(0.27)	(0.27)	1.91	$13.81	18.32%	$ 220	1.48%	2.74%	(1.00) %	19%
10/1/19 to 9/30/20	9.97	(0.05)	1.98	1.93	—	—	— (13)	— (13)	1.93	11.90	19.37	169	1.48	3.98	(0.47)	44
6/13/19 (12) to 9/30/19	10.00	(0.02)	(0.01)	(0.03)	—	—	—	—	(0.03)	9.97	(0.30)	100	1.48	9.63	(0.57)	6 (14)
Class C
10/1/20 to 3/31/21(6)	$11.79	(0.12)	2.22	2.10	—	—	(0.27)	(0.27)	1.83	$13.62	17.91%	$ 165	2.23%	3.50%	(1.75) %	19%
10/1/19 to 9/30/20	9.95	(0.13)	1.97	1.84	—	—	— (13)	— (13)	1.84	11.79	18.50	142	2.23	4.70	(1.19)	44
6/13/19 (12) to 9/30/19	10.00	(0.04)	(0.01)	(0.05)	—	—	—	—	(0.05)	9.95	(0.50)	100	2.23	10.38	(1.32)	6 (14)
Class I
10/1/20 to 3/31/21(6)	$11.94	(0.05)	2.25	2.20	—	—	(0.27)	(0.27)	1.93	$13.87	18.52%	$ 435	1.23%	2.49%	(0.77) %	19%
10/1/19 to 9/30/20	9.98	(0.03)	1.99	1.96	—	—	— (13)	— (13)	1.96	11.94	19.65	247	1.23	3.57	(0.30)	44
6/13/19 (12) to 9/30/19	10.00	(0.01)	(0.01)	(0.02)	—	—	—	—	(0.02)	9.98	(0.20)	109	1.23	9.38	(0.32)	6 (14)
Class R6
10/1/20 to 3/31/21(6)	$11.97	(0.04)	2.26	2.22	—	—	(0.27)	(0.27)	1.95	$13.92	18.65%	$ 5,828	1.05%	2.47%	(0.57) %	19%
10/1/19 to 9/30/20	9.98	— (13)	1.99	1.99	—	—	— (13)	— (13)	1.99	11.97	19.95	4,828	1.05	3.72	(0.02)	44
6/13/19 (12) to 9/30/19	10.00	— (13)	(0.02)	(0.02)	—	—	—	—	(0.02)	9.98	(0.20)	4,032	1.05	9.38	(0.14)	6 (14)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

SGA Global Growth Fund
Class A
10/1/20 to 3/31/21(6)	$26.54	(0.13)	3.56	3.43	—	—	(0.94)	(0.94)	2.49	$29.03	13.03%	$ 31,573	1.38%	1.42%	(0.92) %	18%
10/1/19 to 9/30/20	20.98	(0.12)	5.68	5.56	—	—	—	—	5.56	26.54	26.50	26,504	1.36 (7)	1.36	(0.53)	49
2/1/19 to 9/30/19(8)	18.58	(0.01)	2.41	2.40	—	—	—	—	2.40	20.98	12.92	4,219	1.37	1.48	(0.06)	13
2/1/18 to 1/31/19	19.72	(0.05)	(0.32)	(0.37)	—	—	(0.77)	(0.77)	(1.14)	18.58	(1.46)	3,786	1.38	1.60	(0.28)	54
2/1/17 to 1/31/18	14.89	(0.02)	5.49	5.47	—	—	(0.64)	(0.64)	4.83	19.72	37.05	3,835	1.38	1.72	(0.43)	31
2/1/16 to 1/31/17	13.65	(0.03)	1.76	1.79	—	—	(0.55)	(0.55)	1.24	14.89	13.21	1,028	1.38	2.33	(0.27)	32
2/1/15 to 1/31/16	13.35	(0.03)	0.56	0.53	(0.02)	—	(0.21)	(0.23)	0.30	13.65	3.84	345	1.38	3.05	(0.22)	39
Class C
10/1/20 to 3/31/21(6)	$25.06	(0.22)	3.36	3.14	—	—	(0.94)	(0.94)	2.20	$27.26	12.63%	$ 6,154	2.11% (15)	2.09%	(1.65) %	18%
10/1/19 to 9/30/20	19.97	(0.29)	5.38	5.09	—	—	—	—	5.09	25.06	25.49	5,210	2.13	2.14	(1.35)	49
2/1/19 to 9/30/19(8)	17.77	(0.11)	2.31	2.20	—	—	—	—	2.20	19.97	12.38	3,554	2.10	2.20	(0.83)	13
2/1/18 to 1/31/19	19.04	(0.04)	(0.46)	(0.50)	—	—	(0.77)	(0.77)	(1.27)	17.77	(2.20)	3,164	2.13	2.39	(1.08)	54
2/1/17 to 1/31/18	14.50	(0.04)	5.22	5.18	—	—	(0.64)	(0.64)	4.54	19.04	36.04	2,062	2.13	2.47	(1.08)	31
2/1/16 to 1/31/17	13.40	0.05	1.60	1.65	—	—	(0.55)	(0.55)	1.10	14.50	12.41	989	2.12	3.08	(1.00)	32
2/1/15 to 1/31/16	13.21	(0.12)	0.54	0.42	(0.02)	—	(0.21)	(0.23)	0.19	13.40	3.04	410	2.13	3.76	(0.89)	39
Class I*
10/1/20 to 3/31/21(6)	$26.66	(0.10)	3.58	3.48	—	—	(0.94)	(0.94)	2.54	$29.20	13.16%	$ 39,484	1.13%	1.15%	(0.67) %	18%
10/1/19 to 9/30/20	21.03	(0.08)	5.71	5.63	— (13)	—	—	— (13)	5.63	26.66	26.79	27,529	1.13	1.20	(0.34)	49
2/1/19 to 9/30/19(8)	18.61	— (13)	2.42	2.42	—	—	—	—	2.42	21.03	13.00	12,807	1.19	1.28	(0.02)	13
2/1/18 to 1/31/19	19.75	(0.21)	(0.16)	(0.37)	—	—	(0.77)	(0.77)	(1.14)	18.61	(1.46)	5,878	1.36	1.50	(0.15)	54
2/1/17 to 1/31/18	14.90	(0.04)	5.53	5.49	—	—	(0.64)	(0.64)	4.85	19.75	37.16	19,474	1.36	1.57	(0.29)	31
2/1/16 to 1/31/17	13.66	0.06	1.73	1.79	—	—	(0.55)	(0.55)	1.24	14.90	13.20	11,414	1.34	2.05	(0.43)	32
2/1/15 to 1/31/16	13.36	(0.04)	0.57	0.53	(0.02)	—	(0.21)	(0.23)	0.30	13.66	3.84	422	1.36	3.08	(0.32)	39
Class R6**
10/1/20 to 3/31/21(6)	$27.38	(0.07)	3.68	3.61	—	—	(0.94)	(0.94)	2.67	$30.05	13.29%	$ 80,309	0.90%	1.04%	(0.44) %	18%
10/1/19 to 9/30/20	21.56	(0.03)	5.86	5.83	(0.01)	—	—	(0.01)	5.82	27.38	27.06	72,376	0.90	1.08	(0.11)	49
2/1/19 to 9/30/19(8)	19.04	0.05	2.47	2.52	—	—	—	—	2.52	21.56	13.24	40,690	0.95	1.16	0.34	13
2/1/18 to 1/31/19	20.11	0.01	(0.31)	(0.30)	—	—	(0.77)	(0.77)	(1.07)	19.04	(1.08)	28,819	0.98	1.31	0.07	54
2/1/17 to 1/31/18	15.11	(0.01)	5.65	5.64	—	—	(0.64)	(0.64)	5.00	20.11	37.64	15,913	0.98	1.34	0.08	31
2/1/16 to 1/31/17	13.79	0.03	1.84	1.87	—	—	(0.55)	(0.55)	1.32	15.11	13.66	7,698	0.98	2.03	0.21	32
2/1/15 to 1/31/16	13.43	0.03	0.56	0.59	(0.02)	—	(0.21)	(0.23)	0.36	13.79	4.26	6,219	0.98	2.62	0.27	39

SGA New Leaders Growth Fund
Class A
11/17/20 (12) to 3/31/21(6)	$10.00	(0.04)	0.43	0.39	—	—	—	—	0.39	$10.39	3.90%	$ 107	1.39%	3.28%	(1.11) %	6%
Class C
11/17/20 (12) to 3/31/21(6)	$10.00	(0.07)	0.43	0.36	—	—	—	—	0.36	$10.36	3.60%	$ 106	2.14%	4.03%	(1.85) %	6%
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
SGA New Leaders Growth Fund (Continued)
Class I
11/17/20 (12) to 3/31/21(6)	$10.00	(0.03)	0.43	0.40	—	—	—	—	0.40	$10.40	4.00%	$ 159	1.14%	3.13%	(0.85) %	6%
Class R6
11/17/20 (12) to 3/31/21(6)	$10.00	(0.02)	0.43	0.41	—	—	—	—	0.41	$10.41	4.10%	$ 5,119	0.91%	3.01%	(0.62) %	6%

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
*	On May 3, 2019, Investor Class shares of the Predecessor Fund were reorganized into Class I shares of the Fund. The Class I shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Investor Class shares.
**	On May 3, 2019, Y Class shares and Institutional Class shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. The Class R6 shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Institutional Class shares.
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	The share class is currently under its expense limitation.
(8)	The Fund changed its fiscal year end to September 30, during the period.
(9)	State Street Bank & Trust, custodian for some of the Funds through January 29, 2010, reimbursed the Funds for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
KAR Capital Growth Fund 0.06% (Class A), 0.05% (Class C), 0.06% (Class I)
KAR Equity Income Fund amounts are less than 0.005% for Classes A, C, and I, respectively
KAR Mid-Cap Growth Fund 0.05% (Class A), 0.05% (Class C), 0.05% (Class I)
KAR Small-Cap Core Fund amounts are less than 0.005% for Classes A, C, I, and R6, respectively
KAR Small-Cap Growth Fund amounts are less than 0.005% for Classes A, C, and I, respectively
Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
KAR Capital Growth Fund 0.06% (Class A), 0.06% (Class C), 0.06% (Class I)
KAR Equity Income Fund amounts are less than 0.005% for Classes A, C, and I, respectively
KAR Mid-Cap Growth Fund 0.05% (Class A), 0.05% (Class C), 0.05% (Class I)
KAR Small-Cap Core Fund amounts are less than 0.005% for Classes A, C, I, and R6, respectively
KAR Small-Cap Growth Fund amounts are less than 0.005% for Classes A, C, and I, respectively

(10)	Net expense ratio includes extraordinary proxy expenses.
(11)	Represents a blended ratio.
(12)	Inception date.
(13)	Amount is less than $0.005 per share.
(14)	Portfolio turnover is representative of the Fund for the entire period.
(15)	See Note 4D in Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2021
Note 1. Organization
Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 14 funds of the Trust are offered for sale, of which 13 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds except the SGA Emerging Markets Growth Fund and SGA New Leaders Growth Fund are diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
KAR Capital Growth Fund	Long-term capital growth.
KAR Equity Income Fund	Capital appreciation and current income.
KAR Global Quality Dividend Fund	Total return, consisting of both capital appreciation and current income.
KAR Mid-Cap Core Fund	Long-term capital appreciation.
KAR Mid-Cap Growth Fund	Capital appreciation.
KAR Small-Cap Core Fund	Long-term capital appreciation, with dividend income a secondary consideration.
KAR Small-Cap Growth Fund	Long-term capital appreciation.
KAR Small-Cap Value Fund	Long-term capital appreciation.
KAR Small-Mid Cap Core Fund	Long-term capital appreciation, with dividend income a secondary consideration.
KAR Small-Mid Cap Growth Fund	Long-term capital appreciation.
SGA Emerging Markets Growth Fund	Long-term capital appreciation.
SGA Global Growth Fund	Long-term capital appreciation.
SGA New Leaders Growth Fund	Long-term capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, Class I shares, and Class R6 shares.
Effective February 1, 2021, Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Prior to February 1, 2021, Class A shares were sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2021, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2017 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
Effective October 1, 2020, the Funds may resume loaning securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At March 31, 2021, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Counterparty	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
KAR Mid-Cap Core Fund	BNYM	$ 275	$ 271	$ 4
KAR Small-Cap Growth Fund	BNYM	13,195	13,195	—
KAR Small-Mid Cap Growth Fund	BNYM	197	194	3
(1)	Collateral received in excess of the market value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

KAR Small-Cap Core Fund	0.75%
KAR Small-Cap Value Fund	0.70

	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
KAR Small-Cap Growth Fund	0.90%	0.85%	0.80%

	First $500 Million	Over $500 Million
KAR Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	$1+ Billion
KAR Small-Mid Cap Core Fund	0.75%	0.70%
KAR Small-Mid Cap Growth Fund	0.75	0.70
SGA Emerging Markets Growth Fund	1.00	0.95
SGA Global Growth Fund	0.80	0.75
SGA New Leaders Growth Fund	0.80	0.75

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
KAR Capital Growth Fund	0.70%	0.65%	0.60%
KAR Equity Income Fund	0.75	0.70	0.65
KAR Global Quality Dividend Fund	0.75	0.70	0.65
KAR Mid-Cap Core Fund	0.80	0.75	0.70
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:
Fund	Subadviser
KAR Capital Growth Fund	KAR (1)
KAR Equity Income Fund	KAR (1)
KAR Global Quality Dividend Fund	KAR (1)
KAR Mid-Cap Core Fund	KAR (1)
KAR Mid-Cap Growth Fund	KAR (1)
KAR Small-Cap Core Fund	KAR (1)
KAR Small-Cap Growth Fund	KAR (1)
KAR Small-Cap Value Fund	KAR (1)
KAR Small-Mid Cap Core Fund	KAR (1)
KAR Small-Mid Cap Growth Fund	KAR (1)
SGA Emerging Markets Growth Fund	SGA (2)
SGA Global Growth Fund	SGA (2)
SGA New Leaders Growth Fund	SGA (2)
(1)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2022. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Fund	Class A	Class C	Class I	Class R6
KAR Capital Growth Fund	1.47% *	2.22% *	1.22% *	0.73%
KAR Equity Income Fund	1.20	1.95	0.95	0.91
KAR Global Quality Dividend Fund	1.35	2.10	1.10	0.78
KAR Mid-Cap Core Fund	1.20	1.95	0.95	0.87
KAR Mid-Cap Growth Fund	1.40 *	2.15 *	1.15 *	0.83
KAR Small-Cap Growth Fund	1.50 *	2.25 *	1.25 *	1.18 *
KAR Small-Cap Value Fund	1.42 *	2.17 *	1.17 *	1.06 *
KAR Small-Mid Cap Core Fund	1.30	2.05	1.05	0.97
KAR Small-Mid Cap Growth Fund**	1.30	2.05	1.05	0.99
SGA Emerging Markets Growth Fund	1.48	2.23	1.23	1.05
SGA Global Growth Fund	1.38	2.13	1.13	0.90
SGA New Leaders Growth Fund***	1.39	2.14	1.14	0.91
*	Each share class is currently below its expense cap.
**	Effective December 8, 2020.
***	Effective November 17, 2020.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Fund	2021	2022	2023	2024	Total
KAR Capital Growth Fund
Class R6	$ 5	$ 1	$ 1	$ — (1)	$ 7
KAR Equity Income Fund
Class A	65	164	170	73	472
Class C	16	21	11	4	52
Class I	14	16	15	6	51
Class R6	2	2	1	1	6
KAR Global Quality Dividend Fund
Class A	30	56	65	19	170
Class C	5	8	6	1	20
Class I	5	14	28	11	58
Class R6	—	— (1)	— (1)	2	2
KAR Mid-Cap Core Fund
Class A	28	62	71	38	199
Class C	25	58	66	32	181
Class I	119	396	670	463	1,648
Class R6	1	8	21	13	43
KAR Mid-Cap Growth Fund
Class R6	— (1)	1	21	38	60
KAR Small-Mid Cap Core Fund
Class A	—	7	9	1	17
Class C	—	4	1	—	5
Class I	—	—	14	—	14
Class R6	47	42	3	—	92
KAR Small-Mid Cap Growth Fund
Class A	—	—	—	2	2
Class C	—	—	—	1	1
Class I	—	—	—	3	3
Class R6	—	—	—	26	26

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
	Expiration
Fund	2021	2022	2023	2024	Total
SGA Emerging Markets Growth Fund
Class A	$ —	$ 2	$ 4	$ 1	$ 7
Class C	—	2	3	1	6
Class I	—	2	4	2	8
Class R6	—	96	124	40	260
SGA Global Growth Fund
Class A	—	—	1	6	7
Class I	—	1	15	3	19
Class R6	—	24	107	53	184
SGA New Leaders Growth Fund
Class A	—	—	—	1	1
Class C	—	—	—	1	1
Class I	—	—	—	1	1
Class R6	—	—	—	39	39
(1)	Amount is less than $500.
During the period ended March 31, 2021, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
KAR Small-Mid Cap Core Fund	$ 3	$ 3	$ 109	$ 2	$ 117
SGA Emerging Markets Growth Fund	— (1)	— (1)	—	—	—
SGA Global Growth Fund	— (1)	1	—	—	1
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2021, it retained net commissions of $217 for Class A shares and CDSC of $—* and $29 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
* Amount is less than $500.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended March 31, 2021, the Funds incurred administration fees totaling $7,553 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended March 31, 2021, the Funds incurred transfer agent fees totaling $3,408 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At March 31, 2021, Virtus and its affiliates held shares of certain Funds, which may be redeemed at any time, that aggregated to the following:

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
	Shares	Aggregate Net Asset Value
KAR Small-Mid Cap Growth Fund
Class A	10,000	$ 98
Class C	10,000	98
Class I	10,000	98
Class R6	270,000	2,646
SGA New Leaders Growth Fund
Class A	10,000	104
Class C	10,000	104
Class I	10,000	104
Class R6	270,000	2,811
H.	Investments in Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended March 31, 2021, the Funds did not engage in Rule 17a-7 of the 1940 Act transactions.
An affiliated issuer includes any company in which a Fund held 5% or more of the company’s outstanding voting shares at any point during the fiscal year. The table below represents transactions in and earnings from these affiliated issuers during the period ended March 31, 2021:
KAR Small-Cap Growth Fund
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Common Stocks—46.9%
AAON, Inc.	$ 241,566	$ —	$—	$—	$ 39,132	$ 280,698	4,009,400	$ 762	$—
Auto Trader Group plc	421,893	—	—	—	21,966	443,859	58,074,329	—	—
Blackline, Inc.	280,937	—	—	—	58,832	339,769	3,134,403	—	—
Chefs’ Warehouse, Inc. (The)	40,829	—	—	—	44,703	85,532	2,808,023	—	—
Duck Creek Technologies, Inc.	394,978	—	—	—	(2,521)	392,457	8,694,221	—	—
Fox Factory Holding Corp.	284,905	—	—	—	202,113	487,018	3,832,978	—	—
MediaAlpha, Inc.	—	129,926	—	—	34,683	164,609	4,646,036	—	—
National Research Corp.	118,572	—	—	—	(5,734)	112,838	2,409,518	—	—
NVE Corp.	23,690	—	—	—	10,146	33,836	482,690	965	—
Ollie’s Bargain Outlet Holdings, Inc.	417,854	—	—	—	(1,674)	416,180	4,783,672	—	—
Omega Flex, Inc.	142,420	—	—	—	1,054	143,474	908,755	509	—
Oportun Financial Corp.	31,078	—	—	—	23,512	54,590	2,635,930	—	—
U.S. Physical Therapy, Inc.	102,953	—	—	—	20,406	123,359	1,185,000	415	—
Total	$2,501,675	$129,926	$—	$—	$446,618	$3,078,219		$2,651	$—
I.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2021.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities) during the period ended March 31, 2021, were as follows:
	Purchases	Sales
KAR Capital Growth Fund	$ 31,619	$ 56,038
KAR Equity Income Fund	13,058	24,909
KAR Global Quality Dividend Fund	6,815	6,900
KAR Mid-Cap Core Fund	140,590	67,945
KAR Mid-Cap Growth Fund	637,016	203,497
KAR Small-Cap Core Fund	210,031	273,826
KAR Small-Cap Growth Fund	302,481	359,155
KAR Small-Cap Value Fund	271,070	71,622
KAR Small-Mid Cap Core Fund	392,637	48,730
KAR Small-Mid Cap Growth Fund	4,416	295
SGA Emerging Markets Growth Fund	1,268	1,127
SGA Global Growth Fund	32,104	25,497
SGA New Leaders Growth Fund	5,427	265
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2021.
Note 5. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	KAR Capital Growth Fund				KAR Equity Income Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	360	$ 9,470	889	$ 17,200	192	$ 3,931	472	$ 9,444
Reinvestment of distributions	744	20,139	705	12,891	1,573	29,435	50	1,108
Shares repurchased and cross class conversions	(1,005)	(26,438)	(3,375)	(64,742)	(537)	(11,478)	(1,172)	(22,878)
Net Increase / (Decrease)	99	$ 3,171	(1,781)	$ (34,651)	1,228	$ 21,888	(650)	$ (12,326)
Class C
Shares sold and cross class conversions	45	$ 855	223	$ 3,361	15	$ 304	33	$ 593
Reinvestment of distributions	30	586	22	302	118	1,891	1	13
Shares repurchased and cross class conversions	(264)	(5,027)	(197)	(2,871)	(114)	(2,047)	(145)	(2,657)
Net Increase / (Decrease)	(189)	$ (3,586)	48	$ 792	19	$ 148	(111)	$ (2,051)
Class I
Shares sold and cross class conversions	258	$ 7,093	1,610	$ 31,747	99	$ 2,295	56	$ 1,201
Reinvestment of distributions	56	1,586	35	670	153	2,845	6	126
Shares repurchased and cross class conversions	(169)	(4,623)	(1,078)	(20,661)	(190)	(4,002)	(131)	(2,657)
Net Increase / (Decrease)	145	$ 4,056	567	$ 11,756	62	$ 1,138	(69)	$ (1,330)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
	KAR Capital Growth Fund				KAR Equity Income Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	1	$ 25	55	$ 1,111	31	$ 683	7	$ 153
Reinvestment of distributions	— (1)	5	— (1)	3	16	300	1	11
Shares repurchased and cross class conversions	(2)	(58)	(49)	(965)	(7)	(139)	(19)	(386)
Net Increase / (Decrease)	(1)	$ (28)	6	$ 149	40	$ 844	(11)	$ (222)
(1)	Amount is less than 500 shares.

	KAR Global Quality Dividend Fund				KAR Mid-Cap Core Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	28	$ 383	144	$ 1,888	239	$ 10,963	539	$ 19,654
Reinvestment of distributions	39	536	42	639	10	462	6	220
Shares repurchased and cross class conversions	(123)	(1,679)	(442)	(5,817)	(166)	(7,630)	(465)	(16,411)
Net Increase / (Decrease)	(56)	$ (760)	(256)	$ (3,290)	83	$ 3,795	80	$ 3,463
Class C
Shares sold and cross class conversions	56	$ 736	25	$ 294	130	$ 5,470	360	$ 11,989
Reinvestment of distributions	2	27	3	40	10	429	6	207
Shares repurchased and cross class conversions	(100)	(1,320)	(132)	(1,648)	(158)	(6,688)	(359)	(11,673)
Net Increase / (Decrease)	(42)	$ (557)	(104)	$ (1,314)	(18)	$ (789)	7	$ 523
Class I
Shares sold and cross class conversions	164	$ 2,308	494	$ 6,644	4,483	$ 211,611	11,000	$ 403,004
Reinvestment of distributions	24	331	15	226	114	5,388	42	1,611
Shares repurchased and cross class conversions	(218)	(3,019)	(196)	(2,443)	(2,432)	(113,509)	(4,134)	(147,797)
Net Increase / (Decrease)	(30)	$ (380)	313	$ 4,427	2,165	$ 103,490	6,908	$ 256,818
Class R6
Shares sold and cross class conversions	129	$ 1,811	—	$ —	90	$ 4,065	302	$ 11,813
Reinvestment of distributions	—	—	—	—	3	165	1	57
Shares repurchased and cross class conversions	(1)	(16)	—	—	(40)	(1,888)	(139)	(5,501)
Net Increase / (Decrease)	128	$ 1,795	—	$ —	53	$ 2,342	164	$ 6,369

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
	KAR Mid-Cap Growth Fund				KAR Small-Cap Core Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,972	$ 130,626	5,968	$ 285,158	334	$ 15,169	401	$ 15,166
Reinvestment of distributions	8	567	27	1,126	190	8,187	132	5,104
Shares repurchased and cross class conversions	(1,438)	(95,597)	(2,533)	(118,550)	(359)	(15,887)	(1,243)	(44,953)
Net Increase / (Decrease)	542	$ 35,596	3,462	$ 167,734	165	$ 7,469	(710)	$ (24,683)
Class C
Shares sold and cross class conversions	539	$ 27,744	1,502	$ 54,358	33	$ 1,184	110	$ 3,391
Reinvestment of distributions	3	180	12	384	248	8,584	162	5,183
Shares repurchased and cross class conversions	(309)	(15,850)	(408)	(14,415)	(548)	(19,946)	(893)	(27,443)
Net Increase / (Decrease)	233	$ 12,074	1,106	$ 40,327	(267)	$ (10,178)	(621)	$ (18,869)
Class I
Shares sold and cross class conversions	13,220	$ 906,151	30,351	$ 1,478,624	1,940	$ 91,966	5,755	$ 218,747
Reinvestment of distributions	32	2,372	58	2,469	1,701	77,950	988	40,516
Shares repurchased and cross class conversions	(7,788)	(539,030)	(7,875)	(382,218)	(3,090)	(145,924)	(11,184)	(447,151)
Net Increase / (Decrease)	5,464	$ 369,493	22,534	$ 1,098,875	551	$ 23,992	(4,441)	$ (187,888)
Class R6
Shares sold and cross class conversions	908	$ 62,930	1,702	$ 94,521	2,073	$ 98,128	5,516	$ 232,147
Reinvestment of distributions	2	139	1	25	187	8,625	118	4,844
Shares repurchased and cross class conversions	(306)	(21,376)	(93)	(4,562)	(933)	(44,645)	(1,409)	(57,198)
Net Increase / (Decrease)	604	$ 41,693	1,610	$ 89,984	1,327	$ 62,108	4,225	$ 179,793

	KAR Small-Cap Growth Fund				KAR Small-Cap Value Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,467	$ 79,221	2,602	$ 104,387	1,054	$ 26,962	627	$ 10,835
Reinvestment of distributions	1,348	71,757	263	10,502	26	636	23	448
Shares repurchased and cross class conversions	(2,238)	(120,243)	(6,743)	(261,217)	(541)	(13,589)	(772)	(13,988)
Net Increase / (Decrease)	577	$ 30,735	(3,878)	$ (146,328)	539	$ 14,009	(122)	$ (2,705)
Class C
Shares sold and cross class conversions	174	$ 8,204	450	$ 16,101	202	$ 4,961	278	$ 5,040
Reinvestment of distributions	772	35,847	143	5,103	— (1)	11	—	—
Shares repurchased and cross class conversions	(910)	(42,784)	(1,875)	(67,009)	(179)	(4,462)	(302)	(5,152)
Net Increase / (Decrease)	36	$ 1,267	(1,282)	$ (45,805)	23	$ 510	(24)	$ (112)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
	KAR Small-Cap Growth Fund				KAR Small-Cap Value Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	11,157	$ 615,269	30,624	$ 1,260,988	13,913	$ 342,912	19,799	$ 360,401
Reinvestment of distributions	9,083	497,200	1,460	59,776	315	7,728	198	3,832
Shares repurchased and cross class conversions	(18,023)	(992,850)	(31,378)	(1,260,713)	(6,149)	(154,746)	(10,779)	(194,278)
Net Increase / (Decrease)	2,217	$ 119,619	706	$ 60,051	8,079	$ 195,894	9,218	$ 169,955
Class R6
Shares sold and cross class conversions	1,615	$ 88,514	1,149	$ 48,543	482	$ 11,965	133	$ 2,466
Reinvestment of distributions	253	13,906	19	796	8	185	5	103
Shares repurchased and cross class conversions	(416)	(22,996)	(463)	(19,328)	(90)	(2,356)	(141)	(2,664)
Net Increase / (Decrease)	1,452	$ 79,424	705	$ 30,011	400	$ 9,794	(3)	$ (95)
(1)	Amount is less than 500 shares.

	KAR Small-Mid Cap Core Fund				KAR Small-Mid Cap Growth Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		From Inception December 8, 2020 to March 31, 2021 (Unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,155	$ 19,160	1,701	$ 21,815	52	$ 526
Shares repurchased and cross class conversions	(218)	(3,608)	(461)	(5,440)	(8)	(77)
Net Increase / (Decrease)	937	$ 15,552	1,240	$ 16,375	44	$ 449
Class C
Shares sold and cross class conversions	627	$ 10,261	702	$ 9,015	11	$ 105
Shares repurchased and cross class conversions	(71)	(1,188)	(78)	(898)	—	—
Net Increase / (Decrease)	556	$ 9,073	624	$ 8,117	11	$ 105
Class I
Shares sold and cross class conversions	24,679	$ 413,656	33,974	$ 437,472	106	$ 1,069
Reinvestment of distributions	3	56	—	—	—	—
Shares repurchased and cross class conversions	(4,694)	(78,700)	(5,815)	(73,641)	(4)	(42)
Net Increase / (Decrease)	19,988	$ 335,012	28,159	$ 363,831	102	$ 1,027

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
	KAR Small-Mid Cap Core Fund				KAR Small-Mid Cap Growth Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		From Inception December 8, 2020 to March 31, 2021 (Unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	139	$ 2,230	593	$ 8,210	270	$ 2,700
Reinvestment of distributions	— (1)	3	—	—	—	—
Shares repurchased and cross class conversions	(48)	(795)	(288)	(3,986)	—	—
Net Increase / (Decrease)	91	$ 1,438	305	$ 4,224	270	$ 2,700
(1)	Amount is less than 500 shares.

	SGA Emerging Markets Growth Fund				SGA Global Growth Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	2	$ 27	4	$ 43	121	$ 3,469	1,212	$ 28,564
Reinvestment of distributions	— (1)	1	— (1)	— (2)	34	949	—	—
Shares repurchased and cross class conversions	(—) (1)	(4)	—	—	(66)	(1,885)	(414)	(9,454)
Net Increase / (Decrease)	2	$ 24	4	$ 43	89	$ 2,533	798	$ 19,110
Class C
Shares sold and cross class conversions	—	$ —	3	$ 27	51	$ 1,384	69	$ 1,510
Reinvestment of distributions	— (1)	1	— (1)	— (2)	8	211	—	—
Shares repurchased and cross class conversions	—	—	(1)	(11)	(42)	(1,117)	(39)	(811)
Net Increase / (Decrease)	—	$ 1	2	$ 16	17	$ 478	30	$ 699
Class I
Shares sold and cross class conversions	10	$ 137	10	$ 100	448	$ 12,991	881	$ 20,118
Reinvestment of distributions	— (1)	6	— (1)	— (2)	38	1,089	— (1)	3
Shares repurchased and cross class conversions	—	—	—	—	(167)	(4,855)	(457)	(10,744)
Net Increase / (Decrease)	10	$ 143	10	$ 100	319	$ 9,225	424	$ 9,377
Class R6
Shares sold and cross class conversions	8	$ 113	61	$ 656	49	$ 1,464	1,167	$ 25,797
Reinvestment of distributions	8	107	— (1)	— (2)	82	2,400	1	33
Shares repurchased and cross class conversions	(—) (1)	(3)	(62)	(687)	(103)	(3,010)	(412)	(10,022)
Net Increase / (Decrease)	16	$ 217	(1)	$ (31)	28	$ 854	756	$ 15,808
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
	SGA New Leaders Growth Fund
	From Inception November 17, 2020 to March 31, 2021 (Unaudited)
	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	10	$ 103
Net Increase / (Decrease)	10	$ 103
Class C
Shares sold and cross class conversions	10	$ 103
Net Increase / (Decrease)	10	$ 103
Class I
Shares sold and cross class conversions	15	$ 155
Net Increase / (Decrease)	15	$ 155
Class R6
Shares sold and cross class conversions	492	$ 4,907
Shares repurchased and cross class conversions	(—) (1)	(—) (2)
Net Increase / (Decrease)	492	$ 4,907
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
Note 6. 10% Shareholders
As of March 31, 2021, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
KAR Global Quality Dividend Fund	15%	1
KAR Mid-Cap Core Fund	40	3
KAR Mid-Cap Growth Fund	36	3
KAR Small-Cap Core Fund	40	3
KAR Small-Cap Growth Fund	23	2
KAR Small-Cap Value Fund	58	2
KAR Small-Mid Cap Core Fund	54	3
KAR Small-Mid Cap Growth Fund	81	2 *
SGA Emerging Markets Growth Fund	69	3
SGA Global Growth Fund	30	2
SGA New Leaders Growth Fund	81	3
*	Includes affiliated shareholder account(s).
Note 7. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2021, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
KAR Capital Growth Fund	Information Technology	35%
KAR Capital Growth Fund	Consumer Discretionary	25
KAR Mid-Cap Core Fund	Industrials	31
KAR Mid-Cap Growth Fund	Information Technology	35
KAR Small-Cap Core Fund	Industrials	44
KAR Small-Cap Growth Fund	Information Technology	32
KAR Small-Cap Value Fund	Industrials	30
KAR Small-Mid Cap Core Fund	Information Technology	27
SGA Emerging Markets Growth Fund	Consumer Discretionary	30
SGA Global Growth Fund	Information Technology	30
SGA New Leaders Growth Fund	Information Technology	25
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. Certain Funds held securities considered to be restricted at March 31, 2021, as follows:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
KAR Mid-Cap Growth Fund	Security Scorecard, Inc. Series E	3/5/2021	$40,000	$40,000	1.2%
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 10, 2022. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended March, 31, 2021, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Funds had no borrowings at any time during the period ended March 31, 2021.
Note 11. Federal Income Tax Information
($ reported in thousands)
At March 31, 2021, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KAR Capital Growth Fund	$ 234,964	$ 515,611	$ (806)	$ 514,805
KAR Equity Income Fund	121,306	20,680	(655)	20,025
KAR Global Quality Dividend Fund	32,085	6,379	(557)	5,822
KAR Mid-Cap Core Fund	734,274	342,412	(47)	342,365
KAR Mid-Cap Growth Fund	2,298,885	983,596	(6,281)	977,315
KAR Small-Cap Core Fund	1,159,729	720,485	(10,521)	709,964
KAR Small-Cap Growth Fund	3,660,187	3,203,338	(23,088)	3,180,250
KAR Small-Cap Value Fund	835,282	535,974	(595)	535,379
KAR Small-Mid Cap Core Fund	790,494	187,491	(1,940)	185,551
KAR Small-Mid Cap Growth Fund	4,410	125	(208)	(83)
SGA Emerging Markets Growth Fund	5,157	1,647	(172)	1,475
SGA Global Growth Fund	110,685	46,680	(226)	46,454
SGA New Leaders Growth Fund	5,286	365	(186)	179
Certain Funds have capital loss carryovers available to offset future realized capital gains, if any, to the extent permitted by the Internal Revenue Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended September 30, 2020, the Funds’ capital loss carryovers were as follows:
	Short-Term	Long-Term
KAR Global Quality Dividend Fund	$ 286	$ 941
KAR Small-Cap Value Fund	1,206	9,109
KAR Small-Mid Cap Core Fund	72	35
Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2020, the following Funds deferred and recognized qualified late year losses as follows:
	Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized	Capital Loss Deferred	Capital Loss Recognized
KAR Capital Growth Fund	$ 3,025	$ (1,695)	$ —	$ —
KAR Equity Income Fund	—	—	—	(760)
KAR Global Quality Dividend Fund	4	(20)	2,783	(1,227)
KAR Mid-Cap Core Fund	456	—	—	—
KAR Mid-Cap Growth Fund	8,402	(2,143)	—	—
KAR Small-Cap Core Fund	—	(3,225)	—	—
KAR Small-Cap Growth Fund	30,785	(23,016)	—	(54,753)
KAR Small-Cap Value Fund	—	—	14,251	(10,315)
KAR Small-Mid Cap Core Fund	—	(11)	235	(69)
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS SGA EMERGING MARKETS GROWTH FUND AND VIRTUS SGA GLOBAL GROWTH FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”) with respect to Virtus KAR Capital Growth Fund, Virtus KAR Equity Income Fund, Virtus KAR Global Quality Dividend Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Mid-Cap Growth Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Growth Fund, Virtus KAR Small-Cap Value Fund and Virtus KAR Small-Mid Cap Core Fund; and among the Trust, VIA and Sustainable Growth Advisers LP (“SGA”) with respect to Virtus SGA Emerging Markets Growth Fund and Virtus SGA Global Growth Fund (each of KAR and SGA, a “Subadviser” and collectively, the “Subadvisers”). At virtual meetings held on November 3, 2020, and November 16-18, 2020 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. (The subadvisory agreement with KAR with respect to Virtus KAR Equity Income Fund was not due for renewal since it had been approved earlier in the year.) In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Funds they manage. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS SGA EMERGING MARKETS GROWTH FUND AND VIRTUS SGA GLOBAL GROWTH FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) summary and statutory prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and their respective portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2020.
Virtus KAR Capital Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods and outperformed its benchmark for the 1-year period. The Board also noted that the Fund underperformed its benchmark for the 3-, 5- and 10-year periods.
Virtus KAR Equity Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and that the Fund’s performance was equal to the median of its Performance Universe for the 10- year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS SGA EMERGING MARKETS GROWTH FUND AND VIRTUS SGA GLOBAL GROWTH FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus KAR Global Quality Dividend Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods and underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus KAR Mid-Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 5- and 10-year periods and underperformed the median of its Performance Universe for the 1- and 3-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus KAR Mid-Cap Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus KAR Small-Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus KAR Small-Cap Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus KAR Small-Cap Value Fund. The Board noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods and outperformed the median of its Performance Universe for the 1- and 5-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe for the 3- and 10-year periods.
Virtus KAR Small-Mid Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the year-to-date and 1-year periods.
Virtus SGA Emerging Markets Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the year-to-date and 1-year periods.
Virtus SGA Global Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
After reviewing these and related factors, the Board concluded that each Fund’s overall performance, reasons discussed for certain Fund’s underperformance, and/or actions taken to address underperformance, was satisfactory. With respect to Virtus KAR Global Quality Dividend Fund, the Board also considered that the Fund’s investment strategy had recently changed, so that the performance shown included that of a prior strategy.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee included advisory fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus KAR Capital Growth Fund. The Board considered that the Fund’s net management fee and net total expenses were each in the fourth quintile of the Expense Universe.
Virtus KAR Equity Income Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS SGA EMERGING MARKETS GROWTH FUND AND VIRTUS SGA GLOBAL GROWTH FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus KAR Global Quality Dividend Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus KAR Mid-Cap Core Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus KAR Mid-Cap Growth Fund. The Board considered that the Fund’s net management fee and net total expenses were each in the fourth quintile of the Expense Universe.
Virtus KAR Small-Cap Core Fund. The Board considered that the Fund’s net management fee and net total expenses were each in the fourth quintile of the Expense Universe.
Virtus KAR Small-Cap Growth Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses were in the fourth quintile of the Expense Universe.
Virtus KAR Small-Cap Value Fund. The Board considered that the Fund’s net management fee and net total expenses were each in the third quintile of the Expense Group.
Virtus KAR Small-Mid Cap Core Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus SGA Emerging Markets Growth Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus SGA Global Growth Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadvisers, the Board noted that, because the Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that expense caps were also in place for the Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current sizes of the Funds. The Board then concluded that no changes to the advisory fee structure of the Funds with

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS SGA EMERGING MARKETS GROWTH FUND AND VIRTUS SGA GLOBAL GROWTH FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current sizes of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fee to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR
VIRTUS KAR SMALL-MID CAP GROWTH FUND
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and the subadvisory agreement (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (the “Subadviser” or “KAR”) with respect to Virtus KAR Small-Mid Cap Growth Fund (the “Fund”). At a meeting held on November 18, 2020, in a virtual meeting format in light of public health concerns regarding the spread of COVID-19 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), authorized the appointment of VIA as adviser to the Fund and KAR as subadviser to the Fund, and considered and approved the establishment of the Agreements, as further discussed below.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether approval of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (b) information regarding performance of a composite of accounts managed in a similar manner as the Fund was expected to be managed; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s proposed advisory fee rates with those of a group of other funds with similar investment objectives; (d) historical profitability of VIA and its affiliates under similar agreements; (e) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Fund); (f) possible conflicts of interest; and (g) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the meeting information provided by VIA and the Subadviser, including completed questionnaires, concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund would be managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the oversight of the Fund’s investment program and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services expected to be provided by VIA and its affiliates to the Fund; (e) VIA’s expected supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA were expected to serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of its duties with respect to other Virtus Funds through Board meetings, discussions and reports, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures proposed to be established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services to be provided by the Subadviser, the Trustees received in advance of the Meeting information provided by the Subadviser, including the Subadviser’s Form ADV, as well as a presentation provided by portfolio management personnel of the Subadviser. With respect to the Subadvisory Agreement, the Board noted that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR
VIRTUS KAR SMALL-MID CAP GROWTH FUND
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectuses and statement of additional information. In considering approval of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Fund.
Investment Performance
Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. Investment performance was therefore not a material factor in the Board’s approval of the Agreements. However, the Board reviewed and was satisfied with the comparative performance of representative accounts managed by the Subadviser in a manner similar to the Fund’s proposed investment strategies.
Management Fees and Total Expenses
The Board considered the fees proposed to be charged to the Fund for advisory services as well as the expected total expense levels of the Fund. Among other data provided, the Board noted that the proposed management fee and total expenses for the Fund were within the range of other funds deemed to be comparable to the Fund by management. The Board noted that the Fund was expected to have an expense cap in place to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fee for the Fund would be paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee expected to be retained by VIA after payment of the subadvisory fee. The Board also took into account the expected size of the Fund and the impact on expenses.
The Board concluded that the proposed advisory and subadvisory fees for the Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Projected Profitability
The Board also considered certain information relating to profitability for its services to other Virtus Funds that had been provided by VIA, as a proxy for evaluating the projected profitability to VIA and its affiliates for their services to the Fund. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of Virtus Funds, as well as its profits and those of its affiliates for managing and providing other services to the Virtus Funds, such as distribution, transfer agency and administrative services provided to the Virtus Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Virtus Funds. The Board reviewed the methodology used to allocate costs to each Virtus Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Virtus Funds was reasonable in light of the quality of the services rendered to the Virtus Funds by VIA and its affiliates.
In considering the projected profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement would be paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders would not be directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the projected profitability to the Subadviser and its affiliates from their relationships with the Fund was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VIA should be expected to realize economies of scale as the Fund’s assets grow. The Board noted that expense caps were expected to be implemented for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the expected size of the Fund. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to be materially higher than anticipated, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR
VIRTUS KAR SMALL-MID CAP GROWTH FUND
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the expected size of the Fund to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of the Adviser, serves as the distributor for the Trust, and, as such, was expected to receive payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Fund’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there were no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fees to be earned under the Agreements, although there may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
R. Keith Walton
Brian T. Zino
Advisory Board Members
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8029	05-21

SEMIANNUAL REPORT
VIRTUS EQUITY TRUST

March 31, 2021
Virtus Tactical Allocation Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Tactical Allocation Fund
(“Tactical Allocation Fund”)
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Tactical Allocation Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2021.
Monetary support and fiscal stimulus drove strong returns for global markets during the period as optimism about vaccinations increased and economic indicators improved. For the six months, U.S. small-cap stocks, which gained 48.06% as measured by the Russell 2000® Index, strongly outperformed large-capitalization stocks, which returned 19.07%, as measured by the S&P 500® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 20.08%, and emerging markets, as measured by the MSCI Emerging Markets Index (net), gained 22.43%.
In fixed income markets, the yield on the 10-year Treasury rose sharply to 1.74% on March 31, 2021, from 0.69% on September 30, 2020, based on inflation fears. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, was down 2.73% for the six-month period, but non-investment grade bonds, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, were up 7.36%.
On behalf of the Virtus Funds and our investment managers, I thank you for entrusting us with your assets. To learn more about the other investment strategies we offer, please visit Virtus.com. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2021
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.
1

TACTICAL ALLOCATION FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2020 TO March 31, 2021
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Tactical Allocation Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,088.10	1.00%	$ 5.21
Class C	1,000.00	1,083.90	1.75	9.09
Class I	1,000.00	1,089.40	0.77	4.01
Class R6**	1,000.00	1,054.00	0.60	2.73

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	October 21, 2020, is the date the Class started accruing expenses. Expenses are equal to the Class’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (162) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
2

TACTICAL ALLOCATION FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2020 TO March 31, 2021
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,019.95	1.00%	$ 5.04
Class C	1,000.00	1,016.21	1.75	8.80
Class I	1,000.00	1,021.09	0.77	3.88
Class R6	1,000.00	1,019.53	0.60	2.69

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

TACTICAL ALLOCATION FUND
KEY INVESTMENT TERMS (Unaudited)
March 31, 2021
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Build America Municipal Insured (“BAM”)
Build America Municipal Insured Bonds are municipal bonds insured against default by Build America Mutual, a Financial Guaranty insurance company.
Crest Depository Interest (“CDI”)
A Crest Depository Interest is a UK financial security that represents a stock traded on a stock exchange outside the UK. CDIs are issued by CREST, and one CDI is the equivalent of one share of an eligible foreign stock.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., the Fed is responsible for controlling money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Global Depositary Receipt (GDR)
A certificate issued by a bank that represents shares in a foreign stock on two or more global markets.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Morgan Stanley Structured Asset Security (“MASTR”)
A flexible and evolving segment of the capital markets, structured investments typically combine a debt security or certificate of deposit (CD) with exposure to other underlying asset classes (such as equities, commodities, currencies or interest rates) to create a way for investors to express a market view (bullish, bearish or market neutral), complement an investment objective (conservative, moderate or aggressive), hedge an existing position or gain exposure to a variety of underlying asset classes.
4

TACTICAL ALLOCATION FUND
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2021
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
5

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
Asset Allocation
The following table presents the asset allocation within certain sectors as a percentage of total investments as of March 31, 2021.
Common Stocks		66%
Information Technology	19%
Consumer Discretionary	14
Communication Services	11
All other Common Stocks	22
Corporate Bonds and Notes		11
Financials	3
Information Technology	1
Energy	1
All other Corporate Bonds and Notes	6
Mortgage-Backed Securities		8
U.S. Government Securities		4
Asset-Backed Securities		3
Leveraged Loans		3
Short-Term Investment		2
Other (includes securities lending collateral)		3
Total		100%
	Par Value	Value
U.S. Government Securities—3.7%
U.S. Treasury Bonds
3.000%, 8/15/48	$10,430	$ 11,704
2.000%, 2/15/50	2,045	1,870
1.375%, 8/15/50	12,745	9,945
1.875%, 2/15/51	1,505	1,336
U.S. Treasury Notes
0.250%, 11/15/23	4,645	4,643
0.250%, 5/31/25	1,610	1,579
2.875%, 8/15/28	475	523
1.500%, 2/15/30	3,225	3,185
Total U.S. Government Securities (Identified Cost $35,978)		34,785
	Par Value	Value

Municipal Bonds—0.4%
California—0.1%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	$ 510	$ 500
University of California, Series B-A, Taxable 4.428%, 5/15/48	380	412
		912

See Notes to Financial Statements
6

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Idaho—0.0%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	$ 450	$ 519
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	70	72
Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	530	518
State of Texas, General Obligation Taxable 3.211%, 4/1/44	180	188
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	585	560
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	160	191
		1,457

Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	640	666
Total Municipal Bonds (Identified Cost $3,542)		3,626
	Par Value	Value

Foreign Government Securities—0.6%
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(1)	$ 540	$ 583
Federative Republic of Brazil 3.875%, 6/12/30	590	572
Oman Government International Bond 144A 7.375%, 10/28/32(2)	580	643
Republic of South Africa International Bond 4.850%, 9/27/27	620	640
Republic of Turkey 5.875%, 6/26/31	1,125	1,015
Republic of Venezuela
9.375%, 1/13/34(3)	130	13
RegS 8.250%, 10/13/24(1)(3)	40	4
RegS 7.650%, 4/21/25(1)(3)	320	32
Saudi Arabia Government International Bond 144A 3.250%, 10/22/30(2)	485	511
State of Qatar 144A 4.400%, 4/16/50(2)	615	714
United Mexican States 2.659%, 5/24/31	645	608
Total Foreign Government Securities (Identified Cost $5,997)		5,335

See Notes to Financial Statements
7

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Mortgage-Backed Securities—8.2%
Agency—0.5%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	$ 77	$ 90
Pool #A62213 6.000%, 6/1/37	120	143
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	21	25
Pool #735061 6.000%, 11/1/34	155	185
Pool #880117 5.500%, 4/1/36	4	4
Pool #938574 5.500%, 9/1/36	93	109
Pool #310041 6.500%, 5/1/37	130	155
Pool #909092 6.000%, 9/1/37	8	9
Pool #972569 5.000%, 3/1/38	90	101
Pool #909175 5.500%, 4/1/38	77	90
Pool #929625 5.500%, 6/1/38	92	108
Pool #909220 6.000%, 8/1/38	63	74
Pool #CA4128 3.000%, 9/1/49	503	525
Pool #CA4978 3.000%, 1/1/50	542	566
Pool #MA3905 3.000%, 1/1/50	2,325	2,424
		4,608

Non-Agency—7.7%
ACRES Commercial Realty Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 1.258%, 3/15/35(2)(4)	410	410
	Par Value	Value

Non-Agency—continued
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(2)(4)	$ 743	$ 737
2019-D, A1 144A 2.956%, 9/25/65(2)(4)	648	655
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(2)	1,050	1,126
2015-SFR1, A 144A 3.467%, 4/17/52(2)	958	1,025
2015-SFR2, C 144A 4.691%, 10/17/52(2)	335	362
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(2)	530	532
2020-SFR2, C 144A 2.533%, 7/17/37(2)	400	408
2020-SFR2, D 144A 3.282%, 7/17/37(2)	770	794
Angel Oak Mortgage Trust LLC
2019-3, A1 144A 2.930%, 5/25/59(2)(4)	272	273
2020-4, A1 144A 1.469%, 6/25/65(2)(4)	1,374	1,379
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(2)(4)	1,004	1,005
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(2)(4)	1,988	1,997
2019-1, A1 144A 3.805%, 1/25/49(2)(4)	148	152
2019-2, A1 144A 3.347%, 4/25/49(2)(4)	2,274	2,322
Banc of America Funding Trust
2004-B, 2A1 2.673%, 11/20/34(4)	59	64
2005-1, 1A1 5.500%, 2/25/35	138	142
See Notes to Financial Statements
8

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(2)	$ 510	$ 533
2017-SPL5, B1 144A 4.000%, 6/28/57(2)(4)	100	105
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(4)	245	256
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 0.828%, 3/15/37(2)(4)	800	792
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%) 144A 1.356%, 2/15/29(2)(4)	920	920
BRAVO Residential Funding Trust 2021-A, A1 144A 1.991%, 1/25/24(2)(4)(5)	451	451
BX Commercial Mortgage Trust 2020-BXLP, D (1 month LIBOR + 1.250%) 144A 1.356%, 12/15/36(2)(4)	454	454
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(2)(4)	1,379	1,432
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(2)	1,340	1,335
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	406	409
	Par Value	Value

Non-Agency—continued
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.273%, 5/25/34(4)	$ 151	$ 152
Citigroup Commercial Mortgage Trust 2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.026%, 12/15/36(2)(4)	675	675
Citigroup Mortgage Loan Trust, Inc.
2015-A, A1 144A 3.500%, 6/25/58(2)(4)	10	10
2018-RP1, A1 144A 3.000%, 9/25/64(2)(4)	723	745
COLT Mortgage Loan Trust Funding LLC 2020-1, A1 144A 2.488%, 2/25/50(2)(4)	327	330
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(2)(4)	200	199
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(2)	490	489
CoreVest American Finance Trust
2020-4, A 144A 1.174%, 12/15/52(2)	612	603
2018-2, A 144A 4.026%, 11/15/52(2)	513	548
2019-3, C 144A 3.265%, 10/15/52(2)	295	299
2020-1, A1 144A 1.832%, 3/15/50(2)	555	564
2020-3, A 144A 1.358%, 8/15/53(2)	819	808
See Notes to Financial Statements
9

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.086%, 5/15/36(2)(4)	$ 530	$ 530
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.762%, 4/25/44(2)(4)	18	18
2020-RPL4, A1 144A 2.000%, 1/25/60(2)(4)	469	482
2020-NQM1, A1 144A 1.208%, 5/25/65(2)(4)	250	251
2021-NQM2, A1 144A 1.179%, 2/25/66(2)(4)	770	770
CSMC Trust 2017-RPL1, A1 144A 2.750%, 7/25/57(2)(4)	694	720
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(2)(4)	10	10
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(2)(4)	116	119
FirstKey Homes Trust 2020-SFR2, B 144A 1.567%, 10/19/37(2)	645	642
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(2)(4)	246	248
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(2)(4)	71	72
2018-1, A23 144A 3.500%, 11/25/57(2)(4)	90	92
2018-2, A41 144A 4.500%, 10/25/58(2)(4)	132	133
2019-H1, A1 144A 2.657%, 10/25/59(2)(4)	116	118
2020-H1, A1 144A 2.310%, 1/25/60(2)(4)	456	464
	Par Value	Value

Non-Agency—continued
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(2)(4)	$ 186	$ 187
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%) 144A 0.906%, 2/15/38(2)(4)	1,080	1,080
GS Mortgage Securities Trust
2012-ALOH, A 144A 3.551%, 4/10/34(2)	187	190
2020-GC45, AS 3.173%, 2/13/53(4)	565	598
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(2)(4)	601	611
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(2)	500	501
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(2)	616	602
Homeward Opportunities Fund I Trust
2018-2, A1 144A 3.985%, 11/25/58(2)(4)	2,262	2,301
2019-1, A1 144A 3.454%, 1/25/59(2)(4)	265	268
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	100	103
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(2)(4)	39	40
2014-1, 2A12 144A 3.500%, 1/25/44(2)(4)	39	39
See Notes to Financial Statements
10

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2016-SH1, M2 144A 3.750%, 4/25/45(2)(4)	$ 223	$ 227
2016-SH2, M2 144A 3.750%, 12/25/45(2)(4)	411	426
2017-1, A2 144A 3.500%, 1/25/47(2)(4)	254	257
2017-3, 2A2 144A 2.500%, 8/25/47(2)(4)	95	96
2017-5, A1 144A 3.115%, 10/26/48(2)(4)	356	366
2017-4, A3 144A 3.500%, 11/25/48(2)(4)	731	742
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%) 144A 1.106%, 12/15/37(2)(4)	870	869
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 0.906%, 5/15/36(2)(4)	565	565
LHOME Mortgage Trust
2019-RTL1, A1 144A 4.580%, 10/25/23(2)(4)	407	409
2021-RTL1, A1 144A 2.090%, 9/25/26(2)(4)	480	480
MASTR Alternative Loan Trust 2005-2, 2A1 6.000%, 1/25/35	51	53
Mello Warehouse Securitization Trust
2019-1, C (1 month LIBOR + 1.200%) 144A 1.309%, 6/25/52(2)(4)	340	340
2021-1, C (1 month LIBOR + 1.100%) 144A 1.209%, 2/25/55(2)(4)	400	400
MetLife Securitization Trust
2017-1A, M1 144A 3.553%, 4/25/55(2)(4)	860	901
2019-1A, A1A 144A 3.750%, 4/25/58(2)(4)	401	417
	Par Value	Value

Non-Agency—continued
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(4)	$ 395	$ 417
2019-1, M2 144A 3.500%, 10/25/69(2)(4)	509	534
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS 4.266%, 11/15/46	275	294
2015-C22, AS 3.561%, 4/15/48	835	890
New Residential Mortgage Loan Trust
2016-4A, B1A 144A 4.500%, 11/25/56(2)(4)	376	414
2017-2A, A3 144A 4.000%, 3/25/57(2)(4)	127	135
2014-1A, A 144A 3.750%, 1/25/54(2)(4)	252	267
2015-2A, A1 144A 3.750%, 8/25/55(2)(4)	165	175
2016-1A, A1 144A 3.750%, 3/25/56(2)(4)	81	86
2016-4A, A1 144A 3.750%, 11/25/56(2)(4)	59	63
2019-NQM4, A1 144A 2.492%, 9/25/59(2)(4)	196	199
2020-1A, A1B 144A 3.500%, 10/25/59(2)(4)	428	452
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 1.834%, 3/25/35(4)	96	97
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(2)(4)	229	237
2018-EXP2, 1A1 144A 4.000%, 7/25/58(2)(4)	303	306
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(2)(4)	582	583
See Notes to Financial Statements
11

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-2, A1 144A 3.671%, 8/25/25(2)(4)	$ 193	$ 196
2020-3, A1 144A 2.857%, 9/25/25(2)(4)	1,068	1,075
2020-6, A1 144A 2.363%, 11/25/25(2)(4)	1,093	1,096
2021-2, A1 144A 2.115%, 3/25/26(2)(4)(5)	1,080	1,080
Pretium Mortgage Credit Partners I LLC
2020-NPL3, A1 144A 3.105%, 6/27/60(2)(4)	986	996
2021-NPL1, A1 144A 2.240%, 9/27/60(2)(4)(6)	525	525
Progress Residential Trust
2021-SFR2, D 144A 2.197%, 4/19/38(2)	750	749
2018-SFR2, B 144A 3.841%, 8/17/35(2)	475	477
2019-SFR2, A 144A 3.147%, 5/17/36(2)	387	396
2019-SFR3, B 144A 2.571%, 9/17/36(2)	460	465
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(4)	483	488
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(2)(4)	718	732
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(2)(4)	548	551
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(2)(4)	371	378
Sequoia Mortgage Trust 2013-8, B1 3.511%, 6/25/43(4)	138	142
Starwood Mortgage Residential Trust
2019-IMC1, A1 144A 3.468%, 2/25/49(2)(4)	366	366
2020-2, A1 144A 2.718%, 4/25/60(2)(4)	464	472
	Par Value	Value

Non-Agency—continued
2020-3, A1 144A 1.486%, 4/25/65(2)(4)	$ 395	$ 399
Towd Point Mortgage Trust
2016-4, B1 144A 3.848%, 7/25/56(2)(4)	585	626
2015-3, A1B 144A 3.000%, 3/25/54(2)(4)	1	1
2016-1, M1 144A 3.500%, 2/25/55(2)(4)	160	168
2015-5, A2 144A 3.500%, 5/25/55(2)(4)	580	592
2016-3, M1 144A 3.500%, 4/25/56(2)(4)	1,080	1,137
2017-4, A2 144A 3.000%, 6/25/57(2)(4)	670	703
2018-SJ1, A1 144A 4.000%, 10/25/58(2)(4)	22	22
2019-1, A1 144A 3.735%, 3/25/58(2)(4)	645	683
2018-6, A1B 144A 3.750%, 3/25/58(2)(4)	420	451
2018-6, A2 144A 3.750%, 3/25/58(2)(4)	1,270	1,363
2020-MH1, A2 144A 2.500%, 2/25/60(2)(4)	1,115	1,121
2019-2, A2 144A 3.750%, 12/25/58(2)(4)	500	538
2015-2, 1M1 144A 3.250%, 11/25/60(2)(4)	585	604
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.009%, 4/25/48(2)(4)	504	505
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(2)	435	450
2020-SFR2, D 144A 2.281%, 11/17/39(2)	640	621
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(2)(4)	510	487
VCAT LLC
2020-NPL1, A1 144A 3.671%, 8/25/50(2)(4)	184	185
See Notes to Financial Statements
12

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2021-NPL1, A2 144A 4.826%, 12/26/50(2)(4)	$ 620	$ 619
2021-NPL2, A1 144A 2.115%, 3/27/51(2)(4)	450	450
Vericrest Opportunity Loan Trust 2020-NPL2, A1A 144A 2.981%, 2/25/50(2)(4)	262	263
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(2)(4)	743	743
Verus Securitization Trust
2019-INV1, A1 144A 3.402%, 12/25/59(2)(4)	200	202
2019-INV2, A1 144A 2.913%, 7/25/59(2)(4)	334	341
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(2)	417	419
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	265	281
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(4)	235	240
		72,776

Total Mortgage-Backed Securities (Identified Cost $76,588)		77,384

Asset-Backed Securities—3.3%
Automobiles—2.0%
ACC Trust 2019-1, A 144A 3.750%, 5/20/22(2)	52	53
	Par Value	Value

Automobiles—continued
American Credit Acceptance Receivables Trust
2018-4, C 144A 3.970%, 1/13/25(2)	$ 272	$ 274
2019-2, C 144A 3.170%, 6/12/25(2)	565	572
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	1,245	1,248
Avis Budget Rental Car Funding LLC (AESOP) 2016-1A, A 144A 2.990%, 6/20/22(2)	450	452
Capital Auto Receivables Asset Trust
2017-1, C 144A 2.700%, 9/20/22(2)	430	433
2017-1, D 144A 3.150%, 2/20/25(2)	135	136
Carvana Auto Receivables Trust
2019-1A, E 144A 5.640%, 1/15/26(2)	1,010	1,075
2019-3A, D 144A 3.040%, 4/15/25(2)	575	596
2020-P1, B 0.920%, 11/9/26	775	764
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(2)	545	561
CPS Auto Receivables Trust 2020-C, C 144A 1.710%, 8/17/26(2)	540	550
Credit Acceptance Auto Loan Trust 2020-3A, B 144A 1.770%, 12/17/29(2)	540	549
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	580	592
See Notes to Financial Statements
13

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
DT Auto Owner Trust 2019-2A, B 144A 2.990%, 4/17/23(2)	$ 391	$ 393
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(2)	160	166
2019-1A, D 144A 4.130%, 12/16/24(2)	155	161
2019-2A, C 144A 3.300%, 3/15/24(2)	570	579
2019-4A, C 144A 2.440%, 9/16/24(2)	690	701
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(2)	540	551
2020-4, C 144A 1.280%, 2/16/27(2)	965	970
Foursight Capital Automobile Receivables Trust 2019-1, E 144A 4.300%, 9/15/25(2)	745	784
GLS Auto Receivables Issuer Trust
2019-4A, C 144A 3.060%, 8/15/25(2)	745	775
2020-4A, C 144A 1.140%, 11/17/25(2)	930	934
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(2)	37	37
2018-1A, B 144A 3.520%, 8/15/23(2)	130	132
2018-3A, C 144A 4.180%, 7/15/24(2)	640	663
Hertz Vehicle Financing II LP
2016-4A, A 144A 2.650%, 7/25/22(2)	93	93
	Par Value	Value

Automobiles—continued
2019-1A, A 144A 3.710%, 3/25/23(2)	$ 89	$ 89
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(2)	355	361
Oscar US Funding XII LLC 2021-1A, A4 144A 1.000%, 4/10/28(2)	550	547
Santander Drive Auto Receivables Trust 2020-4, C 1.010%, 1/15/26	1,390	1,395
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(2)	575	590
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(2)	565	571
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(2)	585	591
		18,938

Credit Card—0.2%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(2)	645	652
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(2)	625	628
See Notes to Financial Statements
14

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Credit Card—continued
Genesis Sales Finance Master Trust 2020-AA, A 144A 1.650%, 9/22/25(2)	$ 775	$ 780
		2,060

Other—1.1%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(2)	48	50
2019-A, C 144A 4.010%, 7/16/40(2)	720	761
2020-AA, B 144A 2.790%, 7/17/46(2)	755	770
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	537	548
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(2)	407	408
Consumer Loan Underlying Bond Credit Trust 2019-P1, B 144A 3.280%, 7/15/26(2)	695	704
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(2)	97	99
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(2)	689	701
2021-1A, A 144A 1.270%, 5/15/41(2)	750	746
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	570	603
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(2)	160	163
	Par Value	Value

Other—continued
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(2)	$ 555	$ 563
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(2)	361	367
MVW Owner Trust 2016-1A, A 144A 2.250%, 12/20/33(2)	107	109
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(2)	244	245
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(2)	210	212
2020-1A, A 144A 1.710%, 2/20/25(2)	512	516
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(2)	454	455
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(2)	383	397
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(2)	101	101
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	359	367
Westgate Resorts LLC 2020-1A, A 144A 2.713%, 3/20/34(2)	678	692
		9,577

Total Asset-Backed Securities (Identified Cost $30,218)		30,575

See Notes to Financial Statements
15

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Corporate Bonds and Notes—11.5%
Communication Services—0.7%
Cable Onda S.A. 144A 4.500%, 1/30/30(2)	$ 460	$ 488
CCO Holdings LLC 144A 4.750%, 3/1/30(2)	290	300
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(2)	470	508
Diamond Sports Group LLC
144A 5.375%, 8/15/26(2)	255	184
144A 6.625%, 8/15/27(2)	140	73
DISH DBS Corp.
5.000%, 3/15/23	300	313
7.750%, 7/1/26	60	66
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(2)	650	657
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(2)	80	81
Meredith Corp. 6.875%, 2/1/26	266	274
Radiate Holdco LLC 144A 4.500%, 9/15/26(2)	150	152
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(2)	600	642
Telesat Canada 144A 6.500%, 10/15/27(2)	305	306
T-Mobile USA, Inc. 144A 3.875%, 4/15/30(2)	865	939
TripAdvisor, Inc. 144A 7.000%, 7/15/25(2)	445	481
Univision Communications, Inc. 144A 6.625%, 6/1/27(2)	430	459
Verizon Communications, Inc. 2.550%, 3/21/31	419	419
	Par Value	Value

Communication Services—continued
Virgin Media Finance plc 144A 5.000%, 7/15/30(2)	$ 620	$ 619
		6,961

Consumer Discretionary—0.9%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(7)	445	462
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(2)	590	590
Aramark Services, Inc. 144A 6.375%, 5/1/25(2)	290	307
Block Financial LLC 3.875%, 8/15/30	735	758
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(2)	145	155
Crocs, Inc. 144A 4.250%, 3/15/29(2)	485	473
FirstCash, Inc. 144A 4.625%, 9/1/28(2)	180	184
Ford Motor Co. 9.000%, 4/22/25	652	790
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	385	367
Hanesbrands, Inc. 144A 5.375%, 5/15/25(2)	560	593
M/I Homes, Inc. 4.950%, 2/1/28	435	450
Marriott International, Inc. 2.850%, 4/15/31	82	80
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	335	338
Nissan Motor Co. Ltd. 144A 4.810%, 9/17/30(2)	605	664
See Notes to Financial Statements
16

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
PulteGroup, Inc. 6.375%, 5/15/33	$ 280	$ 356
QVC, Inc. 4.375%, 3/15/23	440	461
Scientific Games International, Inc.
144A 5.000%, 10/15/25(2)	370	383
144A 8.250%, 3/15/26(2)	210	225
144A 7.000%, 5/15/28(2)	80	85
Tenneco, Inc. 144A 5.125%, 4/15/29(2)	540	533
Under Armour, Inc. 3.250%, 6/15/26	340	340
		8,594

Consumer Staples—0.4%
Albertsons Cos., Inc.
144A 3.250%, 3/15/26(2)	310	309
144A 4.625%, 1/15/27(2)	455	472
144A 3.500%, 3/15/29(2)	60	57
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	520	579
4.750%, 1/23/29	130	152
Bacardi Ltd. 144A 4.700%, 5/15/28(2)	520	595
BAT Capital Corp. 4.906%, 4/2/30	705	805
Post Holdings, Inc. 144A 4.500%, 9/15/31(2)	370	366
Vector Group Ltd. 144A 5.750%, 2/1/29(2)	145	149
		3,484

Energy—1.1%
Aker BP ASA 144A 2.875%, 1/15/26(2)	770	795
	Par Value	Value

Energy—continued
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	$ 460	$ 428
Boardwalk Pipelines LP 4.950%, 12/15/24	550	616
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(2)	235	244
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(2)	460	479
CrownRock LP 144A 5.625%, 10/15/25(2)	345	352
EQM Midstream Partners LP
144A 6.000%, 7/1/25(2)	55	59
144A 6.500%, 7/1/27(2)	65	71
144A 4.500%, 1/15/29(2)	155	151
144A 4.750%, 1/15/31(2)	140	136
HollyFrontier Corp. 5.875%, 4/1/26	630	714
Indigo Natural Resources LLC 144A 5.375%, 2/1/29(2)	230	227
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	885	1,212
Occidental Petroleum Corp. 5.500%, 12/1/25	15	16
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (2)(5)(6)	25	— (8)
Parsley Energy LLC 144A 4.125%, 2/15/28(2)	330	349
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	350	348
See Notes to Financial Statements
17

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Pertamina Persero PT 144A 6.450%, 5/30/44(2)	$ 980	$ 1,212
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(3)	255	11
Petroleos Mexicanos
6.500%, 3/13/27	350	366
7.690%, 1/23/50	560	518
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	530	567
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	425	441
4.200%, 3/15/28	210	230
Targa Resources Partners LP 5.875%, 4/15/26	430	450
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(2)	98	86
		10,078

Financials—3.7%
AerCap Ireland Capital DAC 3.650%, 7/21/27	390	409
Allstate Corp. (The) Series B 5.750%, 8/15/53	565	597
Ares Finance Co. LLC 144A 4.000%, 10/8/24(2)	705	751
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	745	771
Athene Global Funding 144A 2.450%, 8/20/27(2)	775	784
Bank of America Corp.
3.004%, 12/20/23	275	286
4.200%, 8/26/24	1,187	1,309
(3 month LIBOR + 0.770%) 0.965%, 2/5/26(4)	640	643
	Par Value	Value

Financials—continued
Bank of New York Mellon Corp. (The) Series G 4.700% (5)	$ 710	$ 769
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	540	556
Brighthouse Financial, Inc.
3.700%, 6/22/27	111	117
5.625%, 5/15/30	503	589
Brightsphere Investment Group, Inc. 4.800%, 7/27/26(7)	570	617
Brookfield Finance, Inc. 4.250%, 6/2/26	1,045	1,177
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(2)	200	205
Capital One Financial Corp.
4.200%, 10/29/25	300	332
3.750%, 7/28/26	585	636
Charles Schwab Corp. (The) Series H 4.000% (5)	775	762
Citadel LP 144A 4.875%, 1/15/27(2)	565	599
Citigroup, Inc.
3.200%, 10/21/26	525	564
(3 month LIBOR + 1.250%) 1.452%, 7/1/26(4)	1,200	1,229
Corporate Office Properties LP 2.750%, 4/15/31	680	658
Discover Bank 4.682%, 8/9/28	1,435	1,531
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	770	790
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	585	650
See Notes to Financial Statements
18

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Goldman Sachs Group, Inc. (The) (3 month LIBOR + 1.170%) 1.364%, 5/15/26(4)	$ 685	$ 694
ICAHN Enterprises LP 6.250%, 5/15/26	710	744
Jefferies Group LLC 4.850%, 1/15/27	340	391
JPMorgan Chase & Co. 2.956%, 5/13/31	1,410	1,436
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	500	493
Liberty Mutual Group, Inc. 144A 4.569%, 2/1/29(2)	627	727
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.264%, 4/20/67(4)	615	507
MetLife, Inc. Series G 3.850% (5)	695	718
Morgan Stanley
3.125%, 7/27/26	1,080	1,162
6.375%, 7/24/42	580	846
OneMain Finance Corp.
6.875%, 3/15/25	330	375
7.125%, 3/15/26	135	156
Prudential Financial, Inc.
5.875%, 9/15/42	285	301
5.625%, 6/15/43	720	772
Santander Holdings USA, Inc.
3.700%, 3/28/22	359	369
4.400%, 7/13/27	190	211
Societe Generale S.A. 144A 4.750%, 11/24/25(2)	535	594
SVB Financial Group 4.100% (5)	815	817
Synovus Financial Corp. 5.900%, 2/7/29	300	324
Toronto-Dominion Bank (The) 3.625%, 9/15/31	725	795
	Par Value	Value

Financials—continued
UBS AG 7.625%, 8/17/22	$ 1,430	$ 1,559
Voya Financial, Inc. 5.650%, 5/15/53	575	615
Wells Fargo & Co.
3.900% (5)	1,155	1,166
2.393%, 6/2/28	1,310	1,343
Zions Bancorp NA 3.250%, 10/29/29	405	410
		34,856

Health Care—0.7%
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	22	23
Anthem, Inc. 2.875%, 9/15/29	565	587
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(2)	200	215
Centene Corp.
4.625%, 12/15/29	220	238
2.500%, 3/1/31	555	530
DaVita, Inc. 144A 4.625%, 6/1/30(2)	565	576
HCA, Inc. 5.250%, 6/15/49	415	508
Illumina, Inc. 2.550%, 3/23/31	370	367
Jaguar Holding Co. II 144A 5.000%, 6/15/28(2)	285	297
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(2)	305	299
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)	215	228
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(2)	15	15
Tenet Healthcare Corp.
144A 5.125%, 11/1/27(2)	352	368
See Notes to Financial Statements
19

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
144A 7.500%, 4/1/25(2)	$ 50	$ 54
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	515	492
Universal Health Services, Inc. 144A 2.650%, 10/15/30(2)	790	763
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	670	738
		6,298

Industrials—0.7%
American Airlines, Inc. 144A 5.750%, 4/20/29(2)	45	48
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	905	943
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	560	576
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(2)	565	591
Boeing Co. (The) 5.150%, 5/1/30	415	478
BWX Technologies, Inc. 144A 4.125%, 4/15/29(2)	210	213
Dycom Industries, Inc. 144A 4.500%, 4/15/29(2)	230	231
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(2)	35	37
GFL Environmental, Inc. 144A 3.750%, 8/1/25(2)	460	467
Howmet Aerospace, Inc. 6.875%, 5/1/25	600	695
	Par Value	Value

Industrials—continued
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(2)	$ 440	$ 586
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(2)	595	629
Stanley Black & Decker, Inc. 4.000%, 3/15/60	580	613
TransDigm, Inc. 5.500%, 11/15/27	450	466
		6,573

Information Technology—1.1%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(2)	15	16
Broadcom, Inc.
4.150%, 11/15/30	750	809
144A 2.450%, 2/15/31(2)	388	366
Citrix Systems, Inc. 3.300%, 3/1/30	975	1,003
Dell International LLC 144A 8.100%, 7/15/36(2)	210	308
Flex Ltd. 3.750%, 2/1/26	555	595
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	675	770
HP, Inc. 3.400%, 6/17/30	835	872
Leidos, Inc. 144A 2.300%, 2/15/31(2)	800	755
Microchip Technology, Inc. 144A 4.250%, 9/1/25(2)	580	606
Motorola Solutions, Inc.
4.600%, 2/23/28	517	588
4.600%, 5/23/29	265	301
NCR Corp. 144A 5.125%, 4/15/29(2)	350	353
See Notes to Financial Statements
20

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Oracle Corp. 2.875%, 3/25/31	$ 715	$ 728
Science Applications International Corp. 144A 4.875%, 4/1/28(2)	580	600
Seagate HDD Cayman 144A 3.375%, 7/15/31(2)	315	303
SK Hynix, Inc. 144A 1.500%, 1/19/26(2)	465	458
Vontier Corp. 144A 2.950%, 4/1/31(2)	643	627
Xerox Holdings Corp. 144A 5.500%, 8/15/28(2)	455	471
		10,529

Materials—0.9%
Ardagh Metal Packaging Finance USA LLC 144A 4.000%, 9/1/29(2)	200	200
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(2)	610	625
Avient Corp. 144A 5.750%, 5/15/25(2)	565	600
Chemours Co. (The) 144A 5.750%, 11/15/28(2)	430	453
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(2)	570	620
Commercial Metals Co. 3.875%, 2/15/31	300	294
Freeport-McMoRan, Inc. 5.450%, 3/15/43	475	571
Glencore Funding LLC 144A 1.625%, 9/1/25(2)	765	765
	Par Value	Value

Materials—continued
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(2)	$ 870	$ 927
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(2)	490	477
Nutrition & Biosciences, Inc. 144A 2.300%, 11/1/30(2)	635	616
Olin Corp. 5.625%, 8/1/29	630	679
Resolute Forest Products, Inc. 144A 4.875%, 3/1/26(2)	485	486
Syngenta Finance N.V. 144A 4.441%, 4/24/23(2)	200	210
Teck Resources Ltd. 6.125%, 10/1/35	540	662
		8,185

Real Estate—0.8%
American Assets Trust LP 3.375%, 2/1/31	910	894
EPR Properties 4.750%, 12/15/26	865	909
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(2)	460	487
GLP Capital LP 5.750%, 6/1/28	655	756
Iron Mountain, Inc. 144A 4.875%, 9/15/29(2)	595	602
iStar, Inc. 4.250%, 8/1/25	445	448
MPT Operating Partnership LP
5.000%, 10/15/27	240	252
4.625%, 8/1/29	140	147
3.500%, 3/15/31	525	515
See Notes to Financial Statements
21

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Real Estate—continued
Office Properties Income Trust 4.500%, 2/1/25	$ 555	$ 584
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	512
Retail Properties of America, Inc. 4.750%, 9/15/30	780	826
Service Properties Trust 4.950%, 2/15/27	640	633
		7,565

Utilities—0.5%
American Electric Power Co., Inc. 2.300%, 3/1/30	830	810
DPL, Inc. 4.350%, 4/15/29	402	432
Edison International 4.125%, 3/15/28	725	778
Exelon Corp. 3.497%, 6/1/22	435	449
FirstEnergy Transmission LLC 144A 2.866%, 9/15/28(2)	392	395
National Fuel Gas Co. 2.950%, 3/1/31	245	236
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(2)	210	225
Southern Power Co. 4.150%, 12/1/25	585	651
Talen Energy Supply LLC 144A 6.625%, 1/15/28(2)	310	310
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(2)	330	356
		4,642

Total Corporate Bonds and Notes (Identified Cost $104,464)		107,765
	Par Value	Value

Leveraged Loans(4)—3.1%
Aerospace—0.2%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.500%, 1/18/27	$ 347	$ 346
American Airlines, Inc. (3 month LIBOR + 4.750%) 0.000%, 4/20/28(9)	455	465
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	600	637
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.359%, 5/30/25	676	662
		2,110

Chemicals—0.2%
Gemini HDPE LLC 2027 (3 month LIBOR + 3.000%) 3.500%, 12/31/27	180	179
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.109%, 4/1/24	257	254
Ineos U.S. Petrochem LLC 2026, Tranche B (3 month LIBOR + 2.750%) 3.250%, 1/29/26	460	458
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 2.860%, 10/1/25	632	622
See Notes to Financial Statements
22

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Trinseo Materials Operating SCA Tranche B-2, First Lien (3 month LIBOR + 2.500%) 0.000%, 3/17/28(9)	$ 265	$ 262
		1,775

Consumer Durables—0.1%
CP Atlas Buyer, Inc. Tranche B (3 month LIBOR + 3.750%) 4.250%, 11/23/27	155	154
Resideo Funding, Inc. Tranche B (3 month LIBOR + 2.250%) 2.750%, 2/11/28	300	299
Weber-Stephen Products LLC Tranche B (3 month LIBOR + 3.250%) 4.000%, 10/30/27	309	308
		761

Energy—0.0%
Buckeye Partners LP Tranche B, First Lien (3 month LIBOR + 2.250%) 2.359%, 11/1/26	104	104
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24	259	259
		363

Financial—0.1%
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27	309	309
	Par Value	Value

Financial—continued
Citadel Securities LP 2021 (3 month LIBOR + 2.500%) 2.615%, 2/2/28	$ 355	$ 351
		660

Food / Tobacco—0.2%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 1.859%, 1/15/27	99	98
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 2.859%, 3/31/25	180	177
City Brewing Co. LLC First Lien (3 month LIBOR + 3.500%) 0.000%, 10/1/26(9)	110	110
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 3.000%) 0.000%, 8/3/25(9)	597	593
JBS USA Lux S.A. (3 month LIBOR + 2.000%) 0.000%, 5/1/26(9)	603	599
		1,577

Forest Prod / Containers—0.2%
Berry Global, Inc. Tranche Z (3 month LIBOR + 1.750%) 1.898%, 7/1/26	623	618
Reynolds Group Holdings, Inc. (3 month LIBOR + 2.750%) 0.000%, 2/6/23(9)	600	597
See Notes to Financial Statements
23

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—continued
Schweitzer-Mauduit International, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 1/27/28(9)	$ 380	$ 378
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25	40	38
		1,631

Gaming / Leisure—0.3%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24	289	289
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.250%) 2.331%, 9/15/23	632	630
CityCenter Holdings LLC (3 month LIBOR + 2.250%) 0.000%, 4/18/24(9)	605	597
Hilton Worldwide Finance LLC Tranche B-2 (3 month LIBOR + 1.750%) 0.000%, 6/22/26(9)	605	599
Playtika Holding Corp. Tranche B-1 (3 month LIBOR + 2.750%) 0.000%, 3/5/28(9)	450	447
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.609%, 2/12/27	277	266
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 1.859%, 7/8/24	282	282
	Par Value	Value

Gaming / Leisure—continued
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	$ 163	$ 161
		3,271

Healthcare—0.3%
AHP Health Partners, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 4.750%, 6/30/25	82	82
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.859%, 11/27/25	105	104
(1 month LIBOR + 3.000%) 3.109%, 6/2/25	54	54
Catalent Pharma Solutions, Inc. Tranche B-3 (1 month LIBOR + 2.000%) 2.500%, 2/22/28	296	296
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.000%, 6/7/23	312	310
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 3.500%, 10/27/22	560	560
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.953%, 6/11/25	373	371
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.865%, 11/17/25	435	434
See Notes to Financial Statements
24

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Healthcare—continued
PPD, Inc. (1 month LIBOR + 2.250%) 2.750%, 1/13/28	$ 420	$ 418
		2,629

Housing—0.1%
CPG International LLC (3 month LIBOR + 2.500%) 3.250%, 5/6/24(6)	51	51
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.109%, 11/21/24	601	599
		650

Information Technology—0.2%
Applied Systems, Inc.
First Lien (3 month LIBOR + 3.000%) 3.524%, 9/19/24	399	397
Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25	55	56
Boxer Parent Co., Inc. 2021 (1 month LIBOR + 3.750%) 3.859%, 10/2/25	553	550
Sophia LP (3 month LIBOR + 3.750%) 3.953%, 10/7/27	543	543
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26	269	269
Ultra Clean Holdings, Inc. (3 month LIBOR + 3.750%) 0.000%, 2/24/28(9)	185	185
		2,000

Manufacturing—0.1%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27	219	219
	Par Value	Value

Manufacturing—continued
Gardner Denver, Inc. Tranche A (1 month LIBOR + 2.750%) 2.859%, 3/1/27	$ 40	$ 39
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.750%) 3.500%, 3/31/27	598	596
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.859%, 3/1/27	45	44
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	463	458
		1,356

Media / Telecom - Broadcasting—0.0%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.615%, 9/18/26	451	447
Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.356%, 1/15/26	419	413
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26	61	61
Virgin Media Bristol LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 1/31/29(9)	70	69
		543

See Notes to Financial Statements
25

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—0.0%
Newco Financing Partnership Tranche AV1 (1 month LIBOR + 3.500%) 3.606%, 1/31/29	$ 170	$ 170
UPC Financing Partnership Tranche AV (1 month LIBOR + 3.500%) 3.606%, 1/31/29	170	169
		339

Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.359%, 3/15/27	153	151
Consolidated Communications, Inc. (1 month LIBOR + 4.750%) 5.750%, 10/2/27	103	104
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.109%, 3/9/27	377	373
		628

Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.860%, 4/11/25	622	614
Retail—0.1%
Harbor Freight Tools USA, Inc. 2020 (1 month LIBOR + 3.000%) 3.750%, 10/19/27	613	613
	Par Value	Value

Retail—continued
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/12/28	$ 300	$ 299
		912

Service—0.4%
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28	690	687
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.359%, 2/6/26	740	735
Peraton Corp.
(3 month LIBOR + 3.750%) 0.000%, 2/1/28(9)	210	210
Tranche B, First Lien (3 month LIBOR + 3.750%) 4.500%, 2/1/28	119	119
PODS LLC (3 month LIBOR + 3.000%) 0.000%, 3/31/28(9)	330	328
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.359%, 12/31/25	630	621
TKC Holdings, Inc. First Lien (6 month LIBOR + 3.750%) 4.750%, 2/1/23	286	279
WEX, Inc.
Tranche B, First Lien (3 month LIBOR + 2.250%) 0.000%, 3/20/28(9)	225	224
See Notes to Financial Statements
26

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Service—continued
Tranche B-3 (3 month LIBOR + 2.250%) 0.000%, 5/15/26(9)	$ 454	$ 452
		3,655

Transportation - Automotive—0.0%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	299	288
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.620%, 11/6/24	226	226
		514

Transportation - Land Transportation—0.1%
Genesee & Wyoming, Inc. (3 month LIBOR + 2.000%) 0.000%, 12/30/26(9)	599	596
Utility—0.2%
APLP Holdings LP 2020, Tranche B (3 month LIBOR + 2.500%) 3.500%, 4/14/25	195	194
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 4.500%, 12/10/27	428	427
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25	623	618
Calpine Corp. 2019 (1 month LIBOR + 2.000%) 2.110%, 4/5/26	447	442
		1,681

Total Leveraged Loans (Identified Cost $28,704)		28,712

	Shares	Value
Preferred Stocks—0.4%
Financials—0.3%
Discover Financial Services Series D, 6.125%	175 (10)	$ 194
Fifth Third Bancorp Series L, 4.500%	602 (10)	639
JPMorgan Chase & Co. Series HH, 4.600%	304 (10)	308
KeyCorp Series D, 5.000%	440 (10)	482
MetLife, Inc. Series D, 5.875%	277 (10)	307
Truist Financial Corp. Series Q, 5.100%	680 (10)	741
Zions Bancorp NA, 6.950%	6,400	179
		2,850

Industrials—0.1%
General Electric Co. Series D, 3.514%(4)	725 (10)	685
Total Preferred Stocks (Identified Cost $3,301)		3,535

Common Stocks—67.1%
Communication Services—10.8%
Activision Blizzard, Inc.	68,550	6,375
Adevinta ASA(11)	342,132	5,036
Ascential plc(11)	740,523	3,430
Auto Trader Group plc(11)	732,468	5,598
Clear Channel Outdoor Holdings, Inc. Class A(11)	1,381	2
CTS Eventim AG & Co. KGaA(11)	47,640	2,762
Facebook, Inc. Class A(11)	90,655	26,701
Infrastrutture Wireless Italiane SpA	228,950	2,551
Karnov Group AB	576,285	3,444
MarkLines Co., Ltd.	65,400	1,477
Netflix, Inc.(11)	30,700	16,015
New Work SE	14,780	3,839
See Notes to Financial Statements
27

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Shares	Value

Communication Services—continued
Rightmove plc(11)	736,918	$ 5,915
Tencent Holdings Ltd. ADR(7)	194,530	15,524
Yandex N.V. Class A(11)	40,355	2,585
		101,254

Consumer Discretionary—14.2%
Airbnb, Inc. Class A(11)	24,244	4,556
Alibaba Group Holding Ltd. Sponsored ADR(11)	87,863	19,921
Allegro.eu SA(11)	75,119	1,056
Amazon.com, Inc.(11)	12,533	38,778
Home Depot, Inc. (The)	21,590	6,590
Las Vegas Sands Corp.(11)	110,120	6,691
Marriott International, Inc. Class A(11)	38,080	5,640
Max Stock Ltd.(11)	572,792	2,305
MercadoLibre, Inc.(11)	8,240	12,130
Mercari, Inc.(11)	71,500	3,242
NIKE, Inc. Class B	93,310	12,400
Ross Stores, Inc.	60,400	7,243
Sonans Holding AS(11)	871,719	5,665
Trip.com Group Ltd. ADR(11)	88,390	3,503
Union Auction PCL	4,249,700	1,496
Vasta Platform Ltd.(11)	215,022	2,118
		133,334

Consumer Staples—2.7%
Estee Lauder Cos., Inc. (The) Class A	18,627	5,417
Heineken Malaysia Bhd	237,500	1,478
McCormick & Co., Inc.	47,980	4,278
Monster Beverage Corp.(11)	75,070	6,838
Procter & Gamble Co. (The)	50,070	6,781
		24,792

Energy—0.4%
Frontera Energy Corp.	1,798	9
	Shares	Value

Energy—continued
Pason Systems, Inc.	536,794	$ 3,793
		3,802

Financials—4.9%
Bank of America Corp.	246,535	9,538
Cerved Group SpA(11)	142,032	1,571
CME Group, Inc. Class A	21,480	4,387
Gruppo Mutuionline SpA	84,174	4,437
Kaspi.KZ JSC GDR	45,481	3,229
MarketAxess Holdings, Inc.	16,760	8,345
Mortgage Advice Bureau Holdings Ltd.	196,822	3,053
Nordnet AB publ(11)	131,986	2,131
Progressive Corp. (The)	31,290	2,992
Sabre Insurance Group plc	624,849	2,179
VNV Global AB(11)	313,461	3,919
		45,781

Health Care—3.2%
Danaher Corp.	41,070	9,244
Haw Par Corp., Ltd.	404,700	3,956
HealthEquity, Inc.(11)	46,330	3,151
Nakanishi, Inc.	80,900	1,684
Zoetis, Inc. Class A	73,900	11,638
		29,673

Industrials—10.4%
Boa Vista Servicos SA	684,250	1,414
BTS Group AB Class B	118,015	3,513
CAE, Inc.(11)	164,617	4,691
CoStar Group, Inc.(11)	11,690	9,608
CTT Systems AB	101,947	1,793
Enento Group Oyj(11)	97,723	4,022
Equifax, Inc.	21,640	3,920
Fair Isaac Corp.(11)	12,360	6,008
Fintel plc	1,547,167	4,671
Haitian International Holdings Ltd.	569,000	2,269
HeadHunter Group plc ADR	227,268	7,709
Kansas City Southern	35,240	9,300
Knorr-Bremse AG	11,004	1,373
See Notes to Financial Statements
28

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Shares	Value

Industrials—continued
Marel HF	546,246	$ 3,741
Meitec Corp.	12,290	678
MTU Aero Engines AG	8,858	2,085
Roper Technologies, Inc.	19,070	7,692
Rotork plc	363,582	1,787
S-1 Corp.	51,930	3,749
Tegma Gestao Logistica SA	663,712	2,226
Uber Technologies, Inc.(11)	195,630	10,664
Voltronic Power Technology Corp.	33,894	1,313
Wolters Kluwer NV	37,055	3,221
		97,447

Information Technology—19.7%
Accenture plc Class A	27,560	7,613
Admicom Oyj	11,333	1,273
Alten SA(11)	30,124	3,536
Amphenol Corp. Class A	170,290	11,234
Atled Corp.	8,112	167
Avalara, Inc.(11)	97,800	13,049
Bill.com Holdings, Inc.(11)	200,426	29,162
Bouvet ASA	42,953	3,174
Brockhaus Capital Management AG(11)	52,904	1,511
Duck Creek Technologies, Inc.(11)	227,527	10,270
FDM Group Holdings plc	151,311	2,103
Fineos Corp., Ltd. CDI(11)	225,034	667
Mintra Holding AS(11)	2,632,595	1,908
NVIDIA Corp.	39,299	20,983
Paycom Software, Inc.(11)	47,350	17,522
SimCorp A/S	12,046	1,492
Snowflake, Inc. Class A(11)	15,414	3,534
Trade Desk, Inc. (The) Class A(11)	31,030	20,221
Visa, Inc. Class A	98,457	20,846
	Shares	Value

Information Technology—continued
Webcash Corp.	22,234	$ 1,405
Webstep AS	282,917	926
Workday, Inc. Class A(11)	48,820	12,128
		184,724

Materials—0.8%
Corp. Moctezuma SAB de C.V.	620,531	1,852
Ecolab, Inc.	27,920	5,977
		7,829

Real Estate—0.0%
Apartment Income REIT Corp.	197	9
Apartment Investment and Management Co. Class A	197	1
		10

Total Common Stocks (Identified Cost $324,274)		628,646

Exchange-Traded Fund—0.1%
iShares JP Morgan USD Emerging Markets Bond ETF(12)	8,399	915
Total Exchange-Traded Fund (Identified Cost $959)		915

Warrant—0.0%
Financials—0.0%
VNV Global AB(11)	88,478	195
Total Warrant (Identified Cost $—)		195

Total Long-Term Investments—98.4% (Identified Cost $614,025)		921,473
See Notes to Financial Statements
29

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Shares	Value

Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(12)	19,933,385	$ 19,933
Total Short-Term Investment (Identified Cost $19,933)		19,933

Securities Lending Collateral—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(12)(13)	16,024,170	16,024
Total Securities Lending Collateral (Identified Cost $16,024)		16,024

TOTAL INVESTMENTS—102.3% (Identified Cost $649,982)		$957,430
Other assets and liabilities, net—(2.3)%		(21,192)
NET ASSETS—100.0%		$936,238

Abbreviations:
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
CDI	CREST Depositary Interest
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
GS	Goldman Sachs & Co.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
REIT	Real Estate Investment Trust
WaMu	Washington Mutual

Footnote Legend:
(1)	Regulation S security. Security is offered and sold outside of the United States; it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $142,590 or 15.2% of net assets.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	Variable rate security. Rate disclosed is as of March 31, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	All or a portion of security is on loan.
(8)	Amount is less than $500.
(9)	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
30

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	76%
China	4
United Kingdom	3
Brazil	2
Norway	2
Sweden	2
Canada	1
Other	10
Total	100%
† % of total investments as of March 31, 2021.
See Notes to Financial Statements
31

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 30,575	$ —	$ 30,575	$ —
Corporate Bonds and Notes	107,765	—	107,765	— (1)
Foreign Government Securities	5,335	—	5,335	—
Leveraged Loans	28,712	—	28,661	51
Mortgage-Backed Securities	77,384	—	76,859	525
Municipal Bonds	3,626	—	3,626	—
U.S. Government Securities	34,785	—	34,785	—
Equity Securities:
Common Stocks	628,646	628,646	—	—
Preferred Stocks	3,535	—	3,535	—
Warrant	195	195	—	—
Securities Lending Collateral	16,024	16,024	—	—
Exchange-Traded Fund	915	915	—	—
Money Market Mutual Fund	19,933	19,933	—	—
Total Investments	$957,430	$665,713	$291,141	$576

(1)	Amount is less than $500.
Securities held by the Fund with an end of period value of $51 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2021.
See Notes to Financial Statements
32

TACTICAL ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)(2)	$ 957,430
Foreign currency at value(3)	9
Cash	3,899
Receivables
Investment securities sold	1,424
Fund shares sold	268
Dividends and interest	1,905
Tax reclaims	41
Securities lending income	2
Prepaid Trustees’ retainer	14
Prepaid expenses	187
Other assets	85
Total assets	965,264
Liabilities
Payables
Fund shares repurchased	603
Investment securities purchased	11,443
Collateral on securities loaned	16,024
Investment advisory fees	401
Distribution and service fees	214
Administration and accounting fees	83
Transfer agent and sub-transfer agent fees and expenses	126
Trustee deferred compensation plan	85
Interest expense and/or commitment fees	1
Other accrued expenses	46
Total liabilities	29,026
Net Assets	$ 936,238
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 604,434
Accumulated earnings (loss)	331,804
Net Assets	$ 936,238
Net Assets:
Class A	$ 833,398
Class C	$ 40,145
Class I	$ 62,581
Class R6	$ 114
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	64,388,320
Class C	3,022,191
Class I	4,849,024
Class R6	8,814
See Notes to Financial Statements
33

TACTICAL ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2021
(Reported in thousands except shares and per share amounts)
Net Asset Value and Redemption Price Per Share:*
Class A	$ 12.94
Class C	$ 13.28
Class I	$ 12.91
Class R6	$ 12.91
Maximum Offering Price per Share (NAV/(1-5.50%**)):
Class A	$ 13.69
(1) Investment in securities at cost	$ 649,982
(2) Market value of securities on loan	$ 15,897
(3) Foreign currency at cost	$ 9

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
**	Maximum sales charge.
See Notes to Financial Statements
34

TACTICAL ALLOCATION FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2021
($ reported in thousands)
Investment Income
Dividends	$ 1,698
Interest	4,067
Securities lending, net of fees	4
Foreign taxes withheld	(80)
Total investment income	5,689
Expenses
Investment advisory fees	2,507
Distribution and service fees, Class A	1,014
Distribution and service fees, Class C	231
Administration and accounting fees	470
Transfer agent fees and expenses	229
Sub-transfer agent fees and expenses, Class A	148
Sub-transfer agent fees and expenses, Class C	17
Sub-transfer agent fees and expenses, Class I	23
Custodian fees	2
Printing fees and expenses	23
Professional fees	34
Interest expense and/or commitment fees	2
Registration fees	24
Trustees’ fees and expenses	28
Miscellaneous expenses	100
Total expenses	4,852
Less net expenses reimbursed and/or waived by investment adviser(1)	(182)
Less low balance account fees	(8)
Net expenses	4,662
Net investment income (loss)	1,027
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	40,372
Foreign currency transactions	(46)
Net change in unrealized appreciation (depreciation) on:
Investments	36,795
Foreign currency transactions	(1)
Net realized and unrealized gain (loss) on investments	77,120
Net increase (decrease) in net assets resulting from operations	$78,147

(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
35

TACTICAL ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS
(reported in thousands)
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,027	$ 4,222
Net realized gain (loss)	40,326	13,401
Net change in unrealized appreciation (depreciation)	36,794	148,434
Increase (decrease) in net assets resulting from operations	78,147	166,057
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(14,662)	(11,431)
Class C	(873)	(118)
Class I	(1,091)	(110)
Class R6	(2)	—
Total dividends and distributions to shareholders	(16,628)	(11,659)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (3,344 and 2,820 shares, respectively)	43,509	30,276
Class C (315 and 293 shares, respectively)	4,786	3,215
Class I (1,038 and 2,470 shares, respectively)	12,963	27,408
Class R6 (9 and — shares, respectively)	111	—
Net assets from merger(1):
Class A (7,220 and — shares, respectively)	86,813	—
Class C (3,374 and — shares, respectively)	41,686	—
Class I (2,156 and — shares, respectively)	25,853	—
Reinvestment of distributions:
Class A (1,018 and 1,062 shares, respectively)	13,500	10,675
Class C (64 and 11 shares, respectively)	871	114
Class I (81 and 10 shares, respectively)	1,077	110
Class R6 (—(2) and — shares, respectively)	— (3)	—
Shares repurchased and cross class conversions:
Class A ((3,641) and (7,341) shares, respectively)	(47,297)	(76,872)
Class C ((1,706) and (203) shares, respectively)	(22,822)	(2,171)
Class I ((625) and (578) shares, respectively)	(8,097)	(6,303)
Increase (decrease) in net assets from capital transactions	152,953	(13,548)
Net increase (decrease) in net assets	214,472	140,850
Net Assets
Beginning of period	721,766	580,916
End of Period	$ 936,238	$ 721,766

(1)	See Note 10 in Notes to Financial Statements.
(2)	Amount is less than 500 shares.
(3)	Amount is less than $500.
See Notes to Financial Statements
36

THIS PAGE INTENTIONALLY BLANK.

TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions

Class A
10/1/20 to 3/31/21(6)	$12.10	0.02	1.05	1.07	(0.03)	(0.20)	(0.23)
10/1/19 to 9/30/20	9.51	0.07	2.71	2.78	(0.07)	(0.12)	(0.19)
10/1/18 to 9/30/19	9.66	0.13	0.06	0.19	(0.12)	(0.22)	(0.34)
10/1/17 to 9/30/18	9.00	0.14	0.73	0.87	(0.14)	(0.07)	(0.21)
4/1/17 to 9/30/17(12)	8.33	0.08	0.69	0.77	(0.08)	(0.02)	(0.10)
4/1/16 to 3/31/17	8.44	0.17	0.56	0.73	(0.15)	(0.69)	(0.84)
4/1/15 to 3/31/16	9.75	0.20	(0.88)	(0.68)	(0.17)	(0.46)	(0.63)
Class C
10/1/20 to 3/31/21(6)	$12.44	(0.03)	1.08	1.05	(0.01)	(0.20)	(0.21)
10/1/19 to 9/30/20	9.78	(0.01)	2.80	2.79	(0.01)	(0.12)	(0.13)
10/1/18 to 9/30/19	9.93	0.06	0.05	0.11	(0.04)	(0.22)	(0.26)
10/1/17 to 9/30/18	9.24	0.07	0.75	0.82	(0.06)	(0.07)	(0.13)
4/1/17 to 9/30/17(12)	8.55	0.05	0.70	0.75	(0.04)	(0.02)	(0.06)
4/1/16 to 3/31/17	8.64	0.11	0.57	0.68	(0.08)	(0.69)	(0.77)
4/1/15 to 3/31/16	9.96	0.14	(0.90)	(0.76)	(0.10)	(0.46)	(0.56)
Class I
10/1/20 to 3/31/21(6)	$12.07	0.03	1.06	1.09	(0.05)	(0.20)	(0.25)
10/1/19 to 9/30/20	9.51	0.08	2.70	2.78	(0.10)	(0.12)	(0.22)
1/29/19 (15) to 9/30/19	8.66	0.10	0.85	0.95	(0.10)	—	(0.10)
Class R6
10/20/20 (15) to 3/31/21	$12.48	0.04	0.64	0.68	(0.05)	(0.20)	(0.25)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
38

TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

—	0.84	$12.94	8.81%	$833,398	1.00% (7)(8)	1.04%	0.25%	32%
—	2.59	12.10	29.72	683,100	1.06 (9)	1.06	0.68	35
— (10)	(0.15)	9.51	2.36 (11)	569,543	1.14 (9)	1.14	1.33	51
—	0.66	9.66	9.73	146,854	1.26	1.27	1.47	41
—	0.67	9.00	9.25	142,481	1.38	1.38	1.81	26
—	(0.11)	8.33	9.20 (13)	137,388	1.37 (8)(13)	1.38	1.86 (13)	104
—	(1.31)	8.44	(7.36)	147,546	1.32	1.33	2.25	81

—	0.84	$13.28	8.39%	$ 40,145	1.75% (7)(8)	1.81%	(0.51) %	32%
—	2.66	12.44	28.82	12,140	1.83 (9)(14)	1.78	(0.10)	35
— (10)	(0.15)	9.78	1.48 (11)	8,560	1.91 (7)	1.99	0.59	51
—	0.69	9.93	8.94	3,736	2.04	2.05	0.68	41
—	0.69	9.24	8.80	4,054	2.14	2.15	1.05	26
—	(0.09)	8.55	8.37 (13)	4,378	2.11 (8)(13)	2.13	1.13 (13)	104
—	(1.32)	8.64	(8.02)	5,460	2.07	2.08	1.51	81

—	0.84	$12.91	8.94%	$ 62,581	0.77% (7)(8)	0.82%	0.48%	32%
—	2.56	12.07	29.74	26,526	0.82 (9)	0.82	0.73	35
— (10)	0.85	9.51	10.94 (11)	2,813	0.88 (9)	0.89	1.52	51 (16)

—	0.43	$12.91	5.40%	$ 114	0.60% (8)	0.74%	0.65%	32% (16)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
39

TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	The share class is currently under its expense limitation.
(10)	Amount is less than $0.005 per share.
(11)	Payment from affiliates had no impact on total return.
(12)	The Fund changed its fiscal year end to September 30, during the period.
(13)	State Street Bank & Trust, custodian for the Fund through January 29, 2010, reimbursed the Fund for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses to Average Net Assets by 0.08%. Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return by 0.08%.
(14)	See Note 3D in the Notes to Financial Statements for information on recapture of expenses previously waived.
(15)	Inception date.
(16)	Portfolio turnover is representative of the Fund for the entire period.
See Notes to Financial Statements
40

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2021
Note 1. Organization
Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 14 funds of the Trust are offered for sale, of which the Tactical Allocation Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has investment objectives of capital appreciation and income. There is no guarantee that the Fund will achieve its objectives.
The Fund offers Class A shares, Class C shares, Class I shares, and Class R6 shares.
Effective February 1, 2021, Class A shares are sold with a front-end sales charge of up to 5.50% with some exceptions. Prior to February 1, 2021, Class A shares were sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments,
41

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Less low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
42

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
43

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2021, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2017 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
44

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and forward commitment securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Leveraged Loans
The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities
45

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
I.	Securities Lending
Effective October 1, 2020, the Fund may resume loaning securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At March 31, 2021, the securities loaned were subject to a MSLA on a net payment basis as follows:

Counterparty	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
BNYM	$ 15,897	$ 15,897	$ —
(1)	Collateral received in excess of the market value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
46

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadvisers.
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
0.55%	0.50%	0.45%
B.	Subadvisers
The subadvisers manage the investments of the Fund for which they are paid a fee by the Adviser.
Newfleet Asset Management, LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund’s fixed income portfolio. Kayne Anderson Rudnick Investment Management, LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund’s domestic equity portfolio and international equity portfolio.
C.	Expense Limitations
The Adviser has contractually agreed to limit the Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following percentages of the Fund’s average net asset values through February 1, 2022. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Class A	Class C	Class I	Class R6
0.99% ‡	1.75% ‡	0.76% ‡	0.60% *
‡	Effective October 31, 2020. For the period October 1, 2020 through October 30, 2020, the expense caps were as follows for Class A shares, Class C shares and Class I shares, respectively: 1.15%, 1.90% and 0.90%.
*	Effective October 20, 2020.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such
47

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

Expiration
2024
Class A	$ 153
Class C	13
Class I	16
Class R6	— (1)

(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2021, it retained net commissions of $36 for Class A shares and CDSC of $2 for Class C shares.
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following annual rates: 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
For the period ended March 31, 2021, the Fund incurred administration fees totaling $429 which are included in the Statement of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended March 31, 2021, the Fund incurred transfer agent fees totaling $192 which are included in the Statement of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments in Affiliates
The Fund is permitted to purchase assets from or sell assets to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers),
48

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
common Trustees and/or common officers comply with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended March 31, 2021, the Fund did not engage in Rule 17a-7 of the 1940 Act transactions.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at March 31, 2021.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2021, were as follows:
Purchases	Sales
$254,833	$286,501
Purchases and sales of long-term U.S. Government and agency securities during the period ended March 31, 2021, were as follows:
Purchases	Sales
$24,422	$9,894
Note 5. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Fund. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains
49

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objectives. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 6.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 7. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At March 31, 2021, the Fund did not hold any securities that were restricted.
Note 8. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 10, 2022. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total
50

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
commitment fees paid for the period ended March 31, 2021, are included in the “Interest expense and/or commitment fees” line on the Statement of Operations. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Fund had no borrowings at any time during the period ended March 31, 2021.
Note 9. Federal Income Tax Information
($ reported in thousands)
At March 31, 2021, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 650,756	$ 315,604	$ (8,930)	$ 306,674
Note 10. Reorganization
($ reported in thousands)
On June 17, 2020, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund, (the “Merged Funds”), the series of the Virtus Opportunities Trust, and the Fund, which provided for the transfer of all of the assets of the Merged Funds for shares of the Fund and the assumption of the liabilities of the Merged Funds. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Merged Funds to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Merged Funds. The reorganization was accomplished by a tax-free exchange of shares on October 30, 2020. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Funds were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Merged Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Merged Fund Net Asset Value of Converted Shares
Virtus Rampart Multi-Asset Trend Fund		Virtus Tactical Allocation Fund
Class A Shares	1,008,720	Class A Shares	943,504	$ 11,345
Class C Shares	1,609,863	Class C Shares	1,402,324	17,327
Class I Shares	584,346	Class I Shares	552,308	6,623
51

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Merged Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Merged Fund Net Asset Value of Converted Shares

Virtus Rampart Sector Trend Fund		Virtus Tactical Allocation Fund
Class A Shares	5,953,520	Class A Shares	6,276,239	$ 75,468
Class C Shares	1,937,610	Class C Shares	1,971,499	24,359
Class I Shares	1,521,103	Class I Shares	1,603,669	19,230
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Virtus Rampart Multi-Asset Trend Fund		Virtus Rampart Sector Trend Fund		Virtus Tactical Allocation Fund
Net Assets	Unrealized Appreciation (Depreciation)	Net Assets	Unrealized Appreciation (Depreciation)	Net Assets
$35,295	$2,507	$119,057	$10,140	$715,533
The net assets of the Fund immediately following the acquisition were $869,885.
Assuming the acquisition had been completed on October 1, 2020, the Fund’s pro-forma results of operations for the period ended March 31, 2021 would have been as follows:
Net investment income (loss)	$958(a)
Net realized and unrealized gain (loss) on investments	73,356 (b)
Net increase (decrease) in net assets resulting from operations	$74,314
(a) $1,019, as reported in the Statement of Operations, plus $(21) net investment loss from Virtus Rampart Multi-Asset Trend Fund and $(40) net investment loss from Virtus Rampart Sector Trend Fund pre-merger.
(b) $77,128, as reported in the Statement of Operations, plus $(433) net realized and unrealized gain (loss) on investments from Virtus Rampart Multi-Asset Trend Fund and $(3,339) net realized and unrealized gain (loss) on investments from Virtus Rampart Sector Trend Fund pre-merger.
Because the Merged Funds and the Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the merged Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund that have been included in the Fund’s Statement of Operations since October 30, 2020.
52

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Note 11. Regulatory Matters and Litigation
From time to time, the Trust, the Fund, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 12. Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
53

RESULTS OF SHAREHOLDER MEETING
OCTOBER 14, 2020 (Unaudited)
At a reconvened special meeting of shareholders of Virtus Rampart Multi-Asset Trend Fund (the “Fund”), a series of Virtus Opportunities Trust which has since reorganized with and into Virtus Tactical Allocation Fund, a series of Virtus Equity Trust, held on October 14, 2020, shareholders of the Fund voted on the following proposal:

Number of Eligible Votes:
	FOR	AGAINST	ABSTAIN
To approve an Agreement and Plan of
Reorganization that provides for the
reorganization of Virtus Rampart Multi-
Asset Trend Fund, a series of Virtus
Opportunities Trust, into Virtus Tactical
Allocation Fund, a series of Virtus Equity
Trust	17,073,979.10 (representing 84.611% of dollars voted, with 51.470% of total dollars voting)	731,165.77 (representing 3.623% of dollars voted, with 51.470% of total dollars voting)	2,374,328.82 (representing 11.766% of dollars voted, with 51.470% of total dollars voting)
Shareholders of the Fund voted to approve the above proposal.
RESULTS OF SHAREHOLDER MEETING
OCTOBER 23, 2020 (Unaudited)
At a reconvened special meeting of shareholders of Virtus Rampart Sector Trend Fund (the “Fund”), a series of Virtus Opportunities Trust which has since reorganized with and into Virtus Tactical Allocation Fund, a series of Virtus Equity Trust, held on October 23, 2020, shareholders of the Fund voted on the following proposal:

Number of Eligible Votes:
	FOR	AGAINST	ABSTAIN
To approve an Agreement and Plan of Reorganization that provides for the reorganization of Virtus Rampart Sector Trend Fund, a series of Virtus Opportunities Trust, into Virtus Tactical Allocation Fund, a series of Virtus Equity Trust	57,823,283.74 (representing 77.345% of dollars voted, with 51.395% of total dollars voting)	10,986,519.43 (representing 14.695% of dollars voted, with 51.395% of total dollars voting)	5,951,274.56 (representing 7.960% of dollars voted, with 51.395% of total dollars voting)
Shareholders of the Fund voted to approve the above proposal.
54

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Kayne Anderson Rudnick Investment Management LLC (“KAR”); and among the Trust, VIA and Newfleet Asset Management, LLC (“Newfleet”; each of KAR and Newfleet, a “Subadviser” and collectively, the “Subadvisers”) with respect to Virtus Tactical Allocation Fund (the “Fund”). At virtual meetings held on November 3, 2020, and November 16-18, 2020 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Fund by VIA and each of the Subadvisers; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
55

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s summary and statutory prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
56

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and its portfolio composition, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2020.
The Board noted that the Fund outperformed the median of its Performance Universe for the year-to-date and 1-year periods and outperformed its benchmark for the year-to-date and 1-year periods.
After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee included advisory fees. The Board also noted that the Fund had expense caps in place to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the
57

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
size of the Fund and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
The Board considered that the Fund’s net management fee and net total expenses after waivers were in the third quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationship to the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadvisers, the Board noted that, because the Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management and that expense caps were in place for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board then concluded that no changes to the advisory fee structure of the Fund with respect to economies of scale were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to
58

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the portion of the Fund managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Fund was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.
59

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TACTICAL ALLOCATION FUND
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
R. Keith Walton
Brian T. Zino
Advisory Board Members
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8649	05-21

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date	6/3/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date	6/3/2021

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer (principal financial officer)

Date	6/3/2021

*	Print the name and title of each signing officer under his or her signature.